File No. 333-59020

               SECURITIES AND EXCHANGE COMMISSION
                   WASHINGTON, D.C. 20549-1004

                         POST-EFFECTIVE
                         AMENDMENT NO. 1

                               TO
                            FORM S-6

For Registration Under the Securities Act of 1933 of Securities of Unit Investment Trusts Registered on Form N-8B-2

                             FT 527
       INVESTMENT STYLE EQUITY PORTFOLIO, SMALL-CAP VALUE SERIES
      INVESTMENT STYLE EQUITY PORTFOLIO, SMALL-CAP GROWTH SERIES
        INVESTMENT STYLE EQUITY PORTFOLIO, MID-CAP VALUE SERIES
       INVESTMENT STYLE EQUITY PORTFOLIO, MID-CAP GROWTH SERIES
       INVESTMENT STYLE EQUITY PORTFOLIO, LARGE-CAP VALUE SERIES
      INVESTMENT STYLE EQUITY PORTFOLIO, LARGE-CAP GROWTH SERIES
        INVESTMENT STYLE EQUITY PORTFOLIO, INTERNATIONAL SERIES
            INVESTMENT STYLE EQUITY PORTFOLIO, REIT SERIES
                     (Exact Name of Trust)

                  First Trust Portfolios, L.P.
                    (Exact Name of Depositor)

                      1001 Warrenville Road
                     Lisle, Illinois  60532

  (Complete address of Depositor's principal executive offices)


          First Trust Portfolios, L.P. CHAPMAN AND CUTLER
          Attn:  James A. Bowen        Attn:  Eric F. Fess
          1001 Warrenville Road        111 West Monroe Street
          Lisle, Illinois  60532       Chicago, Illinois  60603

        (Name and complete address of agents for service)

It is proposed that this filing will become effective (check appropriate box)

:    :  immediately upon filing pursuant to paragraph (b)
:  x :  July 31, 2002
:    :  60 days after filing pursuant to paragraph (a)
:    :  on (date) pursuant to paragraph (a) of rule (485 or 486)


                                     FT 527
            INVESTMENT STYLE EQUITY PORTFOLIO, SMALL-CAP VALUE SERIES
                                  893,550 UNITS





PROSPECTUS
Part One
Dated July 31, 2002

Note: Part One of this Prospectus may not be distributed unless accompanied by Part Two and Part Three.

The Trust

FT 527, Investment Style Equity Portfolio, Small-Cap Value Series (the "Trust") is a unit investment trust consisting of a portfolio containing common stocks of companies with the potential for above-average capital appreciation through small-cap value securities. At June 17, 2002, each Unit represented a 1/893,550 undivided interest in the principal and net income of the Trust (see "The FT Series" in Part Two).

The Units being offered by this Prospectus are issued and outstanding Units which have been purchased by the Sponsor, First Trust Portfolios L.P. (formerly, Nike Securities L.P.), in the secondary market or from the Trustee after having been tendered for redemption. The profit or loss resulting from the sale of Units will accrue to the Sponsor. No proceeds from the sale of Units will be received by the Trust.

Public Offering Price

The Public Offering Price per Unit is equal to the aggregate value of the Securities in the Portfolio of the Trust, plus or minus cash, if any, in the Income and Capital Accounts of the Trust divided by the number of Units outstanding, plus a sales charge of 3.0% of the Public Offering Price (3.093% of the net amount invested) including Income and Principal cash. At June 17, 2002, the Public Offering Price per Unit was $11.759 (see "Public Offering" in Part
Two). The minimum purchase is $1,000 ($500 for Individual Retirement Accounts or other retirement plans).

        Please retain all parts of this Prospectus for future reference.
------------------------------------------------------------------------------
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
------------------------------------------------------------------------------

          FIRST TRUST PORTFOLIOS L.P. (FORMERLY, NIKE SECURITIES L.P.)
                                     Sponsor

                                     FT 527
            INVESTMENT STYLE EQUITY PORTFOLIO, SMALL-CAP VALUE SERIES
              SUMMARY OF ESSENTIAL INFORMATION AS OF JUNE 17, 2002
      Sponsor: First Trust Portfolios L.P. (formerly, Nike Securities L.P.)
                      Evaluator: First Trust Advisors L.P.
                          Trustee: JPMorgan Chase Bank



GENERAL INFORMATION


Number of Units                                                        893,550
Fractional Undivided Interest in the Trust per Unit                  1/893,550
Public Offering Price:
   Aggregate Value of Securities in the Portfolio                  $10,046,541
   Aggregate Value of Securities per Unit                              $11.243
   Income and Principal cash (overdraft) in the Portfolio             $145,625
   Income and Principal cash (overdraft) per Unit                        $.163
   Sales Charge 3.093% (3.0% of Public Offering Price
      including Income and Principal Cash)                               $.353
   Public Offering Price per Unit                                      $11.759
Redemption Price and Sponsor Repurchase Price per Unit
   ($.353 less than the Public Offering Price per Unit)                $11.406

Date Trust Established                                          April 24, 2001
Mandatory Termination Date                                      April 30, 2004
Evaluator's Annual Fee: $.0030 per Unit. Evaluations for purposes of sale, purchase or redemption of Units are made as of the close of trading (generally 4:00 p.m. Eastern time) on the New York Stock Exchange on each day on which it is open.
Supervisory fee payable to an affiliate of the Sponsor: Maximum of $.0035 per Unit annually.
Administrative expenses payable to the Sponsor: Maximum of $.0015 per Unit annually.
Trustee's Annual Fee:  $.0075 per Unit.
Deferred sales charge: Accrued at the daily rate of $.00005479 per unit, or approximately $.02 per unit annually.
Creation and development fee: 0.35% of daily average net assets, maximum of 1.05% of a Unit holder's initial investment.
Capital Distribution Record Date and Distribution Date: Distributions from the Capital Account will be made monthly payable on the last day of the month to Unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $.01 per Unit. Notwithstanding, distributions of funds in the Capital Account, if any, will be made in December of each year.
Income Distribution Record Date: Fifteenth day of each June and December. Income Distribution Date: The last day of each June and December.
A Unit holder who owns at least 1,000 Units may request an "In-Kind Distribution" upon redemption or upon termination of the Trust. See "Income and Capital Distributions" in Part Two.

                         REPORT OF INDEPENDENT AUDITORS


The Unit Holders of FT 527,
Investment Style Equity Portfolio,
Small-Cap Value Series


We have audited the statement of assets and liabilities of FT 527, Investment Style Equity Portfolio, Small-Cap Value Series (the "Trust"), including the schedule of investments, as of March 31, 2002, and the related statements of operations and of changes in net assets for the period from April 24, 2001 (Initial Date of Deposit) to March 31, 2002. These financial statements are the responsibility of the Trust's Sponsor. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2002, by correspondence with the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Trust's Sponsor, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of FT 527, Investment Style Equity Portfolio, Small-Cap Value Series, at March 31, 2002, and the results of its operations and changes in its net assets for the period from April 24, 2001 (Initial Date of Deposit) to March 31, 2002, in conformity with accounting principles generally accepted in the United States of America.




Deloitte & Touche LLP
Chicago, Illinois
July 15, 2002

                                     FT 527
            INVESTMENT STYLE EQUITY PORTFOLIO, SMALL-CAP VALUE SERIES

                       STATEMENT OF ASSETS AND LIABILITIES

                                 March 31, 2002



ASSETS

Securities, at fair value (cost, $10,537,024)                   $11,714,985
Cash                                                                162,967
Dividends receivable                                                    723
Unit subscriptions receivable                                       401,439
                                                                -----------
TOTAL ASSETS                                                    $12,280,114
                                                                ===========

LIABILITIES AND NET ASSETS

Accrued liabilities                                               $   9,425
Liability for deferred sales charge                                     191
Liability for organization costs                                      4,711
Payable from investments purchased                                  399,090
                                                                  ---------
TOTAL LIABILITIES                                                   413,417
                                                                  ---------

Net assets, applicable to 969,535 outstanding units
      of fractional undivided interest:
   Cost of Trust assets                                          10,537,024
   Net unrealized appreciation (depreciation)                     1,177,961
   Distributable funds (deficit)                                    166,945
   Less deferred sales charge                                        (9,722)
   Less organization costs                                           (5,511)
                                                                 ----------
                                                                 11,866,697
                                                                 ----------

TOTAL LIABILITIES AND NET ASSETS                                $12,280,114
                                                                ===========

Net asset value per unit                                            $12.240
                                                                    =======

See notes to financial statements.

                                     FT 527
            INVESTMENT STYLE EQUITY PORTFOLIO, SMALL-CAP VALUE SERIES

                             SCHEDULE OF INVESTMENTS

                                 March 31, 2002


  Number                                                              Fair
 of Shares     Name of Issuer of Equity Securities (1)                Value

               BASIC MATERIALS - 8%
               ---------------
  7,222        OM Group, Inc.                                         $522,151
  7,474        Simpson Manufacturing Co., Inc.                         457,035

               CAPITAL GOODS - 17%
               -------------
 11,495        AptarGroup, Inc.                                        402,900
 12,755        Cognex Corporation                                      370,660
 10,801        Electro Scientific Industries, Inc.                     395,857
 15,766        Photon Dynamics, Inc.                                   802,332

               CONSUMER CYCLICALS - 27%
               ------------------
 20,917        La-Z-Boy Incorporated                                   574,172
 30,153 (2)    Monaco Coach Corporation                                732,718
 23,870        Nautica Enterprises, Inc.                               361,869
 22,551        Owens & Minor, Inc.                                     442,902
 20,968 (3)    Toll Brothers, Inc.                                     522,627
 14,505        United Stationers Inc.                                  552,640

               CONSUMER STAPLES - 9%
               ----------------
 11,307 (3)    Constellation Brands, Inc.                              621,433
  9,487        The Scotts Company                                      434,315

               ENERGY - 2%
               ------
 18,087        Vintage Petroleum, Inc.                                 265,879

               FINANCIALS - 7%
               ----------
 17,397        Community First Bankshares, Inc.                        449,886
 15,010        First BanCorp.                                          433,789

               HEALTHCARE - 5%
               ----------
 49,374        Bio-Technology General Corp.                            242,426
 10,363        Invacare Corporation                                    389,649

               TECHNOLOGY - 14%
               ----------
 15,957        Bel Fuse Inc. (Class B)                                 390,308
 22,989 (3)    CACI International Inc.                                 807,144
 13,255        Photronics, Inc.                                        447,091

               TELECOMMUNICATIONS - 4%
               ------------------
 14,137        Anixter International Inc.                              418,879

               UTILITIES - 6%
               ---------
 19,345        Cascade Natural Gas Corporation                         410,501
 10,050        Energen Corporation                                     265,822
                                                                   -----------
               Total investments (total cost $10,537,024) - 99%    $11,714,985
                                                                   ===========

                                     FT 527
            INVESTMENT STYLE EQUITY PORTFOLIO, SMALL-CAP VALUE SERIES

                       SCHEDULE OF INVESTMENTS (continued)

                                 March 31, 2002






(1)     Percentages are calculated based on net assets.

(2)     The number of shares reflects the effect of a three for two stock split.

(3)     The number of shares reflects the effect of a two for one stock split.



























See notes to financial statements.

                                     FT 527
            INVESTMENT STYLE EQUITY PORTFOLIO, SMALL-CAP VALUE SERIES

                             STATEMENT OF OPERATIONS




                                                                Period from
                                                              April 24, 2001
                                                             (Initial Date of
                                                                Deposit) to
                                                              March 31, 2002


Dividend income (net of foreign taxes withheld
   of $102 in 2002)                                                $35,257

Expenses:
   Trustee and other service fees                                   (6,549)
   Evaluator's fees                                                 (1,014)
   Supervisory fees                                                 (1,334)
   Administrative fees                                                (484)
   Creation and development fees                                   (17,979)
   Other expenses                                                   (2,885)
                                                                   -------
   Total expenses                                                  (30,245)
                                                                   -------
      Investment income (loss) - net                                 5,012

Net gain (loss) on investments:
   Net realized gain (loss)                                             (1)
   Change in net unrealized appreciation
      (depreciation)                                             1,177,961
                                                                 ---------
                                                                 1,177,960
                                                                 ---------

Net increase (decrease) in net assets
   resulting from operations                                    $1,182,972
                                                                ==========




See notes to financial statements.

                                     FT 527
            INVESTMENT STYLE EQUITY PORTFOLIO, SMALL-CAP VALUE SERIES

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                  Period from
                                                                April 24, 2001
                                                               (Initial Date of
                                                                  Deposit) to
                                                                March 31, 2002
Net increase (decrease) in net assets
      resulting from operations:
   Investment income (loss) - net                                     $5,012
   Net realized gain (loss) on investments                                (1)
   Change in net unrealized appreciation
      (depreciation) on investments                                1,177,961
                                                                   ---------
   Net increase (decrease) in net assets
      resulting from operations                                    1,182,972
                                                                   ---------

Units issued                                                      10,572,299
   Deferred sales charge                                              (9,722)
   Organization costs                                                 (5,361)
                                                                  ----------
   Total                                                          10,557,216
                                                                  ----------

Unit redemptions                                                           -

Distributions to unit holders:
   Investment income - net                                           (18,624)
   Principal from investment transactions                                  -
                                                                  ----------
   Total distributions                                               (18,624)
                                                                  ----------
Total increase (decrease) in net assets                           11,721,564

Net assets:
   Beginning of the period                                           145,133
                                                                 -----------
   End of the period                                             $11,866,697
                                                                 ===========
Distributable funds (deficit) at end of the period                  $166,945
                                                                    ========
Trust units:
   Beginning of the period                                            14,978
   Issued                                                            954,557
   Redemptions                                                             -
                                                                     -------
   End of the period                                                 969,535
                                                                     =======
See notes to financial statements.

                                     FT 527
            INVESTMENT STYLE EQUITY PORTFOLIO, SMALL-CAP VALUE SERIES

                          NOTES TO FINANCIAL STATEMENTS





1.    Organization

FT 527, Investment Style Equity Portfolio, Small-Cap Value Series (the "Trust") is a unit investment trust consisting of a portfolio containing common stocks of companies with the potential for above-average capital appreciation through small-cap value securities.

2.    Significant accounting policies

Basis of presentation - The financial statements are presented on the accrual basis of accounting.

Security valuation - The equity securities are stated at the closing sale prices of listed equity securities and the bid prices of over-the-counter traded equity securities as reported by First Trust Advisors L.P. (the "Evaluator"), an affiliate of First Trust Portfolios L.P. (formerly, Nike Securities L.P.) (the "Sponsor").

Dividend income - Dividends on each equity security are recognized on such equity security's ex-dividend date.

Security cost - Cost of the equity securities is based on the market value of such securities on the dates the securities were deposited in the Trust. The cost of securities sold is determined using the average cost method. Sales of securities are recorded on the trade date.

Federal income taxes - The Trust is not taxable for federal income tax purposes. Each unit holder is considered to be the owner of a pro rata portion of the Trust and, accordingly, no provision has been made for federal income taxes.

Expenses of the Trust - The Trust pays a fee for Trustee services to JPMorgan Chase Bank of $.0075 per annum per unit, an annual fee to the Evaluator of $.0030 per unit and an annual supervisory fee to an affiliate of the Sponsor of $.0035 per unit. Such fees are based on the largest aggregate number of units outstanding during the calendar year, except during the initial public offering period, in which case the monthly fee is based on the largest number of units outstanding during the period for which compensation is paid. The Trust also pays recurring financial reporting costs and an annual administrative fee to the Sponsor.

The Trust pays a creation and development fee of .35% of daily average net assets which compensates the Sponsor for creating and developing the Trust. Such fee accrues daily during the life of the Trust based on the average net asset value and is paid to the Sponsor monthly. In no event will the Sponsor collect more than 1.05% of the unit holder's initial investment.

Deferred sales charge - The deferred sales charge is paid to the Sponsor and accrues at the daily rate of $.00005479 per unit, or approximately $.02 per unit annually. Units redeemed are not subject to any remaining unaccrued deferred sales charge payments at the time of redemption

Organization costs - The Public Offering Price paid by unit holders included an amount sufficient to pay for all or a portion of the costs incurred in establishing the Trust, including costs of preparing the registration statement, the Trust indenture and other closing documents, registering units with the Securities and Exchange Commission and states, the initial audit of the Trust's portfolio, legal fees and the initial fees and expenses of the Trustee. Such costs totaled $5,511, of which, $800 has been paid.

Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.


3.    Net unrealized appreciation (depreciation)

An analysis of net unrealized appreciation (depreciation) at March 31, 2002 follows:


            Unrealized appreciation                   $1,443,498
            Unrealized depreciation                     (265,537)
                                                      ----------
                                                      $1,177,961
                                                      ==========


4.    Other information

Cost to investors - The cost to initial investors of units of the Trust is based on the aggregate underlying value of the equity securities on the date of an investor's purchase, plus an initial sales charge of 3.0% of the Public Offering Price, which is equivalent to approximately 3.093% of the net amount invested.

Distributions to unit holders - Income distributions to unit holders, if any, are made on the last day of each June and December to unit holders of record on the fifteenth day of each June and December. Capital distributions to unit holders, if any, are made on the last day of each month to unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $.01 per unit. Notwithstanding, capital distributions, if any, will be made in December of each year.

Selected data per unit of the Trust outstanding throughout the period -

Dividend income, Expenses and Investment income (loss) - net per unit have been calculated based on the weighted-average number of units outstanding during the period. Distributions to unit holders, if any, per unit reflect the Trust's actual distributions during the period. The Net gain (loss) on investments per unit includes the effects of changes arising from the issuance and/or redemption of units during the period at net asset values which differed from the net asset value per unit at the beginning of the period.


                                                             Period from
                                                           April 24, 2001
                                                          (Initial Date of
                                                             Deposit) to
                                                           March 31, 2002


Dividend income                                                 $.070
Expenses                                                        (.060)
                                                               ------
      Investment income (loss) - net                             .010

Distributions to unit holders:
   Investment income - net                                      (.031)
   Principal from investment transactions                          -

Net gain (loss) on investments                                  2.571
                                                               ------
      Total increase (decrease) in net assets                   2.550

Net assets:
   Beginning of the period                                      9.690
                                                              -------

   End of the period                                          $12.240
                                                              =======

Total return                                                   26.64%
Ratio of total expenses to average net assets                    .55%
Ratio of net investment income (loss) to
   average net assets                                            .09%

                                     FT 527
            INVESTMENT STYLE EQUITY PORTFOLIO, SMALL-CAP VALUE SERIES

                                    PART ONE
                 Must be Accompanied by Part Two and Part Three

                               -------------------
                               P R O S P E C T U S
                               -------------------


                SPONSOR: First Trust Portfolios L.P. (formerly, Nike Securities L.P.)
                                        1001 Warrenville Road
                                        Lisle, Illinois  60532
                                        (800) 621-1675

                TRUSTEE:                JPMorgan Chase Bank
                                        4 Chase MetroTech Center, 3rd Floor
                                        Brooklyn, New York  11245

                LEGAL COUNSEL           Chapman and Cutler
                TO SPONSOR:             111 West Monroe Street
                                        Chicago, Illinois  60603

                LEGAL COUNSEL           Carter, Ledyard & Milburn
                TO TRUSTEE:             2 Wall Street
                                        New York, New York  10005

                INDEPENDENT             Deloitte & Touche LLP
                AUDITORS:               180 North Stetson Avenue
                                        Chicago, Illinois 60601


This Prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, securities in any jurisdiction to any person to whom it is not lawful to make such offer in such jurisdiction.

This Prospectus does not contain all the information set forth in the registration statement and exhibits relating thereto, which the Trust has filed with the Securities and Exchange Commission, Washington, D.C., under the Securities Act of 1933 and the Investment Company Act of 1940, and to which reference is hereby made.

                                     FT 527
           INVESTMENT STYLE EQUITY PORTFOLIO, SMALL-CAP GROWTH SERIES
                                  704,715 UNITS





PROSPECTUS
Part One
Dated July 31, 2002

Note: Part One of this Prospectus may not be distributed unless accompanied by Part Two and Part Three.

The Trust

FT 527, Investment Style Equity Portfolio, Small-Cap Growth Series (the "Trust") is a unit investment trust consisting of a portfolio containing common stocks of small-cap growth companies. At June 17, 2002, each Unit represented a 1/704,715 undivided interest in the principal and net income of the Trust (see "The FT Series" in Part Two).

The Units being offered by this Prospectus are issued and outstanding Units which have been purchased by the Sponsor, First Trust Portfolios L.P. (formerly, Nike Securities L.P.), in the secondary market or from the Trustee after having been tendered for redemption. The profit or loss resulting from the sale of Units will accrue to the Sponsor. No proceeds from the sale of Units will be received by the Trust.

Public Offering Price

The Public Offering Price per Unit is equal to the aggregate value of the Securities in the Portfolio of the Trust, plus or minus cash, if any, in the Income and Capital Accounts of the Trust divided by the number of Units outstanding, plus a sales charge of 3.0% of the Public Offering Price (3.093% of the net amount invested) including Income and Principal cash. At June 17, 2002, the Public Offering Price per Unit was $10.690 (see "Public Offering" in Part
Two). The minimum purchase is $1,000 ($500 for Individual Retirement Accounts or other retirement plans).

        Please retain all parts of this Prospectus for future reference.
------------------------------------------------------------------------------
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
------------------------------------------------------------------------------

          FIRST TRUST PORTFOLIOS L.P. (FORMERLY, NIKE SECURITIES L.P.)
                                     Sponsor

                                     FT 527
           INVESTMENT STYLE EQUITY PORTFOLIO, SMALL-CAP GROWTH SERIES
              SUMMARY OF ESSENTIAL INFORMATION AS OF JUNE 17, 2002
      Sponsor: First Trust Portfolios L.P. (formerly, Nike Securities L.P.)
                      Evaluator: First Trust Advisors L.P.
                          Trustee: JPMorgan Chase Bank



GENERAL INFORMATION


Number of Units                                                        704,715
Fractional Undivided Interest in the Trust per Unit                  1/704,715
Public Offering Price:
   Aggregate Value of Securities in the Portfolio                   $7,373,954
   Aggregate Value of Securities per Unit                              $10.464
   Income and Principal cash (overdraft) in the Portfolio             $(67,061)
   Income and Principal cash (overdraft) per Unit                       $(.095)
   Sales Charge 3.093% (3.0% of Public Offering Price,
      including Income and Principal cash)                               $.321
   Public Offering Price per Unit                                      $10.690
Redemption Price and Sponsor Repurchase Price per Unit
   ($.321 less than the Public Offering Price per Unit)                $10.369

Date Trust Established                                          April 24, 2001
Mandatory Termination Date                                      April 30, 2004
Evaluator's Annual Fee: $.0030 per Unit. Evaluations for purposes of sale, purchase or redemption of Units are made as of the close of trading (generally 4:00 p.m. Eastern time) on the New York Stock Exchange on each day on which it is open.
Supervisory fee payable to an affiliate of the Sponsor: Maximum of $.0035 per Unit annually.
Administrative expenses payable to the Sponsor: Maximum of $.0015 per Unit annually.
Trustee's Annual Fee:  $.0075 per Unit.
Deferred sales charge: Accrued at the daily rate of $.00005479 per unit, or approximately $.02 per unit annually.
Creation and development fee: 0.35% of daily average net assets, maximum of 1.05% of a Unit holder's initial investment.
Capital Distribution Record Date and Distribution Date: Distributions from the Capital Account will be made monthly payable on the last day of the month to Unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $.01 per Unit. Notwithstanding, distributions of funds in the Capital Account, if any, will be made in December of each year.
Income Distribution Record Date: Fifteenth day of each June and December. Income Distribution Date: The last day of each June and December.
A Unit holder who owns at least 1,000 Units may request an "In-Kind Distribution" upon redemption or upon termination of the Trust. See "Income and Capital Distributions" in Part Two.

                         REPORT OF INDEPENDENT AUDITORS


The Unit Holders of FT 527,
Investment Style Equity Portfolio,
Small-Cap Growth Series


We have audited the statement of assets and liabilities of FT 527, Investment Style Equity Portfolio, Small-Cap Growth Series (the "Trust"), including the schedule of investments, as of March 31, 2002, and the related statements of operations and of changes in net assets for the period from April 24, 2001 (Initial Date of Deposit) to March 31, 2002. These financial statements are the responsibility of the Trust's Sponsor. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2002, by correspondence with the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Trust's Sponsor, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of FT 527, Investment Style Equity Portfolio, Small-Cap Growth Series, at March 31, 2002, and the results of its operations and changes in its net assets for the period from April 24, 2001 (Initial Date of Deposit) to March 31, 2002, in conformity with accounting principles generally accepted in the United States of America.




Deloitte & Touche LLP
Chicago, Illinois
July 15, 2002

                                     FT 527
           INVESTMENT STYLE EQUITY PORTFOLIO, SMALL-CAP GROWTH SERIES

                       STATEMENT OF ASSETS AND LIABILITIES

                                 March 31, 2002



ASSETS

Securities, at fair value (cost, $7,500,708)                         $8,074,837
Dividends receivable                                                        579
Cash                                                                      6,829
Unit subscriptions receivable                                           325,759
                                                                     ----------
TOTAL ASSETS                                                         $8,408,004
                                                                     ==========

LIABILITIES AND NET ASSETS

Accrued liabilities                                                   $   7,885
Liability for organization costs                                          2,823
Liability for deferred sales charge                                         398
                                                                      ---------
TOTAL LIABILITIES                                                        11,106
                                                                      ---------

Net assets, applicable to 740,376 outstanding units
      of fractional undivided interest:
   Cost of Trust assets                                               7,500,708
   Net unrealized appreciation (depreciation)                           574,129
   Distributable funds (deficit)                                        331,684
   Less deferred sales charge                                            (6,100)
   Less organization costs                                               (3,523)
                                                                      ---------
                                                                      8,396,898
                                                                      ---------

TOTAL LIABILITIES AND NET ASSETS                                     $8,408,004
                                                                     ==========

Net asset value per unit                                                $11.341
                                                                        =======


See notes to financial statements.

                                     FT 527
           INVESTMENT STYLE EQUITY PORTFOLIO, SMALL-CAP GROWTH SERIES

                             SCHEDULE OF INVESTMENTS

                                 March 31, 2002


  Number                                                                Fair
 of Shares     Name of Issuer of Equity Securities (1)                  Value

                   CAPITAL GOODS - 17%
                   -------------
  8,175            C&D Technologies, Inc.                               $171,839
 10,147            Cymer, Inc.                                           503,900
 10,147            Graco Inc.                                            414,505
  6,860            Roper Industries, Inc.                                341,216

                   CONSUMER CYCLICALS - 25%
                   ------------------
  8,785            ADVO, Inc.                                            371,077
  9,680            Harman International Industries, Incorporated         477,708
  4,933 (3)        International Game Technology                         307,425
 16,675            On Assignment, Inc.                                   298,483
 10,578            Pacific Sunwear of California, Inc.                   260,219
  7,188            Polaris Industries Inc.                               457,876

                   ENERGY - 6%
                   ------
 10,383            Cal Dive International, Inc.                          258,537
  5,730            Stone Energy Corporation                              222,038

                   FINANCIAL - 4%
                   ---------
 23,023 (2)        Sterling Bancshares, Inc.                             307,357

                   HEALTHCARE - 14%
                   ----------
  6,062            Medicis Pharmaceutical Corporation                    336,441
  6,671            ResMed Inc.                                           267,707
  9,207            Respironics, Inc.                                     298,307
  9,157            Techne Corporation                                    252,458

                   TECHNOLOGY - 24%
                   ----------
  5,827            BARRA, Inc.                                           352,940
 11,885            CTS Corporation                                       193,131
  6,762 (2)        Fair, Isaac and Company, Incorporated                 428,643
 12,825 (2)        Kronos Incorporated                                   602,519
  6,151            Mercury Computer Systems, Inc.                        196,586
  9,489            Technitrol, Inc.                                      226,218

                   TELECOMMUNICATIONS - 3%
                   ------------------
  5,167            Black Box Corporation                                 250,186

                   TRANSPORTATION - 3%
                   --------------
 11,132            SkyWest, Inc.                                         277,521
                                                                      ----------
               Total investments (total cost $7,500,708) - 96%        $8,074,837
                                                                      ==========

                                     FT 527
           INVESTMENT STYLE EQUITY PORTFOLIO, SMALL-CAP GROWTH SERIES

                       SCHEDULE OF INVESTMENTS (continued)

                                 March 31, 2002






(1)     Percentages are calculated based on net assets.

(2)     The number of shares reflects the effect of a three for two stock split.

(3) In December 2001, Anchor Gaming ("Anchor"), one of the Trust's original holdings, was acquired by International Gaming Technology
        ("International Gaming"). Each shareholder of Anchor received one share of International Gaming for each share of Anchor held.

























See notes to financial statements.

                                     FT 527
           INVESTMENT STYLE EQUITY PORTFOLIO, SMALL-CAP GROWTH SERIES

                             STATEMENT OF OPERATIONS





                                                                  Period from
                                                                April 24, 2001
                                                               (Initial Date of
                                                                  Deposit) to
                                                                March 31, 2002


Dividend income                                                     $9,165

Expenses:
   Trustee and other service fees                                   (5,173)
   Creation and development fees                                   (11,602)
   Evaluator's fees                                                   (690)
   Supervisory fees                                                   (906)
   Administrative fees                                                (334)
   Other expenses                                                   (2,885)
                                                                   -------
   Total expenses                                                  (21,590)
                                                                   -------
      Investment income (loss) - net                               (12,425)

Net gain (loss) on investments:
   Net realized gain (loss)                                              7
   Change in net unrealized appreciation
      (depreciation)                                               574,129
                                                                   -------
                                                                   574,136
                                                                   -------
Net increase (decrease) in net assets
   resulting from operations                                      $561,711
                                                                  ========





See notes to financial statements.

                                     FT 527
           INVESTMENT STYLE EQUITY PORTFOLIO, SMALL-CAP GROWTH SERIES

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                  Period from
                                                                April 24, 2001
                                                               (Initial Date of
                                                                  Deposit) to
                                                                March 31, 2002

Net increase (decrease) in net assets
      resulting from operations:
   Investment income (loss) - net                                   $(12,425)
   Net realized gain (loss) on investments                                 7
   Change in net unrealized appreciation
      (depreciation) on investments                                  574,129
                                                                    --------
   Net increase (decrease) in net assets
      resulting from operations                                      561,711
                                                                    --------

Units issued                                                       7,699,284
   Deferred sales charge                                              (6,100)
   Organization costs                                                 (3,373)
                                                                   ---------
   Total                                                           7,689,811
                                                                   ---------

Distributions to unit holders:
   Investment income - net                                                 -
   Principal from investment transactions                                  -
                                                                   ---------
   Total distributions                                                     -
                                                                   ---------
Total increase (decrease) in net assets                            8,251,522

Net assets:
   Beginning of the period                                           145,376
                                                                  ----------
   End of the period                                              $8,396,898
                                                                  ==========
Distributable funds (deficit) at end of the period                  $331,684
                                                                    ========
Trust units:
   Beginning of the period                                            15,003
   Issued                                                            725,373
   Redemptions                                                             -
                                                                     -------
   End of the period                                                 740,376
                                                                     =======

See notes to financial statements.

                                     FT 527
           INVESTMENT STYLE EQUITY PORTFOLIO, SMALL-CAP GROWTH SERIES

                          NOTES TO FINANCIAL STATEMENTS





1.    Organization

FT 527, Investment Style Equity Portfolio, Small-Cap Growth Series (the "Trust") is a unit investment trust consisting of a portfolio containing common stocks of small-cap growth companies.


2.    Significant accounting policies

Basis of presentation - The financial statements are presented on the accrual basis of accounting.

Security valuation - The equity securities are stated at the closing sale prices of listed equity securities and the bid prices of over-the-counter traded equity securities as reported by First Trust Advisors L.P. (the "Evaluator"), an affiliate of First Trust Portfolios L.P. (formerly, Nike Securities L.P.) (the "Sponsor").

Dividend income - Dividends on each equity security are recognized on such equity security's ex-dividend date.

Security cost - Cost of the equity securities is based on the market value of such securities on the dates the securities were deposited in the Trust. The cost of securities sold is determined using the average cost method. Sales of securities are recorded on the trade date.

Federal income taxes - The Trust is not taxable for federal income tax purposes. Each unit holder is considered to be the owner of a pro rata portion of the Trust and, accordingly, no provision has been made for federal income taxes.

Expenses of the Trust - The Trust pays a fee for Trustee services to JPMorgan Chase Bank of $.0075 per annum per unit, an annual fee to the Evaluator of $.0030 per unit and an annual supervisory fee to an affiliate of the Sponsor of $.0035 per unit. Such fees are based on the largest aggregate number of units outstanding during the calendar year, except during the initial public offering period, in which case the monthly fee is based on the largest number of units outstanding during the period for which compensation is paid. The Trust also pays recurring financial reporting costs and an annual administrative fee to the Sponsor.

The Trust pays a creation and development fee of .35% of daily average net assets which compensates the Sponsor for creating and developing the Trust. Such fee accrues daily during the life of the Trust based on the average net asset value and is paid to the Sponsor monthly. In no event will the Sponsor collect more than 1.05% of a unit holder's initial investment.

Deferred sales charge - The deferred sales charge is paid to the Sponsor and accrues at the daily rate of $.00005479 per unit, or approximately $.02 per unit annually. Units redeemed are not subject to any remaining unaccrued deferred sales charge payments at the time of redemption.

Organization costs - The Public Offering Price paid by unit holders included an amount sufficient to pay for all or a portion of the costs incurred in establishing the Trust, including costs of preparing the registration statement, the Trust indenture and other closing documents, registering units with the Securities and Exchange Commission and states, the initial audit of the Trust's portfolio, legal fees and the initial fees and expenses of the Trustee. Such costs totaled $3,523, of which, $700 has been paid.

Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.


3.    Net unrealized appreciation (depreciation)

An analysis of net unrealized appreciation (depreciation) at March 31, 2002 follows:


          Unrealized appreciation                     $867,552
          Unrealized depreciation                     (293,423)
                                                      --------
                                                      $574,129
                                                      ========


4.    Other information

Cost to investors - The cost to initial investors of units of the Trust is based on the aggregate underlying value of the equity securities on the date of an investor's purchase, plus an initial sales charge of 3.0% of the Public Offering Price, which is equivalent to approximately 3.093% of the net amount invested.

Distributions to unit holders - Income distributions to unit holders, if any, are made on the last day of each June and December to unit holders of record on the fifteenth day of each June and December. Capital distributions to unit holders, if any, are made on the last day of each month to unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $.01 per unit. Notwithstanding, capital distributions, if any, will be made in December of each year.

Selected data per unit of the Trust outstanding throughout the period -

Dividend income, Expenses and Investment income (loss) - net per unit have been calculated based on the weighted-average number of units outstanding during the period. Distributions to unit holders, if any, per unit reflect the Trust's actual distributions during the period. The Net gain (loss) on investments per unit includes the effects of changes arising from the issuance and/or redemption of units during the period at net asset values which differed from the net asset value per unit at the beginning of the period.


                                                             Period from
                                                           April 24, 2001
                                                          (Initial Date of
                                                             Deposit) to
                                                           March 31, 2002


Dividend income                                                 $.027
Expenses                                                        (.063)
                                                               ------
      Investment income (loss) - net                            (.036)

Distributions to unit holders:
   Investment income - net                                         -
   Principal from investment transactions                          -

Net gain (loss) on investments                                  1.687
                                                               ------
      Total increase (decrease) in net assets                   1.651

Net assets:
   Beginning of the period                                      9.690
                                                              -------

   End of the period                                          $11.341
                                                              =======

Total return                                                   17.04%
Ratio of total expenses to average net assets                    .60%
Ratio of net investment income (loss) to
   average net assets                                           (.35)%

                                     FT 527
           INVESTMENT STYLE EQUITY PORTFOLIO, SMALL-CAP GROWTH SERIES

                                    PART ONE
                 Must be Accompanied by Part Two and Part Three

                               -------------------
                               P R O S P E C T U S
                               -------------------


                SPONSOR: First Trust Portfolios L.P. (formerly, Nike Securities L.P.)
                                       1001 Warrenville Road
                                       Lisle, Illinois  60532
                                       (800) 621-1675

                TRUSTEE:               JPMorgan Chase Bank
                                       4 Chase MetroTech Center, 3rd Floor
                                       Brooklyn, New York  11245

                LEGAL COUNSEL          Chapman and Cutler
                TO SPONSOR:            111 West Monroe Street
                                       Chicago, Illinois  60603

                LEGAL COUNSEL          Carter, Ledyard & Milburn
                TO TRUSTEE:            2 Wall Street
                                       New York, New York  10005

                INDEPENDENT            Deloitte & Touche LLP
                AUDITORS:              180 North Stetson Avenue
                                       Chicago, Illinois 60601


This Prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, securities in any jurisdiction to any person to whom it is not lawful to make such offer in such jurisdiction.

This Prospectus does not contain all the information set forth in the registration statement and exhibits relating thereto, which the Trust has filed with the Securities and Exchange Commission, Washington, D.C., under the Securities Act of 1933 and the Investment Company Act of 1940, and to which reference is hereby made.

                                     FT 527
             INVESTMENT STYLE EQUITY PORTFOLIO, MID-CAP VALUE SERIES
                                 1,102,492 UNITS





PROSPECTUS
Part One
Dated July 31, 2002

Note: Part One of this Prospectus may not be distributed unless accompanied by Part Two and Part Three.

The Trust

FT 527, Investment Style Equity Portfolio, Mid-Cap Value Series (the "Trust") is a unit investment trust consisting of a diversified portfolio containing common stocks of companies with mid-cap value investment style characteristics. At June 17, 2002, each Unit represented a 1/1,102,492 undivided interest in the principal and net income of the Trust (see "The FT Series" in Part Two).

The Units being offered by this Prospectus are issued and outstanding Units which have been purchased by the Sponsor, First Trust Portfolios L.P. (formerly, Nike Securities L.P.), in the secondary market or from the Trustee after having been tendered for redemption. The profit or loss resulting from the sale of Units will accrue to the Sponsor. No proceeds from the sale of Units will be received by the Trust.

Public Offering Price

The Public Offering Price per Unit is equal to the aggregate value of the Securities in the Portfolio of the Trust, plus or minus cash, if any, in the Income and Capital Accounts of the Trust divided by the number of Units outstanding, plus a sales charge of 3.0% of the Public Offering Price (3.093% of the net amount invested) including Income and Principal cash. At June 17, 2002, the Public Offering Price per Unit was $10.602 (see "Public Offering" in Part
Two). The minimum purchase is $1,000 ($500 for Individual Retirement Accounts or other retirement plans).

        Please retain all parts of this Prospectus for future reference.
------------------------------------------------------------------------------
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
------------------------------------------------------------------------------

          FIRST TRUST PORTFOLIOS L.P. (FORMERLY, NIKE SECURITIES L.P.)
                                     Sponsor

                                     FT 527
             INVESTMENT STYLE EQUITY PORTFOLIO, MID-CAP VALUE SERIES
              SUMMARY OF ESSENTIAL INFORMATION AS OF JUNE 17, 2002
      Sponsor: First Trust Portfolios L.P. (formerly, Nike Securities L.P.)
                      Evaluator: First Trust Advisors L.P.
                          Trustee: JPMorgan Chase Bank



GENERAL INFORMATION


Number of Units                                                      1,102,492
Fractional Undivided Interest in the Trust per Unit                1/1,102,492
Public Offering Price:
   Aggregate Value of Securities in the Portfolio                  $11,393,005
   Aggregate Value of Securities per Unit                              $10.334
   Income and Principal cash (overdraft) in the Portfolio             $(54,991)
   Income and Principal cash (overdraft) per Unit                       $(.050)
   Sales Charge 3.093% (3.0% of Public Offering Price
      including Income and Principal Cash)                               $.318
   Public Offering Price per Unit                                      $10.602
Redemption Price and Sponsor Repurchase Price per Unit
   ($.318 less than the Public Offering Price per Unit)                $10.284

Date Trust Established                                          April 24, 2001
Mandatory Termination Date                                      April 30, 2004
Evaluator's Annual Fee: $.0030 per Unit. Evaluations for purposes of sale, purchase or redemption of Units are made as of the close of trading (generally 4:00 p.m. Eastern time) on the New York Stock Exchange on each day on which it is open.
Supervisory fee payable to an affiliate of the Sponsor: Maximum of $.0035 per Unit annually.
Administrative expenses payable to the Sponsor: Maximum of $.0015 per Unit annually.
Trustee's Annual Fee:  $.0075 per Unit.
Deferred sales charge: Accrued at the daily rate of $.00005479 per unit, or approximately $.02 per unit annually.
Creation and development fee: 0.35% of daily average net assets, maximum of 1.05% of a Unit holder's initial investment.
Capital Distribution Record Date and Distribution Date: Distributions from the Capital Account will be made monthly payable on the last day of the month to Unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $.01 per Unit. Notwithstanding, distributions of funds in the Capital Account, if any, will be made in December of each year.
Income Distribution Record Date: Fifteenth day of each June and December. Income Distribution Date: The last day of each June and December.
A Unit holder who owns at least 1,000 Units may request an "In-Kind Distribution" upon redemption or upon termination of the Trust. See "Income and Capital Distributions" in Part Two.

                         REPORT OF INDEPENDENT AUDITORS


The Unit Holders of FT 527,
Investment Style Equity Portfolio,
Mid-Cap Value Series


We have audited the statement of assets and liabilities of FT 527, Investment Style Equity Portfolio, Mid-Cap Value Series (the "Trust"), including the schedule of investments, as of March 31, 2002, and the related statements of operations and of changes in net assets for the period from April 24, 2001 (Initial Date of Deposit) to March 31, 2002. These financial statements are the responsibility of the Trust's Sponsor. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2002, by correspondence with the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Trust's Sponsor, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of FT 527, Investment Style Equity Portfolio, Mid-Cap Value Series, at March 31, 2002, and the results of its operations and changes in its net assets for the period from April 24, 2001 (Initial Date of Deposit) to March 31, 2002, in conformity with accounting principles generally accepted in the United States of America.




Deloitte & Touche LLP
Chicago, Illinois
July 15, 2002

                                     FT 527
             INVESTMENT STYLE EQUITY PORTFOLIO, MID-CAP VALUE SERIES

                       STATEMENT OF ASSETS AND LIABILITIES

                                 March 31, 2002



ASSETS

Securities, at fair value (cost, $11,916,666)                      $12,716,582
Dividends receivable                                                     1,042
Cash                                                                    34,698
Unit subscriptions receivable                                          203,246
                                                                   -----------
TOTAL ASSETS                                                       $12,955,568
                                                                   ===========

LIABILITIES AND NET ASSETS

Liability for deferred sales charge                                 $      606
Accrued liabilities                                                     10,511
Liability for organization costs                                         6,108
Payable from investments purchased                                     202,377
                                                                    ----------
TOTAL LIABILITIES                                                      219,602
                                                                    ----------

Net assets, applicable to 1,154,847 outstanding units
      of fractional undivided interest:
   Cost of Trust assets                                             11,916,666
   Net unrealized appreciation (depreciation)                          799,916
   Distributable funds (deficit)                                        36,607
   Less deferred sales charge                                          (10,415)
   Less organization costs                                              (6,808)
                                                                    ----------
                                                                    12,735,966
                                                                    ----------

TOTAL LIABILITIES AND NET ASSETS                                   $12,955,568
                                                                   ===========

Net asset value per unit                                               $11.028
                                                                       =======

See notes to financial statements.

                                     FT 527
             INVESTMENT STYLE EQUITY PORTFOLIO, MID-CAP VALUE SERIES

                             SCHEDULE OF INVESTMENTS

                                 March 31, 2002


  Number                                                                Fair
 of Shares    Name of Issuer of Equity Securities (1)                   Value

              BASIC MATERIALS - 11%
              ---------------
 13,235       Cabot Corporation                                       $487,710
 14,557       Mohawk Industries, Inc.                                  874,730

              CAPITAL GOODS - 12%
              -------------
 20,871       KEMET Corporation                                        404,271
 12,923       Lear Corporation                                         615,135
 13,081       Precision Castparts Corp.                                463,198

              CONSUMER DISCRETIONARY - 17%
              ----------------------
 18,059       Arrow Electronics, Inc.                                  505,110
 11,990       Jones Apparel Group, Inc.                                419,051
 10,743       Lennar Corporation                                       566,801
 17,051       Outback Steakhouse, Inc.                                 609,914

              CONSUMER STAPLES - 6%
              ----------------
  9,577       Dean Foods Co. (formerly, Suiza Foods Corporation)       725,171

              ENERGY - 7%
              ------
 19,233 (3)   Valero Energy Corporation                                952,418

              FINANCIAL - 20%
              ---------
 10,669       AmeriCredit Corp.                                        405,315
 13,160       GreenPoint Financial Corp.                               575,092
  6,382       M&T Bank Corporation                                     512,921
 13,387 (5)   Radian Group Inc.                                        657,034
 13,631 (4)   Washington Mutual Inc.                                   451,595

              HEALTHCARE - 4%
              ----------
 17,596       Mylan Laboratories Inc.                                  518,378

              INFORMATION TECHNOLOGY - 8%
              ----------------------
 37,449       Atmel Corporation                                        379,733
 26,120 (2)   Sanmina - SCI Corporation                                306,910
 19,153       Vishay Intertechnology, Inc.                             389,572

              TELECOMMUNICATIONS - 3%
              ------------------
  4,515       Telephone and Data Systems, Inc.                         398,449

              UTILITIES - 12%
              ---------
 14,713       American Water Works Company, Inc.                       644,429
 12,769       Aquila Inc. (formerly, UtiliCorp United Inc.)            317,182
 21,562       Wisconsin Energy Corporation                             536,463
                                                                   -----------

              Total investments (total cost $11,916,666) - 100%    $12,716,582
                                                                   ===========

                                     FT 527
             INVESTMENT STYLE EQUITY PORTFOLIO, MID-CAP VALUE SERIES

                       SCHEDULE OF INVESTMENTS (continued)

                                 March 31, 2002






(1)  Percentages are calculated based on net assets.

(2) In December 2001, SCI Systems, Inc. ("SCI"), one of the Trust's original holdings, was acquired by Sanmina Corp. ("Sanmina"). Each shareholder of SCI received 1.36 shares of Sanmina for each share of SCI held. Concurrently, Sanmina changed its name to Sanmina - SCI Corporation.

(3) In January 2002, Ultramar Diamond Shamrock Corporation ("Ultramar"), one of the Trust's original holdings, was acquired by Valero Energy Corporation ("Valero"), also one of the Trust's original holdings. Each shareholder of Ultramar received .9265 shares of Valero and $16.32, for each share of Ultramar held.

(4) In January 2002, Dime Bancorp, Inc. ("Dime"), one of the Trust's original holdings, was acquired by Washington Mutual Inc. ("Washington Mutual"). Each shareholder of Dime received .9929 shares of Washington Mutual and $4.07, for each share of Dime held.

(5)  The number of shares reflects the effect of a two for one stock split.

















See notes to financial statements.

                                     FT 527
             INVESTMENT STYLE EQUITY PORTFOLIO, MID-CAP VALUE SERIES

                             STATEMENT OF OPERATIONS




                                                              Period from
                                                            April 24, 2001
                                                           (Initial Date of
                                                              Deposit) to
                                                            March 31, 2002


Dividend income                                                  $47,239

Expenses:
   Trustee and other service fees                                 (7,084)
   Creation and development fees                                 (19,821)
   Evaluator's fees                                               (1,213)
   Supervisory fees                                               (1,596)
   Administrative fees                                              (855)
   Other expenses                                                 (3,465)
                                                                 -------
   Total expenses                                                (34,034)
                                                                 -------

      Investment income (loss) - net                              13,205

Net gain (loss) on investments:
   Net realized gain (loss)                                      154,653
   Change in net unrealized appreciation
      (depreciation)                                             799,916
                                                                 -------
                                                                 954,569
                                                                 -------

Net increase (decrease) in net assets
   resulting from operations                                    $967,774
                                                                ========




See notes to financial statements.

                                     FT 527
             INVESTMENT STYLE EQUITY PORTFOLIO, MID-CAP VALUE SERIES

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                  Period from
                                                                April 24, 2001
                                                               (Initial Date of
                                                                  Deposit) to
                                                                March 31, 2002
Net increase (decrease) in net assets
      resulting from operations:
   Investment income (loss) - net                                    $13,205
   Net realized gain (loss) on investments                           154,653
   Change in net unrealized appreciation
      (depreciation) on investments                                  799,916
                                                                    --------
   Net increase (decrease) in net assets
      resulting from operations                                      967,774
                                                                    --------

Units issued                                                      11,664,982
   Deferred sales charge                                             (10,415)
   Organization costs                                                 (6,659)
                                                                  ----------
   Total                                                          11,647,908
                                                                  ----------

Unit redemptions                                                           -

Distributions to unit holders:
   Investment income - net                                           (25,082)
   Principal from investment transactions                                  -
                                                                  ----------
   Total distributions                                               (25,082)
                                                                  ----------
Total increase (decrease) in net assets                           12,590,600

Net assets:
   Beginning of the period                                           145,366
                                                                 -----------
   End of the period                                             $12,735,966
                                                                 ===========
Distributable funds (deficit) at end of the period                   $36,607
                                                                     =======
Trust units:
   Beginning of the period                                            15,002
   Issued                                                          1,139,845
   Redemptions                                                             -
                                                                   ---------
   End of the period                                               1,154,847
                                                                   =========
See notes to financial statements.

                                     FT 527
             INVESTMENT STYLE EQUITY PORTFOLIO, MID-CAP VALUE SERIES

                          NOTES TO FINANCIAL STATEMENTS



1.    Organization

FT 527, Investment Style Equity Portfolio, Mid-Cap Value Series (the "Trust") is a unit investment trust consisting of a diversified portfolio containing common stocks of companies with mid-cap value investment style characteristics.


2.    Significant accounting policies

Basis of presentation - The financial statements are presented on the accrual basis of accounting.

Security valuation - The equity securities are stated at the closing sale prices of listed equity securities and the bid prices of over-the-counter traded equity securities as reported by First Trust Advisors L.P. (the "Evaluator"), an affiliate of First Trust Portfolios L.P. (formerly, Nike Securities L.P.) (the "Sponsor").

Dividend income - Dividends on each equity security are recognized on such equity security's ex-dividend date.

Security cost - Cost of the equity securities is based on the market value of such securities on the dates the securities were deposited in the Trust. The cost of securities sold is determined using the average cost method. Sales of securities are recorded on the trade date.

Federal income taxes - The Trust is not taxable for federal income tax purposes. Each unit holder is considered to be the owner of a pro rata portion of the Trust and, accordingly, no provision has been made for federal income taxes.

Expenses of the Trust - The Trust pays a fee for Trustee services to JPMorgan Chase Bank of $.0075 per annum per unit, an annual fee to the Evaluator of $.0030 per unit and an annual supervisory fee to an affiliate of the Sponsor of $.0035 per unit. Such fees are based on the largest aggregate number of units outstanding during the calendar year, except during the initial public offering period, in which case the monthly fee is based on the largest number of units outstanding during the period for which compensation is paid. The Trust also pays recurring financial reporting costs and an annual administrative fee to the Sponsor.

The Trust pays a creation and development fee of 0.35% of daily average net assets which compensates the Sponsor for creating and developing the Trust. Such fee accrues daily during the life of the Trust based on the average net asset value and is paid to the Sponsor monthly. In no event will the Sponsor collect more than 1.05% of the unit holder's initial investment.

Deferred sales charge - The deferred sales charge is paid to the Sponsor and accrues at the daily rate of $.00005479 per unit, or approximately $.02 per unit annually. Units redeemed are not subject to any remaining unaccrued deferred sales charge payments at the time of redemption.

Organization costs - The Public Offering Price paid by unit holders included an amount sufficient to pay for all or a portion of the costs incurred in establishing the Trust, including costs of preparing the registration statement, the Trust indenture and other closing documents, registering units with the Securities and Exchange Commission and states, the initial audit of the Trust's portfolio, legal fees and the initial fees and expenses of the Trustee. Such costs totaled $6,808, of which, $700 has been paid.

Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.


3.    Net unrealized appreciation (depreciation)

An analysis of net unrealized appreciation (depreciation) at March 31, 2002 follows:


             Unrealized appreciation                   $1,149,859
             Unrealized depreciation                     (349,943)
                                                       ----------
                                                         $799,916
                                                         ========


4.    Other information

Cost to investors - The cost to initial investors of units of the Trust is based on the aggregate underlying value of the equity securities on the date of an investor's purchase, plus an initial sales charge of 3.0% of the Public Offering Price, which is equivalent to approximately 3.093% of the net amount invested.

Distributions to unit holders - Income distributions to unit holders, if any, are made on the last day of each June and December to unit holders of record on the fifteenth day of each June and December. Capital distributions to unit holders, if any, are made on the last day of each month to unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $.01 per unit. Notwithstanding, capital distributions, if any, will be made in December of each year.

Selected data per unit of the Trust outstanding throughout the period -

Dividend income, Expenses and Investment income (loss) - net per unit have been calculated based on the weighted-average number of units outstanding during the period. Distributions to unit holders, if any, per unit reflect the Trust's actual distributions during the period. The Net gain (loss) on investments per unit includes the effects of changes arising from the issuance and/or redemption of units during the period at net asset values which differed from the net asset value per unit at the beginning of the period.


                                                             Period from
                                                           April 24, 2001
                                                          (Initial Date of
                                                             Deposit) to
                                                           March 31, 2002


Dividend income                                                 $.078
Expenses                                                        (.056)
                                                               ------
      Investment income (loss) - net                             .022

Distributions to unit holders:
   Investment income - net                                      (.041)
   Principal from investment transactions                           -

Net gain (loss) on investments                                  1.357
                                                               ------
      Total increase (decrease) in net assets                   1.338

Net assets:
   Beginning of the period                                      9.690
                                                               ------

   End of the period                                          $11.028
                                                              =======

Total return                                                   14.23%
Ratio of total expenses to average net assets                    .54%
Ratio of net investment income (loss) to
   average net assets                                            .21%

                                     FT 527
             INVESTMENT STYLE EQUITY PORTFOLIO, MID-CAP VALUE SERIES

                                    PART ONE
                 Must be Accompanied by Part Two and Part Three

                               -------------------
                               P R O S P E C T U S
                               -------------------


             SPONSOR:                 First Trust Portfolios L.P. (formerly,
                                      Nike Securities L.P.)
                                      1001 Warrenville Road
                                      Lisle, Illinois  60532
                                      (800) 621-1675

             TRUSTEE:                 JPMorgan Chase Bank
                                      4 Chase MetroTech Center, 3rd Floor
                                      Brooklyn, New York  11245

             LEGAL COUNSEL            Chapman and Cutler
             TO SPONSOR:              111 West Monroe Street
                                      Chicago, Illinois  60603

             LEGAL COUNSEL            Carter, Ledyard & Milburn
             TO TRUSTEE:              2 Wall Street
                                      New York, New York  10005

             INDEPENDENT              Deloitte & Touche LLP
             AUDITORS:                180 North Stetson Avenue
                                      Chicago, Illinois 60601


This Prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, securities in any jurisdiction to any person to whom it is not lawful to make such offer in such jurisdiction.

This Prospectus does not contain all the information set forth in the registration statement and exhibits relating thereto, which the Trust has filed with the Securities and Exchange Commission, Washington, D.C., under the Securities Act of 1933 and the Investment Company Act of 1940, and to which reference is hereby made.

                                     FT 527
            INVESTMENT STYLE EQUITY PORTFOLIO, MID-CAP GROWTH SERIES
                                  605,395 UNITS





PROSPECTUS
Part One
Dated July 31, 2002

Note: Part One of this Prospectus may not be distributed unless accompanied by Part Two and Part Three.

The Trust

FT 527, Investment Style Equity Portfolio, Mid-Cap Growth Series (the "Trust") is a unit investment trust consisting of a portfolio containing common stocks of companies which are considered to have a mid-cap growth investment style characteristic. At June 17, 2002, each Unit represented a 1/605,395 undivided interest in the principal and net income of the Trust (see "The FT Series" in Part Two).

The Units being offered by this Prospectus are issued and outstanding Units which have been purchased by the Sponsor, First Trust Portfolios L.P. (formerly, Nike Securities L.P.), in the secondary market or from the Trustee after having been tendered for redemption. The profit or loss resulting from the sale of Units will accrue to the Sponsor. No proceeds from the sale of Units will be received by the Trust.

Public Offering Price

The Public Offering Price per Unit is equal to the aggregate value of the Securities in the Portfolio of the Trust, plus or minus cash, if any, in the Income and Capital Accounts of the Trust divided by the number of Units outstanding, plus a sales charge of 3.0% of the Public Offering Price (3.093% of the net amount invested) including Income and Principal cash. At June 17, 2002, the Public Offering Price per Unit was $10.160 (see "Public Offering" in Part
Two). The minimum purchase is $1,000 ($500 for Individual Retirement Accounts or other retirement plans).

        Please retain all parts of this Prospectus for future reference.
------------------------------------------------------------------------------
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
------------------------------------------------------------------------------

          FIRST TRUST PORTFOLIOS L.P. (FORMERLY, NIKE SECURITIES L.P.)
                                     Sponsor

                                     FT 527
            INVESTMENT STYLE EQUITY PORTFOLIO, MID-CAP GROWTH SERIES
              SUMMARY OF ESSENTIAL INFORMATION AS OF JUNE 17, 2002
      Sponsor: First Trust Portfolios L.P. (formerly, Nike Securities L.P.)
                      Evaluator: First Trust Advisors L.P.
                          Trustee: JPMorgan Chase Bank



GENERAL INFORMATION

Number of Units                                                         605,395
Fractional Undivided Interest in the Trust per Unit                   1/605,395
Public Offering Price:
   Aggregate Value of Securities in the Portfolio                    $6,008,514
   Aggregate Value of Securities per Unit                                $9.925
   Income and Principal cash (overdraft) in the Portfolio              $(42,116)
   Income and Principal cash (overdraft) per Unit                         $.070
   Sales Charge 3.093% (3.0% of Public Offering Price,
      including Income and Principal cash)                                $.305
   Public Offering Price per Unit                                       $10.160
Redemption Price and Sponsor Repurchase Price per Unit
   ($.305 less than the Public Offering Price per Unit)                  $9.855

Date Trust Established                                           April 24, 2001
Mandatory Termination Date                                       April 30, 2004
Evaluator's Annual Fee: $.0030 per Unit. Evaluations for purposes of sale, purchase or redemption of Units are made as of the close of trading (generally 4:00 p.m. Eastern time) on the New York Stock Exchange on each day on which it is open.
Supervisory fee payable to an affiliate of the Sponsor: Maximum of $.0035 per Unit annually.
Administrative expenses payable to the Sponsor: Maximum of $.0015 per Unit annually.
Trustee's Annual Fee:  $.0075 per Unit.
Deferred sales charge - Accrued at the daily rate of $.00005479 per unit, or approximately $.02 per unit annually.
Creation and development fee: 0.35% of daily average net assets, maximum of 1.05% of a Unit holder's initial investment.
Capital Distribution Record Date and Distribution Date: Distributions from the Capital Account will be made monthly payable on the last day of the month to Unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $.01 per Unit. Notwithstanding, distributions of funds in the Capital Account, if any, will be made in December of each year.
Income Distribution Record Date: Fifteenth day of each June and December. Income Distribution Date: The last day of each June and December.
A Unit holder who owns at least 1,000 Units may request an "In-Kind Distribution" upon redemption or upon termination of the Trust. See "Income and Capital Distributions" in Part Two.

                         REPORT OF INDEPENDENT AUDITORS


The Unit Holders of FT 527,
Investment Style Equity Portfolio,
Mid-Cap Growth Series


We have audited the statement of assets and liabilities of FT 527, Investment Style Equity Portfolio, Mid-Cap Growth Series (the "Trust"), including the schedule of investments, as of March 31, 2002, and the related statements of operations and of changes in net assets for the period from April 24, 2001 (Initial Date of Deposit) to March 31, 2002. These financial statements are the responsibility of the Trust's Sponsor. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2002, by correspondence with the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Trust's Sponsor, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of FT 527, Investment Style Equity Portfolio, Mid-Cap Growth Series, at March 31, 2002, and the results of its operations and changes in its net assets for the period from April 24, 2001 (Initial Date of Deposit) to March 31, 2002, in conformity with accounting principles generally accepted in the United States of America.




Deloitte & Touche LLP
Chicago, Illinois
July 15, 2002

                                     FT 527
            INVESTMENT STYLE EQUITY PORTFOLIO, MID-CAP GROWTH SERIES

                       STATEMENT OF ASSETS AND LIABILITIES

                                 March 31, 2002



ASSETS

Securities, at fair value (cost, $6,464,030)                       $6,927,113
Dividends receivable                                                    4,350
Cash                                                                   12,484
Unit subscriptions receivable                                         127,864
                                                                   ----------
TOTAL ASSETS                                                       $7,071,811
                                                                   ==========

LIABILITIES AND NET ASSETS

Liability for deferred sales charge                                  $    193
Accrued liabilities                                                     7,135
Payable for investments purchased                                     128,152
Liability for organization costs                                        2,823
                                                                     --------
TOTAL LIABILITIES                                                     138,303
                                                                     --------

Net assets, applicable to 632,339 outstanding units
      of fractional undivided interest:
   Cost of Trust assets                                             6,464,030
   Net unrealized appreciation (depreciation)                         463,083
   Distributable funds (deficit)                                       17,313
   Less deferred sales charge                                          (7,395)
   Less organization costs                                             (3,523)
                                                                    ---------
                                                                    6,933,508
                                                                    ---------

TOTAL LIABILITIES AND NET ASSETS                                   $7,071,811
                                                                   ==========

Net asset value per unit                                              $10.965
                                                                      =======


See notes to financial statements.

                                     FT 527
            INVESTMENT STYLE EQUITY PORTFOLIO, MID-CAP GROWTH SERIES

                             SCHEDULE OF INVESTMENTS

                                 March 31, 2002


  Number                                                             Fair
 of Shares    Name of Issuer of Equity Securities (1)                Value

              BASIC MATERIALS - 4%
              ---------------
  4,254       American Standard Companies, Inc.                      $300,971

              CAPITAL GOODS - 11%
              -------------
  3,137       L-3 Communications Holdings, Inc.                       351,344
  9,967       Herman Miller, Inc.                                     237,015
  5,494       Waters Corporation                                      153,667

              CONSUMER DISCRETIONARY - 16%
              ----------------------
  7,647       Abercrombie & Fitch Co.                                 235,528
  6,142       CDW Computer Centers, Inc.                              309,188
 14,933 (3)   Cendant Corporation                                     286,714
  4,381       International Game Technology                           273,024

              CONSUMER STAPLES - 5%
              ----------------
  6,142       McCormick & Company, Incorporated                       314,040

              ENERGY - 3%
              ------
  6,531 (2)   BJ Services Company                                     225,124

              FINANCIAL - 14%
              ---------
  9,624       Arthur J. Gallagher & Co.                               315,378
 10,097       National Commerce Financial Co (formerly,               280,697
                  National Commerce Bancorporation)
  6,705       TCF Financial Corporation                               352,750

              HEALTHCARE - 14%
              ----------
  4,771       Barr Laboratories, Inc.                                 314,027
  5,671 (2)   Express Scripts, Inc.                                   326,593
  5,589       IDEC Pharmaceuticals Corporation                        359,373

              INFORMATION TECHNOLOGY - 25%
              ----------------------
  7,732 (2)   Affiliated Computer Services, Inc.                      433,997
 12,887       Cadence Design Systems, Inc.                            291,375
  9,107       Jack Henry & Associates, Inc.                           201,993
  7,391       Micrel, Incorporated                                    186,401
  9,963 (2)   SunGard Data Systems, Inc.                              328,480
  8,334 (2)   Symantec Corporation                                    343,444

              TELECOMMUNICATIONS - 3%
              ------------------
 10,397       RF Micro Devices, Inc.                                  186,106

              TRANSPORTATION - 5%
              --------------
  5,244       Expeditors International of Washington, Inc.            319,884
                                                                   ----------
              Total investments (total cost $6,464,030) - 100%     $6,927,113
                                                                   ==========

                                     FT 527
            INVESTMENT STYLE EQUITY PORTFOLIO, MID-CAP GROWTH SERIES

                       SCHEDULE OF INVESTMENTS (continued)

                                 March 31, 2002






(1)  Percentages are calculated based on net assets.

(2)  The number of shares reflects the effect of a two for one stock split.

(3) In October 2001, Galileo International, Inc. ("Galileo"), one of the Trust's original holdings, was acquired by Cendant Corporation ("Cendant"). Each shareholder of Galileo received 1.328 shares of Cendant and $4.08 for each share of Galileo held.

























See notes to financial statements.

                                     FT 527
            INVESTMENT STYLE EQUITY PORTFOLIO, MID-CAP GROWTH SERIES

                             STATEMENT OF OPERATIONS





                                                                  Period from
                                                                April 24, 2001
                                                               (Initial Date of
                                                                  Deposit) to
                                                                March 31, 2002


Dividend income                                                    $15,251

Expenses:
   Trustee and other service fees                                   (4,266)
   Creation and development fees                                   (11,752)
   Evaluator's fees                                                   (724)
   Supervisory fees                                                   (890)
   Administrative fees                                                (836)
   Other expenses                                                   (2,885)
                                                                   -------
   Total expenses                                                  (21,353)
                                                                   -------
      Investment income (loss) - net                                (6,102)

Net gain (loss) on investments:
   Net realized gain (loss)                                         34,596
   Change in net unrealized appreciation
      (depreciation)                                               463,083
                                                                   -------
                                                                   497,679
                                                                   -------

Net increase (decrease) in net assets
   resulting from operations                                      $491,577
                                                                  ========




See notes to financial statements.

                                     FT 527
            INVESTMENT STYLE EQUITY PORTFOLIO, MID-CAP GROWTH SERIES

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   Period from
                                                                 April 24, 2001
                                                                (Initial Date of
                                                                   Deposit) to
                                                                 March 31, 2002
Net increase (decrease) in net assets
      resulting from operations:
   Investment income (loss) - net                                   $(6,102)
   Net realized gain (loss) on investments                           34,596
   Change in net unrealized appreciation
      (depreciation) on investments                                 463,083
                                                                  ---------
   Net increase (decrease) in net assets
      resulting from operations                                     491,577
                                                                  ---------

Units issued                                                      6,560,301
   Deferred sales charge                                             (7,395)
   Organization costs                                                (3,373)
                                                                  ---------
   Total                                                          6,549,533
                                                                  ---------

Unit redemptions                                                          -

Distributions to unit holders:
   Investment income - net                                           (2,182)
   Principal from investment transactions                          (250,809)
                                                                  ---------
   Total distributions                                             (252,991)
                                                                  ---------
Total increase (decrease) in net assets                           6,788,119

Net assets:
   Beginning of the period                                          145,389
                                                                 ----------
   End of the period                                             $6,933,508
                                                                 ==========
Distributable funds (deficit) at end of the period                  $17,313
                                                                    =======
Trust units:
   Beginning of the period                                           15,004
   Issued                                                           617,335
   Redemptions                                                            -
                                                                    -------
   End of the period                                                632,339
                                                                    =======
See notes to financial statements.

                                     FT 527
            INVESTMENT STYLE EQUITY PORTFOLIO, MID-CAP GROWTH SERIES

                          NOTES TO FINANCIAL STATEMENTS





1.    Organization

FT 527, Investment Style Equity Portfolio, Mid-Cap Growth Series (the "Trust") is a unit investment trust consisting of a portfolio containing common stocks of companies which are considered to have a mid-cap growth investment style characteristic.


2.    Significant accounting policies

Basis of presentation - The financial statements are presented on the accrual basis of accounting.

Security valuation - The equity securities are stated at the closing sale prices of listed equity securities and the bid prices of over-the-counter traded equity securities as reported by First Trust Advisors L.P. (the "Evaluator"), an affiliate of First Trust Portfolios L.P. (formerly, Nike Securities L.P.) (the "Sponsor").

Dividend income - Dividends on each equity security are recognized on such equity security's ex-dividend date.

Security cost - Cost of the equity securities is based on the market value of such securities on the dates the securities were deposited in the Trust. The cost of securities sold is determined using the average cost method. Sales of securities are recorded on the trade date.

Federal income taxes - The Trust is not taxable for federal income tax purposes. Each unit holder is considered to be the owner of a pro rata portion of the Trust and, accordingly, no provision has been made for federal income taxes.

Expenses of the Trust - The Trust pays a fee for Trustee services to JPMorgan Chase Bank of $.0075 per annum per unit, an annual fee to the Evaluator of $.0030 per unit and an annual supervisory fee to an affiliate of the Sponsor of $.0035 per unit. Such fees are based on the largest aggregate number of units outstanding during the calendar year, except during the initial public offering period, in which case the monthly fee is based on the largest number of units outstanding during the period for which compensation is paid. The Trust also pays recurring financial reporting costs and an annual administrative fee to the Sponsor.

The Trust pays a creation and development fee of .35% of daily average net assets which compensates the Sponsor for creating and developing the Trust. Such fee accrues daily during the life of the Trust based on the average net asset value and is paid to the Sponsor monthly. In no event will the Sponsor collect more than 1.05% of a unit holder's initial investment.

Deferred sales charge - The deferred sales charge is paid to the Sponsor and accrues at the daily rate of $.00005479 per unit, or approximately $.02 per unit annually. Units redeemed are not subject to any remaining unaccrued deferred sales charge payments at the time of redemption.

Organization costs - The Public Offering Price paid by unit holders included an amount sufficient to pay for all or a portion of the costs incurred in establishing the Trust, including costs of preparing the registration statement, the Trust indenture and other closing documents, registering units with the Securities and Exchange Commission and states, the initial audit of the Trust's portfolio, legal fees and the initial fees and expenses of the Trustee. Such costs totaled $3,523, of which $700 has been paid.

Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.


3.    Net unrealized appreciation (depreciation)

An analysis of net unrealized appreciation (depreciation) at March 31, 2002 follows:


            Unrealized appreciation                  $680,520
            Unrealized depreciation                  (217,437)
                                                     --------
                                                     $463,083
                                                     ========


4.    Other information

Cost to investors - The cost to initial investors of units of the Trust is based on the aggregate underlying value of the equity securities on the date of an investor's purchase, plus an initial sales charge of 3.0% of the Public Offering Price, which is equivalent to approximately 3.093% of the net amount invested.

Distributions to unit holders - Income distributions to unit holders, if any, are made on the last day of each June and December to unit holders of record on the fifteenth day of each June and December. Capital distributions to unit holders, if any, are made on the last day of each month to unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $.01 per unit. Notwithstanding, capital distributions, if any, will be made in December of each year.

Selected data per unit of the Trust outstanding throughout the period -

Dividend income, Expenses and Investment income (loss) - net per unit have been calculated based on the weighted-average number of units outstanding during the period. Distributions to unit holders, if any, per unit reflect the Trust's actual distributions during the period. The Net gain (loss) on investments per unit includes the effects of changes arising from the issuance and/or redemption of units during the period at net asset values which differed from the net asset value per unit at the beginning of the period.


                                                                  Period from
                                                                April 24, 2001
                                                               (Initial Date of
                                                                  Deposit) to
                                                                March 31, 2002


Dividend income                                                      $.044
Expenses                                                             (.061)
                                                                   -------
      Investment income (loss) - net                                 (.017)

Distributions to unit holders:
   Investment income - net                                           (.005)
   Principal from investment transactions                            (.548)

Net gain (loss) on investments                                       1.845
                                                                   -------
      Total increase (decrease) in net assets                        1.275

Net assets:
   Beginning of the period                                           9.690
                                                                   -------

   End of the period                                               $10.965
                                                                   =======

Total return                                                        18.86%
Ratio of total expenses to average net assets                         .59%
Ratio of net investment income (loss) to average net assets          (.17)%

                                     FT 527
            INVESTMENT STYLE EQUITY PORTFOLIO, MID-CAP GROWTH SERIES

                                    PART ONE
                 Must be Accompanied by Part Two and Part Three

                               -------------------
                               P R O S P E C T U S
                               -------------------


              SPONSOR: First Trust Portfolios L.P. (formerly, Nike Securities L.P.)
                                      1001 Warrenville Road
                                      Lisle, Illinois  60532
                                      (800) 621-1675

              TRUSTEE:                JPMorgan Chase Bank
                                      4 Chase MetroTech Center, 3rd Floor
                                      Brooklyn, New York  11245

              LEGAL COUNSEL           Chapman and Cutler
              TO SPONSOR:             111 West Monroe Street
                                      Chicago, Illinois  60603

              LEGAL COUNSEL           Carter, Ledyard & Milburn
              TO TRUSTEE:             2 Wall Street
                                      New York, New York  10005

              INDEPENDENT             Deloitte & Touche LLP
              AUDITORS:               180 North Stetson Avenue
                                      Chicago, Illinois 60601


This Prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, securities in any jurisdiction to any person to whom it is not lawful to make such offer in such jurisdiction.

This Prospectus does not contain all the information set forth in the registration statement and exhibits relating thereto, which the Trust has filed with the Securities and Exchange Commission, Washington, D.C., under the Securities Act of 1933 and the Investment Company Act of 1940, and to which reference is hereby made.

                                     FT 527
            INVESTMENT STYLE EQUITY PORTFOLIO, LARGE-CAP VALUE SERIES
                                 1,489,584 UNITS





PROSPECTUS
Part One
Dated July 31, 2002

Note: Part One of this Prospectus may not be distributed unless accompanied by Part Two and Part Three.

The Trust

FT 527, Investment Style Equity Portfolio, Large-Cap Value Series (the "Trust") is a unit investment trust consisting of a portfolio containing common stocks of companies which were considered, in the view of the Sponsor, to have the potential for above-average capital appreciation at the Initial Date of Deposit through large-cap value securities. At June 17, 2002, each Unit represented a 1/1,489,584 undivided interest in the principal and net income of the Trust (see "The FT Series" in Part Two).

The Units being offered by this Prospectus are issued and outstanding Units which have been purchased by the Sponsor, First Trust Portfolios L.P. (formerly, Nike Securities L.P.), in the secondary market or from the Trustee after having been tendered for redemption. The profit or loss resulting from the sale of Units will accrue to the Sponsor. No proceeds from the sale of Units will be received by the Trust.

Public Offering Price

The Public Offering Price per Unit is equal to the aggregate value of the Securities in the Portfolio of the Trust, plus or minus cash, if any, in the Income and Capital Accounts of the Trust divided by the number of Units outstanding, plus a sales charge of 3.0% of the Public Offering Price (3.093% of the net amount invested) including Income and Principal cash. At June 17, 2002, the Public Offering Price per Unit was $8.467 (see "Public Offering" in Part
Two). The minimum purchase is $1,000 ($500 for Individual Retirement Accounts or other retirement plans).

        Please retain all parts of this Prospectus for future reference.
------------------------------------------------------------------------------
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
------------------------------------------------------------------------------

          FIRST TRUST PORTFOLIOS L.P. (FORMERLY, NIKE SECURITIES L.P.)
                                     Sponsor

                                     FT 527
            INVESTMENT STYLE EQUITY PORTFOLIO, LARGE-CAP VALUE SERIES
              SUMMARY OF ESSENTIAL INFORMATION AS OF JUNE 17, 2002
      Sponsor: First Trust Portfolios L.P. (formerly, Nike Securities L.P.)
                      Evaluator: First Trust Advisors L.P.
                          Trustee: JPMorgan Chase Bank



GENERAL INFORMATION


Number of Units                                                      1,489,584
Fractional Undivided Interest in the Trust per Unit                1/1,489,584
Public Offering Price:
   Aggregate Value of Securities in the Portfolio                  $12,634,927
   Aggregate Value of Securities per Unit                               $8.482
   Income and Principal cash (overdraft) in the Portfolio             $(22,750)
   Income and Principal cash (overdraft) per Unit                       $(.015)
   Sales Charge 3.093% (3.0% of Public Offering Price
      including Income and Principal Cash)                               $.262
   Public Offering Price per Unit                                       $8.729
Redemption Price and Sponsor Repurchase Price per Unit
   ($.262 less than the Public Offering Price per Unit)                 $8.467

Date Trust Established                                          April 24, 2001
Mandatory Termination Date                                      April 30, 2004
Evaluator's Annual Fee: $.0030 per Unit. Evaluations for purposes of sale, purchase or redemption of Units are made as of the close of trading (generally 4:00 p.m. Eastern time) on the New York Stock Exchange or a U.S. national securities exchange on each day on which it is open.
Supervisory fee payable to an affiliate of the Sponsor: Maximum of $.0035 per Unit annually.
Administrative expenses payable to the Sponsor: Maximum of $.0015 per Unit annually.
Trustee's Annual Fee:  $.0075 per Unit.
Deferred sales charge: Accrued at the daily rate of $.00005479 per unit, or approximately $.02 per unit annually.
Creation and development fee: 0.35% of daily average net assets, maximum of 1.05% of a Unit holder's initial investment.
Capital Distribution Record Date and Distribution Date: Distributions from the Capital Account will be made monthly payable on the last day of the month to Unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $.01 per Unit. Notwithstanding, distributions of funds in the Capital Account, if any, will be made in December of each year.
Income Distribution Record Date: Fifteenth day of each June and December. Income Distribution Date: The last day of each June and December.
A Unit holder who owns at least 1,000 Units may request an "In-Kind Distribution" upon redemption or upon termination of the Trust. See "Income and Capital Distributions" in Part Two.

                         REPORT OF INDEPENDENT AUDITORS


The Unit Holders of FT 527,
Investment Style Equity Portfolio,
Large-Cap Value Series


We have audited the statement of assets and liabilities of FT 527, Investment Style Equity Portfolio, Large-Cap Value Series (the "Trust"), including the schedule of investments, as of March 31, 2002, and the related statements of operations and of changes in net assets for the period from April 24, 2001 (Initial Date of Deposit) to March 31, 2002. These financial statements are the responsibility of the Trust's Sponsor. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2002, by correspondence with the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Trust's Sponsor, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of FT 527, Investment Style Equity Portfolio, Large-Cap Value Series, at March 31, 2002, and the results of its operations and changes in its net assets for the period from April 24, 2001 (Initial Date of Deposit) to March 31, 2002, in conformity with accounting principles generally accepted in the United States of America.




Deloitte & Touche LLP
Chicago, Illinois
July 15, 2002

                                     FT 527
            INVESTMENT STYLE EQUITY PORTFOLIO, LARGE-CAP VALUE SERIES

                       STATEMENT OF ASSETS AND LIABILITIES

                                 March 31, 2002



ASSETS

Securities, at fair value (cost, $14,252,187)                    $14,044,294
Cash                                                                 252,114
Dividends receivable                                                  18,885
Unit subscriptions receivable                                        545,324
                                                                 -----------
TOTAL ASSETS                                                     $14,860,617
                                                                 ===========

LIABILITIES AND NET ASSETS

Accrued liabilities                                               $   13,475
Liability for organization costs                                       9,019
Liability for deferred sales charge                                      307
Payable from investments purchased                                   736,036
                                                                  ----------
TOTAL LIABILITIES                                                    758,837
                                                                  ----------

Net assets, applicable to 1,558,704 outstanding units
      of fractional undivided interest:
   Cost of Trust assets                                           14,252,187
   Net unrealized appreciation (depreciation)                       (207,893)
   Distributable funds (deficit)                                      83,615
   Less deferred sales charge                                        (16,170)
   Less organization costs                                            (9,959)
                                                                  ----------
                                                                  14,101,780
                                                                  ----------

TOTAL LIABILITIES AND NET ASSETS                                 $14,860,617
                                                                 ===========

Net asset value per unit                                              $9.047
                                                                      ======

See notes to financial statements.

                                     FT 527
            INVESTMENT STYLE EQUITY PORTFOLIO, LARGE-CAP VALUE SERIES

                             SCHEDULE OF INVESTMENTS

                                 March 31, 2002


  Number                                                               Fair
 of Shares      Name of Issuer of Equity Securities (1)                Value

                BASIC MATERIALS - 9%
                ---------------
 15,036         Alcoa Inc.                                             $567,459
 25,380         Masco Corporation                                       696,681

                CAPITAL GOODS - 17%
                -------------
 11,486         Applied Materials, Inc.                                 623,345
  9,815         Illinois Tool Works Inc.                                710,115
 11,906 (6)     Tyco International Ltd.                                 384,802
 25,060         Waste Management, Inc.                                  682,885

                CONSUMER CYCLICALS - 19%
                ------------------
 22,975         Carnival Corporation                                    750,134
 20,262         Ford Motor Company                                      334,120
  9,398         Gannett Co., Inc.                                       715,188
 20,884 (4)     Lowe's Companies, Inc.                                  908,245

                CONSUMER STAPLES - 5%
                ----------------
 12,635         Philip Morris Companies Inc.                            665,485

                ENERGY - 8%
                ------
  9,293         Anadarko Petroleum Corporation                          524,497
  6,373         ChevronTexaco Corporation
                   (formerly, Chevron Corporation)                      575,291

                FINANCIAL - 17%
                ---------
  6,051         CIGNA Corporation                                       613,511
  7,832         Fannie Mae                                              625,620
 15,563         FleetBoston Financial Corporation                       544,705
 18,169 (3)     Washington Mutual, Inc.                                 601,939

                HEALTHCARE - 5%
                ----------
 10,124         UnitedHealth Group Incorporated                         773,676

                TECHNOLOGY - 6%
                ----------
 15,250         Agilent Technologies, Inc.                              533,140
 29,450         Compaq Computer Corporation                             307,753

                TELECOMMUNICATIONS - 9%
                ------------------
 14,408         Comcast Corporation (Class A Special)                   458,174
 15,455         SBC Communications Inc.                                 578,635
  1,269 (2)(5)  WorldCom, Inc. - MCI Group                                7,500
 32,371 (2)(5)  WorldCom, Inc. - WorldCom Group                         218,181

                UTILITIES - 5%
                ---------
 11,171         Calpine Corporation                                     141,872
 13,263         Duke Energy Corporation                                 501,341
                                                                    -----------

                Total investments (total cost $14,252,187) - 100%   $14,044,294
                                                                    ===========

                                     FT 527
            INVESTMENT STYLE EQUITY PORTFOLIO, LARGE-CAP VALUE SERIES

                       SCHEDULE OF INVESTMENTS (continued)

                                 March 31, 2002






(1)  Percentages are calculated based on net assets.

(2) In June 2001, WorldCom, Inc. ("WorldCom"), one of the Trust's original holdings, spun off WorldCom, Inc. - MCI Group ("WorldCom - MCI"). Each shareholder of WorldCom received .04 shares of WorldCom - MCI for each share of WorldCom held. Concurrently, WorldCom, Inc. changed its name to WorldCom, Inc. - WorldCom Group.

(3)  The number of shares reflects the effect of a three for two stock split.

(4)  The number of shares reflects the effect of a two for one stock split.

(5) On July 1, 2002, the Trust sold all of its shares in WorldCom, Inc. - WorldCom Group and WorldCom, Inc. - MCI Group.

(6) This security represents the common stock of a foreign company which trades directly on a U.S. national securities exchange.
















See notes to financial statements.

                                     FT 527
            INVESTMENT STYLE EQUITY PORTFOLIO, LARGE-CAP VALUE SERIES

                             STATEMENT OF OPERATIONS





                                                                 Period from
                                                               April 24, 2001
                                                              (Initial Date of
                                                                 Deposit) to
                                                               March 31, 2002


Dividend income                                                    $105,181

Expenses:
   Trustee and other service fees                                   (11,048)
   Creation and development fees                                    (24,238)
   Evaluator's fees                                                  (1,655)
   Supervisory fees                                                  (2,162)
   Administrative fees                                                 (773)
   Other expenses                                                    (4,040)
                                                                    -------
   Total expenses                                                   (43,916)
                                                                    -------
      Investment income (loss) - net                                 61,265

Net gain (loss) on investments:
   Net realized gain (loss)                                         (33,407)
   Change in net unrealized appreciation
      (depreciation)                                               (207,893)
                                                                   --------
                                                                   (241,300)
                                                                   --------

Net increase (decrease) in net assets
   resulting from operations                                      $(180,035)
                                                                  =========




See notes to financial statements.

                                     FT 527
            INVESTMENT STYLE EQUITY PORTFOLIO, LARGE-CAP VALUE SERIES

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   Period from
                                                                 April 24, 2001
                                                                (Initial Date of
                                                                   Deposit) to
                                                                 March 31, 2002
Net increase (decrease) in net assets
      resulting from operations:
   Investment income (loss) - net                                     $61,265
   Net realized gain (loss) on investments                            (33,407)
   Change in net unrealized appreciation
      (depreciation) on investments                                  (207,893)
                                                                     --------
   Net increase (decrease) in net assets
      resulting from operations                                      (180,035)
                                                                   ----------

Units issued                                                       14,744,451
   Deferred sales charge                                              (16,170)
   Organization costs                                                  (9,809)
                                                                   ----------
   Total                                                           14,718,472
                                                                   ----------

Unit redemptions                                                     (520,902)

Distributions to unit holders:
   Investment income - net                                            (61,054)
   Principal from investment transactions                                   -
                                                                   ----------
   Total distributions                                                (61,054)
                                                                   ----------
Total increase (decrease) in net assets                            13,956,481

Net assets:
   Beginning of the period                                            145,299
                                                                  -----------
   End of the period                                              $14,101,780
                                                                  ===========
Distributable funds (deficit) at end of the period                    $83,615
                                                                      =======
Trust units:
   Beginning of the period                                             14,995
   Issued                                                           1,603,932
   Redemptions                                                        (60,223)
                                                                    ---------
   End of the period                                                1,558,704
                                                                    =========
See notes to financial statements.

                                     FT 527
            INVESTMENT STYLE EQUITY PORTFOLIO, LARGE-CAP VALUE SERIES

                          NOTES TO FINANCIAL STATEMENTS





1.    Organization

FT 527, Investment Style Equity Portfolio, Large-Cap Value Series (the "Trust") is a unit investment trust consisting of a portfolio containing common stocks of companies which were considered, in the view of the Sponsor, to have the potential for above-average capital appreciation at the Initial Date of Deposit through large-cap value securities.


2.    Significant accounting policies

Basis of presentation - The financial statements are presented on the accrual basis of accounting.

Security valuation - The equity securities are stated at the closing sale prices of listed equity securities and the bid prices of over-the-counter traded equity securities as reported by First Trust Advisors L.P. (the "Evaluator"), an affiliate of First Trust Portfolios L.P. (formerly, Nike Securities L.P.) (the "Sponsor").

Dividend income - Dividends on each equity security are recognized on such equity security's ex-dividend date.

Security cost - Cost of the equity securities is based on the market value of such securities on the dates the securities were deposited in the Trust. The cost of securities sold is determined using the average cost method. Sales of securities are recorded on the trade date.

Federal income taxes - The Trust is not taxable for federal income tax purposes. Each unit holder is considered to be the owner of a pro rata portion of the Trust and, accordingly, no provision has been made for federal income taxes.

Expenses of the Trust - The Trust pays a fee for Trustee services to JPMorgan Chase Bank of $.0075 per annum per unit, an annual fee to the Evaluator of $.0030 per unit and an annual supervisory fee to an affiliate of the Sponsor of $.0035 per unit. Such fees are based on the largest aggregate number of units outstanding during the calendar year, except during the initial public offering period, in which case the monthly fee is based on the largest number of units outstanding during the period for which compensation is paid. The Trust also pays recurring financial reporting costs and an annual administrative fee to the Sponsor.

The Trust pays a creation and development fee of .35% of daily average net assets which compensates the Sponsor for creating and developing the Trust. Such fee accrues daily during the life of the Trust based on the average net asset value and is paid to the Sponsor monthly. In no event will the Sponsor collect more than 1.05% of the unit holder's initial investment.

Deferred sales charge - The deferred sales charge is paid to the Sponsor and accrues at the daily rate of $.00005479 per unit, or approximately $.02 per unit annually. Units redeemed are not subject to any remaining unaccrued deferred sales charge payments at the time of redemption.

Organization costs - The Public Offering Price paid by unit holders included an amount sufficient to pay for all or a portion of the costs incurred in establishing the Trust, including costs of preparing the registration statement, the Trust indenture and other closing documents, registering units with the Securities and Exchange Commission and states, the initial audit of the Trust's portfolio, legal fees and the initial fees and expenses of the Trustee. Such costs totaled $9,959, of which, $940 has been paid.

Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.


3.    Net unrealized appreciation (depreciation)

An analysis of net unrealized appreciation (depreciation) at March 31, 2002 follows:


             Unrealized depreciation                $(1,046,950)
             Unrealized appreciation                    839,057
                                                    -----------
                                                      $(207,893)
                                                    ===========


4.    Other information

Cost to investors - The cost to initial investors of units of the Trust is based on the aggregate underlying value of the equity securities on the date of an investor's purchase, plus an initial sales charge of 3.0% of the Public Offering Price, which is equivalent to approximately 3.093% of the net amount invested.

Distributions to unit holders - Income distributions to unit holders, if any, are made on the last day of each June and December to unit holders of record on the fifteenth day of each June and December. Capital distributions to unit holders, if any, are made on the last day of each month to unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $.01 per unit. Notwithstanding, capital distributions, if any, will be made in December of each year.

Selected data per unit of the Trust outstanding throughout the period -

Dividend income, Expenses and Investment income (loss) - net per unit have been calculated based on the weighted-average number of units outstanding during the period. Distributions to unit holders, if any, per unit reflect the Trust's actual distributions during the period. The Net gain (loss) on investments per unit includes the effects of changes arising from the issuance and/or redemption of units during the period at net asset values which differed from the net asset value per unit at the beginning of the period.


                                                              Period from
                                                            April 24, 2001
                                                           (Initial Date of
                                                              Deposit) to
                                                            March 31, 2002


Dividend income                                                   .127
Expenses                                                         (.053)
                                                                ------
      Investment income (loss) - net                              .074

Distributions to unit holders:
   Investment income - net                                       (.065)
   Principal from investment transactions                           -

Net gain (loss) on investments                                   (.652)
                                                                ------
      Total increase (decrease) in net assets                    (.643)

Net assets:
   Beginning of the period                                       9.690
                                                                ------

   End of the period                                            $9.047
                                                                ======

Total return                                                    (5.96)%
Ratio of total expenses to average net assets                     .57%
Ratio of net investment income (loss) to
   average net assets                                             .79%

                                     FT 527
            INVESTMENT STYLE EQUITY PORTFOLIO, LARGE-CAP VALUE SERIES

                                    PART ONE
                 Must be Accompanied by Part Two and Part Three

                               -------------------
                               P R O S P E C T U S
                               -------------------


              SPONSOR: First Trust Portfolios L.P. (formerly, Nike Securities L.P.)
                                       1001 Warrenville Road
                                       Lisle, Illinois  60532
                                       (800) 621-1675

              TRUSTEE:                 JPMorgan Chase Bank
                                       4 Chase MetroTech Center, 3rd Floor
                                       Brooklyn, New York  11245

              LEGAL COUNSEL            Chapman and Cutler
              TO SPONSOR:              111 West Monroe Street
                                       Chicago, Illinois  60603

              LEGAL COUNSEL            Carter, Ledyard & Milburn
              TO TRUSTEE:              2 Wall Street
                                       New York, New York  10005

              INDEPENDENT              Deloitte & Touche LLP
              AUDITORS:                180 North Stetson Avenue
                                       Chicago, Illinois 60601


This Prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, securities in any jurisdiction to any person to whom it is not lawful to make such offer in such jurisdiction.

This Prospectus does not contain all the information set forth in the registration statement and exhibits relating thereto, which the Trust has filed with the Securities and Exchange Commission, Washington, D.C., under the Securities Act of 1933 and the Investment Company Act of 1940, and to which reference is hereby made.

                                     FT 527
           INVESTMENT STYLE EQUITY PORTFOLIO, LARGE-CAP GROWTH SERIES
                                 1,339,862 UNITS





PROSPECTUS
Part One
Dated July 31, 2002

Note: Part One of this Prospectus may not be distributed unless accompanied by Part Two and Part Three.

The Trust

FT 527, Investment Style Equity Portfolio, Large-Cap Growth Series (the "Trust") is a unit investment trust consisting of a portfolio containing common stocks of companies which were considered, in the view of the Sponsor, to have the potential for above-average capital appreciation at the Initial Date of Deposit through large-cap value securities. At June 17, 2002, each Unit represented a 1/1,339,862 undivided interest in the principal and net income of the Trust (see "The FT Series" in Part Two).

The Units being offered by this Prospectus are issued and outstanding Units which have been purchased by the Sponsor, First Trust Portfolios L.P. (formerly, Nike Securities L.P.), in the secondary market or from the Trustee after having been tendered for redemption. The profit or loss resulting from the sale of Units will accrue to the Sponsor. No proceeds from the sale of Units will be received by the Trust.

Public Offering Price

The Public Offering Price per Unit is equal to the aggregate value of the Securities in the Portfolio of the Trust, plus or minus cash, if any, in the Income and Capital Accounts of the Trust divided by the number of Units outstanding, plus a sales charge of 3.0% of the Public Offering Price (3.093% of the net amount invested) including Income and Principal cash. At June 17, 2002, the Public Offering Price per Unit was $7.410 (see "Public Offering" in Part
Two). The minimum purchase is $1,000 ($500 for Individual Retirement Accounts or other retirement plans).

        Please retain all parts of this Prospectus for future reference.
------------------------------------------------------------------------------
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
------------------------------------------------------------------------------

          FIRST TRUST PORTFOLIOS L.P. (FORMERLY, NIKE SECURITIES L.P.)
                                     Sponsor

                                     FT 527
           INVESTMENT STYLE EQUITY PORTFOLIO, LARGE-CAP GROWTH SERIES
              SUMMARY OF ESSENTIAL INFORMATION AS OF JUNE 17, 2002
      Sponsor: First Trust Portfolios L.P. (formerly, Nike Securities L.P.)
                      Evaluator: First Trust Advisors L.P.
                          Trustee: JPMorgan Chase Bank



GENERAL INFORMATION


Number of Units                                                       1,339,682
Fractional Undivided Interest in the Trust per Unit                 1/1,339,682
Public Offering Price:
   Aggregate Value of Securities in the Portfolio                    $9,703,877
   Aggregate Value of Securities per Unit                                $7.243
   Income and Principal cash (overdraft) in the Portfolio              $(71,921)
   Income and Principal cash (overdraft) per Unit                        $(.054)
   Sales Charge 3.093% (3.0% of Public Offering Price
      including Income and Principal Cash)                                $.221
   Public Offering Price per Unit                                        $7.410
Redemption Price and Sponsor Repurchase Price per Unit
   ($.221 less than the Public Offering Price per Unit)                  $7.189

Date Trust Established                                           April 24, 2001
Mandatory Termination Date                                       April 30, 2004
Evaluator's Annual Fee: $.0030 per Unit. Evaluations for purposes of sale, purchase or redemption of Units are made as of the close of trading (generally 4:00 p.m. Eastern time) on the New York Stock Exchange on each day on which it is open.
Supervisory fee payable to an affiliate of the Sponsor: Maximum of $.0035 per Unit annually.
Administrative expenses payable to the Sponsor: Maximum of $.0015 per Unit annually.
Trustee's Annual Fee:  $.0075 per Unit.
Deferred sales charge: Accrued at the daily rate of $.00005479 per unit, or approximately $.02 per unit annually.
Creation and development fee: 0.35% of daily average net assets, maximum of 1.05% of a Unit holder's initial investment.
Capital Distribution Record Date and Distribution Date: Distributions from the Capital Account will be made monthly payable on the last day of the month to Unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $.01 per Unit. Notwithstanding, distributions of funds in the Capital Account, if any, will be made in December of each year.
Income Distribution Record Date: Fifteenth day of each June and December. Income Distribution Date: The last day of each June and December.
A Unit holder who owns at least 1,000 Units may request an "In-Kind Distribution" upon redemption or upon termination of the Trust. See "Income and Capital Distributions" in Part Two.

                         REPORT OF INDEPENDENT AUDITORS


The Unit Holders of FT 527,
Investment Style Equity Portfolio,
Large-Cap Growth Series


We have audited the statement of assets and liabilities of FT 527, Investment Style Equity Portfolio, Large-Cap Growth Series (the "Trust"), including the schedule of investments, as of March 31, 2002, and the related statements of operations and of changes in net assets for the period from April 24, 2001 (Initial Date of Deposit) to March 31, 2002. These financial statements are the responsibility of the Trust's Sponsor. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2002, by correspondence with the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Trust's Sponsor, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of FT 527, Investment Style Equity Portfolio, Large-Cap Growth Series, at March 31, 2002, and the results of its operations and changes in its net assets for the period from April 24, 2001 (Initial Date of Deposit) to March 31, 2002, in conformity with accounting principles generally accepted in the United States of America.




Deloitte & Touche LLP
Chicago, Illinois
July 15, 2002

                                     FT 527
           INVESTMENT STYLE EQUITY PORTFOLIO, LARGE-CAP GROWTH SERIES

                       STATEMENT OF ASSETS AND LIABILITIES

                                 March 31, 2002



ASSETS

Securities, at fair value (cost, $12,362,051)                       $11,381,522
Dividends receivable                                                     13,267
Cash                                                                     35,547
Unit subscriptions receivable                                           101,104
                                                                    -----------
TOTAL ASSETS                                                        $11,531,440
                                                                    ===========

LIABILITIES AND NET ASSETS

Liability for deferred sales charge                                   $     760
Accrued liabilities                                                      11,997
Payable for investments purchased                                       100,119
Liability for organization costs                                          7,946
                                                                      ---------
TOTAL LIABILITIES                                                       120,822
                                                                      ---------

Net assets, applicable to 1,391,754 outstanding units
      of fractional undivided interest:
   Cost of Trust assets                                              12,362,051
   Net unrealized appreciation (depreciation)                          (980,529)
   Distributable funds (deficit)                                         51,652
   Less deferred sales charge                                           (13,910)
   Less organization costs                                               (8,646)
                                                                     ----------
                                                                     11,410,618
                                                                     ----------

TOTAL LIABILITIES AND NET ASSETS                                    $11,531,440
                                                                    ===========

Net asset value per unit                                                 $8.199
                                                                         ======

See notes to financial statements.

                                     FT 527
           INVESTMENT STYLE EQUITY PORTFOLIO, LARGE-CAP GROWTH SERIES

                             SCHEDULE OF INVESTMENTS

                                 March 31, 2002


  Number                                                                Fair
 of Shares     Name of Issuer of Equity Securities (1)                  Value

               CAPITAL GOODS - 5%
               -------------
 23,934        Corning Incorporated                                     $182,377
 11,686        General Electric Company                                  437,641

               CONSUMER CYCLICALS - 13%
               ------------------
 21,569        The Gap, Inc.                                             324,398
 15,011        The Interpublic Group of Companies, Inc.                  514,577
 10,646        Wal-Mart Stores, Inc.                                     652,493

               CONSUMER STAPLES - 18%
               ----------------
 14,630        H.J. Heinz Company                                        607,145
  8,834        Kimberly-Clark Corporation                                571,118
  9,506        Procter & Gamble Company                                  856,396

               FINANCIAL - 6%
               ---------
  8,834        Capital One Financial Corporation                         564,051
 11,244        Providian Financial Corporation                            84,892

               HEALTHCARE - 29%
               ----------
  9,220        Amgen Inc.                                                550,250
 11,970 (2)    Johnson & Johnson                                         777,452
 12,064        Medtronic, Inc.                                           545,413
  7,414        Merck & Co., Inc.                                         426,898
 13,493        Pfizer Inc.                                               536,212
 14,823        Schering-Plough Corporation                               463,960

               TECHNOLOGY - 24%
               ----------
 11,588        AOL Time Warner Inc.                                      274,056
 18,812        Dell Computer Corporation                                 491,181
 13,866        EMC Corporation                                           165,283
 11,687        Maxim Integrated Products, Inc.                           651,083
  8,077        Microsoft Corporation                                     487,124
 32,214        Oracle Corporation                                        412,339
 31,450        Sun Microsystems, Inc.                                    277,389

               TELECOMMUNICATIONS - 5%
               ------------------
  9,504        QUALCOMM Incorporated                                     357,731
 16,243        Tellabs, Inc.                                             170,063
                                                                     -----------
               Total investments (total cost $12,362,051) - 100%     $11,381,522
                                                                     ===========

                                     FT 527
           INVESTMENT STYLE EQUITY PORTFOLIO, LARGE-CAP GROWTH SERIES

                       SCHEDULE OF INVESTMENTS (continued)

                                 March 31, 2002






(1)     Percentages are calculated based on net assets.

(2)     The number of shares reflects the effect of a two for one stock split.





























See notes to financial statements.

                                     FT 527
           INVESTMENT STYLE EQUITY PORTFOLIO, LARGE-CAP GROWTH SERIES

                             STATEMENT OF OPERATIONS





                                                                 Period from
                                                               April 24, 2001
                                                              (Initial Date of
                                                                 Deposit) to
                                                               March 31, 2002


Dividend income                                                   $57,333

Expenses:
   Trustee and other service fees                                 (10,337)
   Creation and development fees                                  (20,879)
   Evaluator's fees                                                (1,487)
   Supervisory fees                                                (1,974)
   Administrative fees                                               (711)
   Other expenses                                                  (3,465)
                                                                 --------
   Total expenses                                                 (38,853)
                                                                 --------
      Investment income (loss) - net                               18,480

Net gain (loss) on investments:
   Net realized gain (loss)                                       (46,982)
   Change in net unrealized appreciation
      (depreciation)                                             (980,529)
                                                               ----------
                                                               (1,027,511)
                                                               ----------

Net increase (decrease) in net assets
   resulting from operations                                  $(1,009,031)
                                                              ===========




See notes to financial statements.

                                     FT 527
           INVESTMENT STYLE EQUITY PORTFOLIO, LARGE-CAP GROWTH SERIES

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                 Period from
                                                               April 24, 2001
                                                              (Initial Date of
                                                                 Deposit) to
                                                               March 31, 2002
Net increase (decrease) in net assets
      resulting from operations:
   Investment income (loss) - net                                   $18,480
   Net realized gain (loss) on investments                          (46,982)
   Change in net unrealized appreciation
      (depreciation) on investments                                (980,529)
                                                                 -----------
   Net increase (decrease) in net assets
      resulting from operations                                  (1,009,031)
                                                                 ----------

Units issued                                                     12,862,782
   Deferred sales charge                                            (13,910)
   Organization costs                                                (8,496)
                                                                 ----------
   Total                                                         12,840,376
                                                                 ----------

Unit redemptions                                                   (537,485)

Distributions to unit holders:
   Investment income - net                                          (28,489)
   Principal from investment transactions                                 -
                                                                 ----------
   Total distributions                                              (28,489)
                                                                 ----------
Total increase (decrease) in net assets                          11,265,371

Net assets:
   Beginning of the period                                          145,247
                                                                -----------
   End of the period                                            $11,410,618
                                                                ===========
Distributable funds (deficit) at end of the period                  $51,652
                                                                    =======
Trust units:
   Beginning of the period                                           14,989
   Issued                                                         1,442,128
   Redemptions                                                      (65,363)
                                                                  ---------
   End of the period                                              1,391,754
                                                                  =========
See notes to financial statements.

                                     FT 527
           INVESTMENT STYLE EQUITY PORTFOLIO, LARGE-CAP GROWTH SERIES

                          NOTES TO FINANCIAL STATEMENTS





1.    Organization

FT 527, Investment Style Equity Portfolio, Large-Cap Growth Series (the "Trust") is a unit investment trust consisting of a portfolio containing common stocks of companies which were considered, in the view of the Sponsor, to have the potential for above-average capital appreciation at the Initial Date of Deposit through large-cap value securities.


2.    Significant accounting policies

Basis of presentation - The financial statements are presented on the accrual basis of accounting.

Security valuation - The equity securities are stated at the closing sale prices of listed equity securities and the bid prices of over-the-counter traded equity securities as reported by First Trust Advisors L.P. (the "Evaluator"), an affiliate of First Trust Portfolios L.P. (formerly, Nike Securities L.P.) (the "Sponsor").

Dividend income - Dividends on each equity security are recognized on such equity security's ex-dividend date.

Security cost - Cost of the equity securities is based on the market value of such securities on the dates the securities were deposited in the Trust. The cost of securities sold is determined using the average cost method. Sales of securities are recorded on the trade date.

Federal income taxes - The Trust is not taxable for federal income tax purposes. Each unit holder is considered to be the owner of a pro rata portion of the Trust and, accordingly, no provision has been made for federal income taxes.

Expenses of the Trust - The Trust pays a fee for Trustee services to JPMorgan Chase Bank of $.0075 per annum per unit, an annual fee to the Evaluator of $.0030 per unit and an annual supervisory fee to an affiliate of the Sponsor of $.0035 per unit. Such fees are based on the largest aggregate number of units outstanding during the calendar year, except during the initial public offering period, in which case the monthly fee is based on the largest number of units outstanding during the period for which compensation is paid. The Trust also pays recurring financial reporting costs and an annual administrative fee to the Sponsor.

The Trust pays a creation and development fee of .35% of daily average net assets which compensates the Sponsor for creating and developing the Trust. Such fee accrues daily during the life of the Trust based on the average net asset value and is paid to the Sponsor monthly. In no event will the Sponsor collect more than 1.05% of a unit holder's initial investment.

Deferred sales charge - The deferred sales charge is paid to the Sponsor and accrues at the daily rate of $.00005479 per unit, or approximately $.02 per unit annually. Units redeemed are not subject to any remaining unaccrued deferred sales charge payments at the time of redemption.

Organization costs - The Public Offering Price paid by unit holders included an amount sufficient to pay for all or a portion of the costs incurred in establishing the Trust, including costs of preparing the registration statement, the Trust indenture and other closing documents, registering units with the Securities and Exchange Commission and states, the initial audit of the Trust's portfolio, legal fees and the initial fees and expenses of the Trustee. Such costs totaled $8,646, of which, $700 has been paid.

Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.


3.    Net unrealized appreciation (depreciation)

An analysis of net unrealized appreciation (depreciation) at March 31, 2002 follows:


            Unrealized depreciation              $(1,600,213)
            Unrealized appreciation                  619,684
                                                 -----------
                                                   $(980,529)
                                                   =========


4.    Other information

Cost to investors - The cost to initial investors of units of the Trust is based on the aggregate underlying value of the equity securities on the date of an investor's purchase, plus an initial sales charge of 3.0% of the Public Offering Price, which is equivalent to approximately 3.093% of the net amount invested.

Distributions to unit holders - Income distributions to unit holders, if any, are made on the last day of each June and December to unit holders of record on the fifteenth day of each June and December. Capital distributions to unit holders, if any, are made on the last day of each month to unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $.01 per unit. Notwithstanding, capital distributions, if any, will be made in December of each year.

Selected data per unit of the Trust outstanding throughout the period -

Dividend income, Expenses and Investment income (loss) - net per unit have been calculated based on the weighted-average number of units outstanding during the period. Distributions to unit holders, if any, per unit reflect the Trust's actual distributions during the period. The Net gain (loss) on investments per unit includes the effects of changes arising from the issuance and/or redemption of units during the period at net asset values which differed from the net asset value per unit at the beginning of the period.


                                                            Period from
                                                          April 24, 2001
                                                         (Initial Date of
                                                            Deposit) to
                                                          March 31, 2002


Dividend income                                                 .074
Expenses                                                       (.050)
                                                               -----
      Investment income (loss) - net                            .024

Distributions to unit holders:
   Investment income - net                                     (.030)
   Principal from investment transactions                          -

Net gain (loss) on investments                                (1.485)
                                                              ------
      Total increase (decrease) in net assets                 (1.491)

Net assets:
   Beginning of the period                                     9.690
                                                              ------

   End of the period                                          $8.199
                                                              ======

Total return                                                 (15.08)%
Ratio of total expenses to average net assets                   .56%
Ratio of net investment income (loss) to
   average net assets                                           .27%

                                     FT 527
           INVESTMENT STYLE EQUITY PORTFOLIO, LARGE-CAP GROWTH SERIES

                                    PART ONE
                 Must be Accompanied by Part Two and Part Three

                               -------------------
                               P R O S P E C T U S
                               -------------------


               SPONSOR: First Trust Portfolios L.P. (formerly, Nike Securities L.P.)
                                      1001 Warrenville Road
                                      Lisle, Illinois  60532
                                      (800) 621-1675

               TRUSTEE:               JPMorgan Chase Bank
                                      4 Chase MetroTech Center, 3rd Floor
                                      Brooklyn, New York  11245

               LEGAL COUNSEL          Chapman and Cutler
               TO SPONSOR:            111 West Monroe Street
                                      Chicago, Illinois  60603

               LEGAL COUNSEL          Carter, Ledyard & Milburn
               TO TRUSTEE:            2 Wall Street
                                      New York, New York  10005

               INDEPENDENT            Deloitte & Touche LLP
               AUDITORS:              180 North Stetson Avenue
                                      Chicago, Illinois 60601


This Prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, securities in any jurisdiction to any person to whom it is not lawful to make such offer in such jurisdiction.

This Prospectus does not contain all the information set forth in the registration statement and exhibits relating thereto, which the Trust has filed with the Securities and Exchange Commission, Washington, D.C., under the Securities Act of 1933 and the Investment Company Act of 1940, and to which reference is hereby made.

                                     FT 527
             INVESTMENT STYLE EQUITY PORTFOLIO, INTERNATIONAL SERIES
                                  475,346 UNITS





PROSPECTUS
Part One
Dated July 31, 2002

Note: Part One of this Prospectus may not be distributed unless accompanied by Part Two and Part Three.

The Trust

FT 527, Investment Style Equity Portfolio, International Series (the "Trust") is a unit investment trust consisting of a portfolio containing common stocks of companies headquartered outside of the United States. At June 17, 2002, each Unit represented a 1/475,346 undivided interest in the principal and net income of the Trust (see "The FT Series" in Part Two).

The Units being offered by this Prospectus are issued and outstanding Units which have been purchased by the Sponsor, First Trust Portfolios L.P. (formerly, Nike Securities L.P.), in the secondary market or from the Trustee after having been tendered for redemption. The profit or loss resulting from the sale of Units will accrue to the Sponsor. No proceeds from the sale of Units will be received by the Trust.

Public Offering Price

The Public Offering Price per Unit is equal to the aggregate value of the Securities in the Portfolio of the Trust, plus or minus cash, if any, in the Income and Capital Accounts of the Trust divided by the number of Units outstanding, plus a sales charge of 3.0% of the Public Offering Price (3.093% of the net amount invested) including Income and Principal cash. At June 17, 2002, the Public Offering Price per Unit was $8.139 (see "Public Offering" in Part
Two). The minimum purchase is $1,000 ($500 for Individual Retirement Accounts or other retirement plans).

        Please retain all parts of this Prospectus for future reference.
------------------------------------------------------------------------------
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
------------------------------------------------------------------------------

          FIRST TRUST PORTFOLIOS L.P. (FORMERLY, NIKE SECURITIES L.P.)
                                     Sponsor

                                     FT 527
             INVESTMENT STYLE EQUITY PORTFOLIO, INTERNATIONAL SERIES
              SUMMARY OF ESSENTIAL INFORMATION AS OF JUNE 17, 2002
      Sponsor: First Trust Portfolios L.P. (formerly, Nike Securities L.P.)
                      Evaluator: First Trust Advisors L.P.
                          Trustee: JPMorgan Chase Bank



GENERAL INFORMATION

Number of Units                                                         475,346
Fractional Undivided Interest in the Trust per Unit                   1/475,346
Public Offering Price:
   Aggregate Value of Securities in the Portfolio                    $3,787,880
   Aggregate Value of Securities per Unit                                $7.969
   Income and Principal cash (overdraft) in the Portfolio              $(35,052)
   Income and Principal cash (overdraft) per Unit                        $(.074)
   Sales Charge 3.093% (3.0% of Public Offering Price
      including Income and Principal Cash)                                $.244
   Public Offering Price per Unit                                        $8.139
Redemption Price and Sponsor Repurchase Price per Unit
   ($.244 less than the Public Offering Price per Unit)                  $7.895

Date Trust Established                                           April 24, 2001
Mandatory Termination Date                                       April 30, 2004
Evaluator's Annual Fee: $.0030 per Unit. Evaluations for purposes of sale, purchase or redemption of Units are made as of the close of trading (generally 4:00 p.m. Eastern time) on the New York Stock Exchange or a U.S. national securities exchange on each day on which it is open.
Supervisory fee payable to an affiliate of the Sponsor: Maximum of $.0035 per Unit annually.
Administrative expenses payable to the Sponsor: Maximum of $.0015 per Unit annually.
Trustee's Annual Fee:  $.0075 per Unit.
Deferred sales charge: Accrued at the daily rate of $.00005479 per unit, or approximately $.02 per unit annually.
Creation and development fee: 0.35% of daily average net assets, maximum of 1.05% of a Unit holder's initial investment.
Capital Distribution Record Date and Distribution Date: Distributions from the Capital Account will be made monthly payable on the last day of the month to Unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $.01 per Unit. Notwithstanding, distributions of funds in the Capital Account, if any, will be made in December of each year.
Income Distribution Record Date: Fifteenth day of each June and December. Income Distribution Date: The last day of each June and December.
A Unit holder who owns at least 1,000 Units may request an "In-Kind Distribution" upon redemption or upon termination of the Trust. See "Income and Capital Distributions" in Part Two.

                         REPORT OF INDEPENDENT AUDITORS


The Unit Holders of FT 527,
Investment Style Equity Portfolio,
International Series


We have audited the statement of assets and liabilities of FT 527, Investment Style Equity Portfolio, International Series (the "Trust"), including the schedule of investments, as of March 31, 2002, and the related statements of operations and of changes in net assets for the period from April 24, 2001 (Initial Date of Deposit) to March 31, 2002. These financial statements are the responsibility of the Trust's Sponsor. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2002, by correspondence with the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Trust's Sponsor, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of FT 527, Investment Style Equity Portfolio, International Series, at March 31, 2002, and the results of its operations and changes in its net assets for the period from April 24, 2001 (Initial Date of Deposit) to March 31, 2002, in conformity with accounting principles generally accepted in the United States of America.




Deloitte & Touche LLP
Chicago, Illinois
July 15, 2002

                                     FT 527
             INVESTMENT STYLE EQUITY PORTFOLIO, INTERNATIONAL SERIES

                       STATEMENT OF ASSETS AND LIABILITIES

                                 March 31, 2002



ASSETS

Securities, at fair value (cost, $4,479,389)                        $4,377,018
Cash                                                                   113,331
Dividends receivable                                                    13,151
                                                                    ----------
TOTAL ASSETS                                                        $4,503,500
                                                                    ==========

LIABILITIES AND NET ASSETS

Accrued liabilities                                                  $   5,776
Liability for deferred sales charge                                        799
Liability for organization costs                                         2,144
Unit redemptions payable                                               105,719
                                                                     ---------
TOTAL LIABILITIES                                                      114,438
                                                                     ---------

Net assets, applicable to 509,011 outstanding units of
      fractional undivided interest:
   Cost of Trust assets                                              4,479,389
   Net unrealized appreciation (depreciation)                         (102,371)
   Distributable funds (deficit)                                        20,274
   Less deferred sales charge                                           (5,386)
   Less organization costs                                              (2,844)
                                                                    ----------
                                                                     4,389,062
                                                                    ----------

TOTAL LIABILITIES AND NET ASSETS                                    $4,503,500
                                                                    ==========

Net asset value per unit                                                $8.623
                                                                        ======


See notes to financial statements.

                                     FT 527
             INVESTMENT STYLE EQUITY PORTFOLIO, INTERNATIONAL SERIES

                             SCHEDULE OF INVESTMENTS

                                 March 31, 2002



  Number                                                               Fair
 of Shares     Name of Issuer of Equity Securities (1)                 Value


               AUSTRALIA - 4%
               ---------
 15,282 (2)    BHP Limited (ADR)                                       $187,052

               FINLAND - 3%
               -------
  5,454        Nokia Oy (ADR)                                           113,116

               FRANCE - 8%
               ------
 14,976        LVMH (Louis Vuitton Moet Hennessy) (ADR)                 152,006
  2,256        Total Fina Elf S.A. (ADR)                                172,810

               GERMANY - 13%
               -------
  3,733        BASF AG (ADR)                                            152,418
  3,733        Bayer AG (ADR)                                           125,989
  4,578        SAP AG (ADR)                                             170,302
  2,154 (6)    Siemens AG (ADR)                                         141,841

               IRELAND - 1%
               -------
  3,332        Elan Corporation Plc (ADR)                                46,348

               ITALY - 4%
               -----
  2,460        ENI SpA (ADR)                                            177,243

               JAPAN - 8%
               -----
  8,347 (3)    Honda Motor Co., Ltd. (ADR)                              176,706
  9,590 (5)    NEC Corporation (ADR)                                     80,076
  2,221        Sony Corporation (ADR)                                   114,826

               SPAIN - 3%
               -----
  3,497 (7)    Telefonica S.A. (ADR)                                    115,786

               SWEDEN - 3%
               ------
 30,527        L.M. Ericsson AB (ADR)                                   127,603

               SWITZERLAND - 15%
               -----------
  3,162 (4)    Nestle SA (ADR)                                          175,775
  4,136        Novartis AG (ADR)                                        163,786
  2,256        Roche Holdings AG (ADR)                                  175,381
  4,377 (8)    STMicroelectronics N.V.                                  148,468

                                     FT 527
             INVESTMENT STYLE EQUITY PORTFOLIO, INTERNATIONAL SERIES

                       SCHEDULE OF INVESTMENTS (continued)

                                 March 31, 2002



  Number                                                               Fair
 of Shares     Name of Issuer of Equity Securities (1)                 Value


               THE NETHERLANDS - 18%
               ---------------
  4,914 (4)    ING Groep N.V. (ADR)                                    $132,236
  5,285        Koninklijke Ahold N.V. (ADR)                             138,256
  5,720 (8)    Koninklijke (Royal) Philips Electronics N.V.             172,858
  2,827 (8)    Royal Dutch Petroleum Company                            153,563
  3,026 (8)    Unilever N.V.                                            171,877

               UNITED KINGDOM - 20%
               --------------
  1,242        Barclays Plc (ADR)                                       153,263
  3,062        BP Amoco Plc (ADR)                                       162,592
  6,329        Cadbury Schweppes Plc (ADR)                              175,630
  3,164        GlaxoSmithKline Plc (ADR)                                148,708
  2,627        HSBC Holdings Plc (ADR)                                  153,101
  5,285        Vodafone Group Plc (ADR)                                  97,402
                                                                     ----------

               Total investments (total cost $4,479,389) - 100%      $4,377,018
                                                                     ==========

                                     FT 527
             INVESTMENT STYLE EQUITY PORTFOLIO, INTERNATIONAL SERIES

                       SCHEDULE OF INVESTMENTS (continued)

                                 March 31, 2002






(1)   Percentages are calculated based on net assets.

(2)   The number of shares reflects the effect of a 106.51% stock dividend.

(3)   The number of shares reflects the effect of a four for one stock split.

(4)   The number of shares reflects the effect of a two for one stock split.

(5)   The number of shares reflects the effect of a five for one stock split.

(6)   The number of shares reflects the effect of a three for two stock split.

(7)   The number of shares reflects the effect of two 2% stock dividends.

(8) This security represents the common stock of a foreign company which trades directly on a U.S. national securities exchange.
















See notes to financial statements.

                                     FT 527
             INVESTMENT STYLE EQUITY PORTFOLIO, INTERNATIONAL SERIES

                             STATEMENT OF OPERATIONS




                                                                   Period from
                                                                 April 24, 2001
                                                                (Initial Date of
                                                                   Deposit) to
                                                                 March 31, 2002


Dividend income (net of foreign taxes withheld
   of $4,687)                                                       $25,300

Expenses:
   Trustee and other service fees                                    (4,109)
   Creation and development fees                                     (7,350)
   Evaluator's fees                                                    (532)
   Supervisory fees                                                    (698)
   Administrative fees                                                 (255)
   Other expenses                                                    (2,545)
                                                                    -------
   Total expenses                                                   (15,489)
                                                                    -------
      Investment income (loss) - net                                  9,811

Net gain (loss) on investments:
   Net realized gain (loss)                                              37
   Change in net unrealized appreciation
      (depreciation)                                               (102,371)
                                                                   --------
                                                                   (102,334)
                                                                   --------

Net increase (decrease) in net assets
   resulting from operations                                       $(92,523)
                                                                   ========




See notes to financial statements.

                                     FT 527
             INVESTMENT STYLE EQUITY PORTFOLIO, INTERNATIONAL SERIES

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                 Period from
                                                               April 24, 2001
                                                              (Initial Date of
                                                                 Deposit) to
                                                               March 31, 2002
Net increase (decrease) in net assets
      resulting from operations:
   Investment income (loss) - net                                  $9,811
   Net realized gain (loss) on investments                             37
   Change in net unrealized appreciation
      (depreciation) on investments                              (102,371)
                                                                ---------
   Net increase (decrease) in net assets
      resulting from operations                                   (92,523)
                                                                ---------

Units issued                                                    4,355,287
   Deferred sales charge                                           (5,386)
   Organization costs                                              (2,694)
                                                                ---------
   Total                                                        4,347,207
                                                                ---------

Unit redemptions                                                        -

Distributions to unit holders:
   Investment income - net                                        (10,973)
   Principal from investment transactions                               -
                                                                ---------
   Total distributions                                            (10,973)
                                                                ---------
Total increase (decrease) in net assets                         4,243,711

Net assets:
   Beginning of the period                                        145,351
                                                               ----------
   End of the period                                           $4,389,062
                                                               ==========
Distributable funds (deficit) at end of the period                $20,274
                                                                  =======
Trust units:
   Beginning of the period                                         15,000
   Issued                                                         494,011
   Redemptions                                                          -
                                                                  -------
   End of the period                                              509,011
                                                                  =======
See notes to financial statements.

                                     FT 527
             INVESTMENT STYLE EQUITY PORTFOLIO, INTERNATIONAL SERIES

                          NOTES TO FINANCIAL STATEMENTS





1.    Organization

FT 527, Investment Style Equity Portfolio, International Series (the "Trust") is a unit investment trust consisting of a portfolio containing common stocks of companies headquartered outside of the United States.


2.    Significant accounting policies

Basis of presentation - The financial statements are presented on the accrual basis of accounting.

Security valuation - The equity securities are stated at the closing sale prices of listed equity securities and the bid prices of over-the-counter traded equity securities as reported by First Trust Advisors L.P. (the "Evaluator"), an affiliate of First Trust Portfolios L.P. (formerly, Nike Securities L.P.) (the "Sponsor").

Dividend income - Dividends on each equity security are recognized on such equity security's ex-dividend date.

Security cost - Cost of the equity securities is based on the market value of such securities on the dates the securities were deposited in the Trust. The cost of securities sold is determined using the average cost method. Sales of securities are recorded on the trade date.

Federal income taxes - The Trust is not taxable for federal income tax purposes. Each unit holder is considered to be the owner of a pro rata portion of the Trust and, accordingly, no provision has been made for federal income taxes.

Expenses of the Trust - The Trust pays a fee for Trustee services to JPMorgan Chase Bank of $.0075 per annum per unit, an annual fee to the Evaluator of $.0030 per unit and an annual supervisory fee to an affiliate of the Sponsor of $.0035 per unit. Such fees are based on the largest aggregate number of units outstanding during the calendar year, except during the initial public offering period, in which case the monthly fee is based on the largest number of units outstanding during the period for which compensation is paid. The Trust also pays recurring financial reporting costs and an annual administrative fee to the Sponsor.

The Trust pays a creation and development fee of 0.35% of daily average net assets which compensates the Sponsor for creating and developing the Trust. Such fee accrues daily during the life of the Trust based on the average net asset value and is paid to the Sponsor monthly. In no event will the Sponsor collect more than 1.05% of a unit holder's initial investment.

Deferred sales charge - The deferred sales charge is paid to the Sponsor and accrues at the daily rate of $.00005479 per unit, or approximately $.02 per unit annually. Units redeemed are not subject to any remaining unaccrued deferred sales charge payments at the time of redemption.

Organization costs - The Public Offering Price paid by unit holders included an amount sufficient to pay for all or a portion of the costs incurred in establishing the Trust, including costs of preparing the registration statement, the Trust indenture and other closing documents, registering units with the Securities and Exchange Commission and states, the initial audit of the Trust's portfolio, legal fees and the initial fees and expenses of the Trustee. Such costs totaled $2,844, of which, $700 has been paid.

Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.


3.    Net unrealized appreciation (depreciation)

An analysis of net unrealized appreciation (depreciation) at March 31, 2002 follows:


           Unrealized depreciation                 $(283,261)
           Unrealized appreciation                   180,890
                                                   ---------
                                                   $(102,371)
                                                   =========


4.    Other information

Cost to investors - The cost to initial investors of units of the Trust is based on the aggregate underlying value of the equity securities on the date of an investor's purchase, plus an initial sales charge of 3.0% of the Public Offering Price, which is equivalent to approximately 3.093% of the net amount invested.

Distributions to unit holders - Income distributions to unit holders, if any, are made on the last day of each June and December to unit holders of record on the fifteenth day of each June and December. Capital distributions to unit holders, if any, are made on the last day of each month to unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $.01 per unit. Notwithstanding, capital distributions, if any, will be made in December of each year.

Selected data per unit of the Trust outstanding throughout the period -

Dividend income, Expenses and Investment income (loss) - net per unit have been calculated based on the weighted-average number of units outstanding during the period. Distributions to unit holders, if any, per unit reflect the Trust's actual distributions during the period. The Net gain (loss) on investments per unit includes the effects of changes arising from the issuance and/or redemption of units during the period at net asset values which differed from the net asset value per unit at the beginning of the period.


                                                           Period from
                                                         April 24, 2001
                                                        (Initial Date of
                                                           Deposit) to
                                                         March 31, 2002


Dividend income                                               $.094
Expenses                                                      (.057)
                                                              -----
      Investment income (loss) - net                           .037

Distributions to unit holders:
   Investment income - net                                    (.046)
   Principal from investment transactions                        -

Net gain (loss) on investments                               (1.058)
                                                             ------
      Total increase (decrease) in net assets                (1.067)

Net assets:
   Beginning of the period                                    9.690
                                                              -----

   End of the period                                         $8.623
                                                             ======

Total return                                                (10.54)%
Ratio of total expenses to average net assets                  .62%
Ratio of net investment income (loss) to
   average net assets                                          .40%

                                     FT 527
             INVESTMENT STYLE EQUITY PORTFOLIO, INTERNATIONAL SERIES

                                    PART ONE
                 Must be Accompanied by Part Two and Part Three

                               -------------------
                               P R O S P E C T U S
                               -------------------


               SPONSOR: First Trust Portfolios L.P. (formerly, Nike Securities L.P.)
                                       1001 Warrenville Road
                                       Lisle, Illinois  60532
                                       (800) 621-1675

               TRUSTEE:                JPMorgan Chase Bank
                                       4 Chase MetroTech Center, 3rd Floor
                                       Brooklyn, New York  11245

               LEGAL COUNSEL           Chapman and Cutler
               TO SPONSOR:             111 West Monroe Street
                                       Chicago, Illinois  60603

               LEGAL COUNSEL           Carter, Ledyard & Milburn
               TO TRUSTEE:             2 Wall Street
                                       New York, New York  10005

               INDEPENDENT             Deloitte & Touche LLP
               AUDITORS:               180 North Stetson Avenue
                                       Chicago, Illinois 60601


This Prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, securities in any jurisdiction to any person to whom it is not lawful to make such offer in such jurisdiction.

This Prospectus does not contain all the information set forth in the registration statement and exhibits relating thereto, which the Trust has filed with the Securities and Exchange Commission, Washington, D.C., under the Securities Act of 1933 and the Investment Company Act of 1940, and to which reference is hereby made.

                                     FT 527
                 INVESTMENT STYLE EQUITY PORTFOLIO, REIT SERIES
                                  651,922 UNITS





PROSPECTUS
Part One
Dated July 31, 2002

Note: Part One of this Prospectus may not be distributed unless accompanied by Part Two and Part Three.

The Trust

FT 527, Investment Style Equity Portfolio, REIT Series (the "Trust") is a unit investment trust consisting of a portfolio containing common stocks of companies with the potential for above-average capital appreciation through Real Estate Investment Trusts ("REITs"). At June 17, 2002, each Unit represented a 1/651,922 undivided interest in the principal and net income of the Trust (see "The FT Series" in Part Two).

The Units being offered by this Prospectus are issued and outstanding Units which have been purchased by the Sponsor, First Trust Portfolios L.P. (formerly, Nike Securities L.P.), in the secondary market or from the Trustee after having been tendered for redemption. The profit or loss resulting from the sale of Units will accrue to the Sponsor. No proceeds from the sale of Units will be received by the Trust.

Public Offering Price

The Public Offering Price per Unit is equal to the aggregate value of the Securities in the Portfolio of the Trust, plus or minus cash, if any, in the Income and Capital Accounts of the Trust divided by the number of Units outstanding, plus a sales charge of 3.0% of the Public Offering Price (3.093% of the net amount invested) including Income and Principal cash. At June 17, 2002, the Public Offering Price per Unit was $12.267 (see "Public Offering" in Part
Two). The minimum purchase is $1,000 ($500 for Individual Retirement Accounts or other retirement plans).

               Please retain all parts of this Prospectus for future reference.
------------------------------------------------------------------------------
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
------------------------------------------------------------------------------

          FIRST TRUST PORTFOLIOS L.P. (FORMERLY, NIKE SECURITIES L.P.)
                                     Sponsor

                                     FT 527
                 INVESTMENT STYLE EQUITY PORTFOLIO, REIT SERIES
              SUMMARY OF ESSENTIAL INFORMATION AS OF JUNE 17, 2002
      Sponsor: First Trust Portfolios L.P. (formerly, Nike Securities L.P.)
                      Evaluator: First Trust Advisors L.P.
                          Trustee: JPMorgan Chase Bank



GENERAL INFORMATION


Number of Units                                                        651,922
Fractional Undivided Interest in the Trust per Unit                  1/651,922
Public Offering Price:
   Aggregate Value of Securities in the Portfolio                   $7,795,419
   Aggregate Value of Securities per Unit                              $11.958
   Income and Principal cash (overdraft) in the Portfolio             $(38,775)
   Income and Principal cash (overdraft) per Unit                       $(.059)
   Sales Charge 3.093% (3.0% of Public Offering Price
      including Income and Principal Cash)                               $.368
   Public Offering Price per Unit                                      $12.267
Redemption Price and Sponsor Repurchase Price per Unit
   ($.368 less than the Public Offering Price per Unit)                $11.899

Date Trust Established                                          April 24, 2001
Mandatory Termination Date                                      April 30, 2004
Evaluator's Annual Fee: $.0030 per Unit. Evaluations for purposes of sale, purchase or redemption of Units are made as of the close of trading (generally 4:00 p.m. Eastern time) on the New York Stock Exchange on each day on which it is open.
Supervisory fee payable to an affiliate of the Sponsor: Maximum of $.0035 per Unit annually.
Administrative expenses payable to the Sponsor: Maximum of $.0015 per Unit annually.
Trustee's Annual Fee:  $.0075 per Unit.
Deferred sales charge: Accrued at the daily rate of $.00005479 per unit, or approximately $.02 per unit annually.
Creation and development fee: 0.35% of daily average net assets, maximum of 1.05% of a Unit holder's initial investment.
Capital Distribution Record Date and Distribution Date: Distributions from the Capital Account will be made monthly payable on the last day of the month to Unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $.01 per Unit. Notwithstanding, distributions of funds in the Capital Account, if any, will be made in December of each year.
Income Distribution Record Date: Fifteenth day of each June and December. Income Distribution Date: The last day of each June and December.
A Unit holder who owns at least 1,000 Units may request an "In-Kind Distribution" upon redemption or upon termination of the Trust. See "Income and Capital Distributions" in Part Two.

                         REPORT OF INDEPENDENT AUDITORS


The Unit Holders of FT 527,
Investment Style Equity Portfolio,
REIT Series


We have audited the statement of assets and liabilities of FT 527, Investment Style Equity Portfolio, REIT Series (the "Trust"), including the schedule of investments, as of March 31, 2002, and the related statements of operations and of changes in net assets for the period from April 24, 2001 (Initial Date of Deposit) to March 31, 2002. These financial statements are the responsibility of the Trust's Sponsor. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2002, by correspondence with the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Trust's Sponsor, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of FT 527, Investment Style Equity Portfolio, REIT Series, at March 31, 2002, and the results of its operations and changes in its net assets for the period from April 24, 2001 (Initial Date of Deposit) to March 31, 2002, in conformity with accounting principles generally accepted in the United States of America.




Deloitte & Touche LLP
Chicago, Illinois
July 15, 2002

                                     FT 527
                 INVESTMENT STYLE EQUITY PORTFOLIO, REIT SERIES

                       STATEMENT OF ASSETS AND LIABILITIES

                                 March 31, 2002



ASSETS

Securities, at fair value (cost, $6,718,488)                       $7,365,654
Dividends receivable                                                   51,031
                                                                   ----------
TOTAL ASSETS                                                       $7,416,685
                                                                   ==========

LIABILITIES AND NET ASSETS

Accrued liabilities                                                 $   6,144
Cash overdraft                                                          4,957
Liability for deferred sales charge                                       376
Liability for organization costs                                        2,218
                                                                    ---------
TOTAL LIABILITIES                                                      13,695
                                                                    ---------


Net assets, applicable to 635,671 outstanding units
      of fractional undivided interest:
   Cost of Trust assets                                             6,718,488
   Net unrealized appreciation (depreciation)                         647,166
   Distributable funds (deficit)                                       45,512
   Less deferred sales charge                                          (5,258)
   Less organization costs                                             (2,918)
                                                                    ---------
                                                                    7,402,990
                                                                    ---------

TOTAL LIABILITIES AND NET ASSETS                                   $7,416,685
                                                                   =========

Net asset value per unit                                              $11.646
                                                                      =======


See notes to financial statements.

                                     FT 527
                 INVESTMENT STYLE EQUITY PORTFOLIO, REIT SERIES

                             SCHEDULE OF INVESTMENTS

                                 March 31, 2002


   Number                                                              Fair
  of Shares     Name of Issuer of Equity Securities (1)                Value

                APARTMENTS - 18%
                ----------
   5,566        Apartment Investment & Management Company              $269,227
   5,610        Avalonbay Communities, Inc.                             279,378
   7,322        Camden Property Trust                                   286,437
   9,295 (2)    Equity Residential Properties Trust                     267,138
  10,420        Summit Properties Inc.                                  255,290

                DIVERSIFIED - 4%
                -----------
  14,186        Glenborough Realty Trust Incorporated                   304,999

                HEALTHCARE - 4%
                ----------
  10,336        Healthcare Realty Trust, Inc.                           313,801

                INDUSTRIAL - 16%
                ----------
  12,892        Bedford Property investors, Inc.                        330,035
  10,673        EastGroup Properties, Inc.                              274,936
   8,076        First Industrial Realty Trust, Inc.                     276,603
  12,178        ProLogis Trust                                          284,356

                LODGING - 7%
                -------
   9,332        Hospitality Properties Trust                            320,368
  19,709        Host Marriott Corporation                               235,522

                NET LEASE - 5%
                ---------
  15,572        Capital Automotive REIT                                 358,156

                OFFICE - 4%
                ------
   9,043        Equity Office Properties Trust                          271,200

                OFFICE/INDUSTRIAL - 15%
                -----------------
  12,809        Brandywine Realty Trust                                 306,135
  10,714        Duke-Weeks Realty Corporation                           278,564
   8,704        Liberty Property Trust                                  280,704
  11,048        Reckson Associates Realty Corporation                   272,444

                REGIONAL MALLS - 13%
                --------------
   8,745        CBL & Associates Properties, Inc.                       309,136
   7,070        General Growth Properties, Inc.                         312,494
  11,547        The Mills Corporation                                   322,854

                SHOPPING CENTERS - 13%
                ----------------
  16,364        Developers Diversified Realty Corporation               343,644
   8,471 (3)    Kimco Realty Corporation                                277,002
  10,966        Pan Pacific Retail Properties, Inc.                     335,231
                                                                     ----------
                Total investments (total cost $6,718,488) - 99%      $7,365,654
                                                                     ==========

                                     FT 527
                 INVESTMENT STYLE EQUITY PORTFOLIO, REIT SERIES

                       SCHEDULE OF INVESTMENTS (continued)

                                 March 31, 2002






(1)    Percentages are calculated based on net assets.

(2)    The number of shares reflects the effect of a two for one stock split

(3)    The number of shares reflects the effect of a three for two stock split.



























See notes to financial statements.

                                     FT 527
                 INVESTMENT STYLE EQUITY PORTFOLIO, REIT SERIES

                             STATEMENT OF OPERATIONS





                                                                  Period from
                                                                April 24, 2001
                                                               (Initial Date of
                                                                  Deposit) to
                                                                March 31, 2002


Dividend income                                                     $221,805

Expenses:
   Trustee and other service fees                                     (4,058)
   Evaluator's fees                                                     (593)
   Supervisory fees                                                     (773)
   Administrative fees                                                  (287)
   Creation and development fees                                     (10,003)
   Other expenses                                                     (2,885)
                                                                     -------
   Total expenses                                                    (18,599)
                                                                     -------
      Investment income (loss) - net                                 203,206

Net gain (loss) on investments:
   Net realized gain (loss)                                                1
   Change in net unrealized appreciation
      (depreciation)                                                 647,166
                                                                     -------
                                                                     647,167
                                                                     -------

Net increase (decrease) in net assets
   resulting from operations                                        $850,373
                                                                    ========




See notes to financial statements.

                                     FT 527
                 INVESTMENT STYLE EQUITY PORTFOLIO, REIT SERIES

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                 Period from
                                                               April 24, 2001
                                                              (Initial Date of
                                                                 Deposit) to
                                                               March 31, 2002
Net increase (decrease) in net assets
      resulting from operations:
   Investment income (loss) - net                                  $203,206
   Net realized gain (loss) on investments                                1
   Change in net unrealized appreciation
      (depreciation) on investments                                 647,166
                                                                  ---------
   Net increase (decrease) in net assets
      resulting from operations                                     850,373
                                                                  ---------

Units issued                                                      6,625,312
   Deferred sales charge                                             (5,258)
   Organization costs                                                (2,768)
                                                                  ---------
   Total                                                          6,617,286
                                                                  ---------

Unit redemptions                                                          -

Distributions to unit holders:
   Investment income - net                                         (210,052)
   Principal from investment transactions                                 -
                                                                  ---------
   Total distributions                                             (210,052)
                                                                  ---------
Total increase (decrease) in net assets                           7,257,607

Net assets:
   Beginning of the period                                          145,383
                                                                 ----------
   End of the period                                             $7,402,990
                                                                 ==========
Distributable funds (deficit) at end of the period                  $45,512
                                                                    =======
Trust units:
   Beginning of the period                                           15,003
   Issued                                                           620,668
   Redemptions                                                            -
                                                                    -------
   End of the period                                                635,671
                                                                    =======
See notes to financial statements.

                                     FT 527
                 INVESTMENT STYLE EQUITY PORTFOLIO, REIT SERIES

                          NOTES TO FINANCIAL STATEMENTS





1.    Organization

FT 527, Investment Style Equity Portfolio, REIT Series (the "Trust") is a unit investment trust consisting of a portfolio containing common stocks of companies with the potential for above-average capital appreciation through Real Estate Investment Trusts ("REITs").


2.    Significant accounting policies

Basis of presentation - The financial statements are presented on the accrual basis of accounting.

Security valuation - The equity securities are stated at the closing sale prices of listed equity securities and the bid prices of over-the-counter traded equity securities as reported by First Trust Advisors L.P. (the "Evaluator"), an affiliate of First Trust Portfolios L.P. (formerly, Nike Securities L.P.) (the "Sponsor").

Dividend income - Dividends on each equity security are recognized on such equity security's ex-dividend date.

Security cost - Cost of the equity securities is based on the market value of such securities on the dates the securities were deposited in the Trust. The cost of securities sold is determined using the average cost method. Sales of securities are recorded on the trade date.

Federal income taxes - The Trust is not taxable for federal income tax purposes. Each unit holder is considered to be the owner of a pro rata portion of the Trust and, accordingly, no provision has been made for federal income taxes.

Expenses of the Trust - The Trust pays a fee for Trustee services to JPMorgan Chase Bank of $.0075 per annum per unit, an annual fee to the Evaluator of $.0030 per unit and an annual supervisory fee to an affiliate of the Sponsor of $.0035 per unit. Such fees are based on the largest aggregate number of units outstanding during the calendar year, except during the initial public offering period, in which case the monthly fee is based on the largest number of units outstanding during the period for which compensation is paid. The Trust also pays recurring financial reporting costs and an annual administrative fee to the Sponsor.

The Trust pays a creation and development fee of .35% of daily average net assets which compensates the Sponsor for creating and developing the Trust. Such fee accrues daily during the life of the Trust based on the average net asset value and is paid to the Sponsor monthly. In no event will the Sponsor collect more than 1.05% of the unit holder's initial investment.

Deferred sales charge - The deferred sales charge is paid to the Sponsor and accrues at the daily rate of $.00005479 per unit, or approximately $.02 per unit annually. Units redeemed are not subject to any remaining unaccrued deferred sales charge payments at the time of redemption.

Organization costs - The Public Offering Price paid by unit holders included an amount sufficient to pay for all or a portion of the costs incurred in establishing the Trust, including costs of preparing the registration statement, the Trust indenture and other closing documents, registering units with the Securities and Exchange Commission and states, the initial audit of the Trust's portfolio, legal fees and the initial fees and expenses of the Trustee. Such costs totaled $2,918, of which, $700 has been paid.

Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.


3.    Net unrealized appreciation (depreciation)

An analysis of net unrealized appreciation (depreciation) at March 31, 2002 follows:


           Unrealized appreciation                    $647,166
           Unrealized depreciation                           -
                                                      --------
                                                      $647,166
                                                      ========


4.    Other information

Cost to investors - The cost to initial investors of units of the Trust is based on the aggregate underlying value of the equity securities on the date of an investor's purchase, plus an initial sales charge of 3.0% of the Public Offering Price, which is equivalent to approximately 3.093% of the net amount invested.

Distributions to unit holders - Income distributions to unit holders, if any, are made on the last day of each June and December to unit holders of record on the fifteenth day of each June and December. Capital distributions to unit holders, if any, are made on the last day of each month to unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $.01 per unit. Notwithstanding, capital distributions, if any, will be made in December of each year.

Selected data per unit of the Trust outstanding throughout the period -

Dividend income, Expenses and Investment income (loss) - net per unit have been calculated based on the weighted-average number of units outstanding during the period. Distributions to unit holders, if any, per unit reflect the Trust's actual distributions during the period. The Net gain (loss) on investments per unit includes the effects of changes arising from the issuance and/or redemption of units during the period at net asset values which differed from the net asset value per unit at the beginning of the period.


                                                             Period from
                                                           April 24, 2001
                                                          (Initial Date of
                                                             Deposit) to
                                                           March 31, 2002


Dividend income                                                 $.764
Expenses                                                        (.064)
                                                               ------
      Investment income (loss) - net                             .700

Distributions to unit holders:
   Investment income - net                                      (.628)
   Principal from investment transactions                           -

Net gain (loss) on investments                                  1.884
                                                               ------
      Total increase (decrease) in net assets                   1.956

Net assets:
   Beginning of the period                                      9.690
                                                              -------

   End of the period                                          $11.646
                                                              =======

Total return                                                   26.67%
Ratio of total expenses to average net assets                    .60%
Ratio of net investment income (loss) to
   average net assets                                           6.56%

                                     FT 527
                 INVESTMENT STYLE EQUITY PORTFOLIO, REIT SERIES

                                    PART ONE
                 Must be Accompanied by Part Two and Part Three

                               -------------------
                               P R O S P E C T U S
                               -------------------


             SPONSOR:                 First Trust Portfolios L.P. (formerly,
                                      Nike Securities L.P.)
                                      1001 Warrenville Road
                                      Lisle, Illinois  60532
                                      (800) 621-1675

             TRUSTEE:                 JPMorgan Chase Bank
                                      4 Chase MetroTech Center, 3rd Floor
                                      Brooklyn, New York  11245

             LEGAL COUNSEL            Chapman and Cutler
             TO SPONSOR:              111 West Monroe Street
                                      Chicago, Illinois  60603

             LEGAL COUNSEL            Carter, Ledyard & Milburn
             TO TRUSTEE:              2 Wall Street
                                      New York, New York  10005

             INDEPENDENT              Deloitte & Touche LLP
             AUDITORS:                180 North Stetson Avenue
                                      Chicago, Illinois 60601


This Prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, securities in any jurisdiction to any person to whom it is not lawful to make such offer in such jurisdiction.

This Prospectus does not contain all the information set forth in the registration statement and exhibits relating thereto, which the Trust has filed with the Securities and Exchange Commission, Washington, D.C., under the Securities Act of 1933 and the Investment Company Act of 1940, and to which reference is hereby made.



                THE FIRST TRUST SPECIAL SITUATIONS TRUST
                                FT SERIES

PROSPECTUS                                   NOTE: THIS PART TWO PROSPECTUS MAY
Part Two                                             ONLY BE USED WITH PART ONE
Dated July 31, 2002                                              AND PART THREE

The FT Series (formerly known as The First Trust Special Situations Trust) is a unit investment trust. The FT Series has many separate series. The Part One which accompanies this Part Two describes one such series of the FT Series. Each series of the FT Series consists of one or more portfolios ("Trust(s)") which invest in one or more of the following: common stock ("Equity Securities"), preferred stock ("Preferred Stocks"), trust preferred securities ("Trust Preferred Securities"), real estate investment trusts ("REITs"), U.S. Treasury zero coupon bonds ("Treasury Obligations") and/or closed-end funds ("Closed-End Funds"). See Part One and Part Three for a more complete description of the portfolio for each Trust.

  All Parts of the Prospectus Should be Retained for Future Reference.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                             FIRST TRUST (R)

                             1-800-621-9533

Page 1


                            Table of Contents

The FT Series                                            3
Risk Factors                                             3
Public Offering                                          5
Distribution of Units                                    5
The Sponsor's Profits                                    6
The Secondary Market                                     6
How We Purchase Units                                    6
Expenses and Charges                                     6
Tax Status                                               7
Retirement Plans                                        11
Rights of Unit Holders                                  11
Income and Capital Distributions                        11
Redeeming Your Units                                    12
Removing Securities from a Trust                        13
Amending or Terminating the Indenture                   14
Information on the Sponsor, Trustee and Evaluator       14
Other Information                                       15

Page 2


                      The FT Series

The FT Series Defined.

We, First Trust Portfolios L.P. (formerly known as Nike Securities L.P.) (the "Sponsor"), have created hundreds of similar yet separate series of a unit investment trust which we have named the FT Series or its predecessor, The First Trust Special Situations Trust. See Part One for a description of the series and Trusts for which this Part Two
Prospectus relates.

Each Trust was created under the laws of the State of New York by a Trust Agreement (the "Indenture") dated the Initial Date of Deposit. This agreement, entered into among First Trust Portfolios L.P. (formerly known as Nike Securities L.P.), as Sponsor, JP Morgan Chase Bank as Trustee, Securities Evaluation Service, Inc., as Evaluator for certain Trusts, First Trust Advisors L.P., as Evaluator for certain Trusts, and First Trust Advisors L.P. as Portfolio Supervisor, governs the operation of the Trusts.

How We Created the Trusts.

On the Initial Date of Deposit for each Trust, we deposited a portfolio or portfolios of one or more of following: Equity Securities, Preferred Stocks, Trust Preferred Securities, Closed-End Funds, Treasury Obligations and/or REITs, (collectively, the "Securities") with the Trustee and in turn, the Trustee delivered documents to us representing our ownership of the Trusts in the form of units ("Units").

See "The Objective of the Trusts" in Part Three for each Trust for a specific description of such Trust's objective.

We cannot guarantee that a Trust will keep its present size and composition for any length of time. Since the prices of the Securities will fluctuate daily, the ratio of Securities in the Trusts, on a market value basis, will also change daily. Securities may periodically be sold under certain circumstances, and the proceeds from these sales will be used to meet Trust obligations or distributed to Unit holders, but will not be reinvested. However, Securities will not be sold to take advantage of market fluctuations or changes in anticipated rates of appreciation or depreciation, or if they no longer meet the criteria by which they were selected. You will not be able to dispose of or vote any of the Securities in the Trusts. As the holder of the Securities, the Trustee will vote all of the Securities and will do so based on our instructions.

Neither we nor the Trustee will be liable for a failure in any of the Securities.

                      Risk Factors

Price Volatility. The Trusts may invest in any of the securities set forth in "The FT Series." The value of a Trust's Units will fluctuate with changes in the value of these securities. The prices of securities fluctuate for several reasons including, the type of security, changes in investor's perceptions of the financial condition of an issuer or the general condition of the relevant market, or when political or economic events effecting the issuers occur. In addition, prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. However, because preferred stock dividends are fixed (though not guaranteed) and preferred stocks typically have superior rights to common stocks in dividend distributions and liquidation, they are generally less volatile than common stocks.

The value of the Treasury Obligations will be adversely affected by decreases in bond prices and increases in interest rates. Zero coupon bonds do not provide for the payment of any current interest. The buyer receives only the right to receive a final payment of the face amount of the bond at its maturity. Zero coupon bonds are subject to substantially greater price fluctuations during periods of changing market interest rates than are bonds of comparable quality that pay interest currently.

Because the Trusts are not managed, the Trustee will not sell securities in response to or in anticipation of market fluctuations, as is common in managed investments. As with any investment, we cannot guarantee that the performance of any Trust will be positive over any period of time, or that you won't lose money. Units of the Trusts are not deposits of any bank and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Certain of the Securities in certain of the Trusts may be issued by companies with market capitalizations of less than $2 billion. The share prices of these small-cap companies are often more volatile than those of larger companies as a result of several factors common to many such issuers, including limited trading volumes, products or financial resources, management inexperience and less publicly available information.

Distributions. There is no guarantee that the issuers of the Equity Securities will declare dividends in the future or that if declared they will either remain at current levels or increase over time. In addition, there is no assurance that the issuers of the Preferred Stocks included in a Trust will be able to pay dividends at their stated rate in the future.

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Because the Treasury Obligations pay no interest until their maturity,
Equity Securities may have to be sold to pay Trust expenses or meet redemption requests. As the Treasury Obligations ensure that certain Trusts will be able to provide $10 per Unit at such Trust's termination, they will not be sold to pay expenses of that Trust or to meet redemption requests unless their sale will not reduce the per Unit termination value below $10. The sale of a portion of the Equity Securities in these situations will reduce the capital appreciation potential of such Trust. In addition, although the Treasury Obligations pay no interest until they mature, they are deemed for federal income tax purposes to have been issued with original issue discount which accrues on a daily basis over their life. Each year you must include as part of your taxable income the amount of any accreted original issue discount on the Treasury Obligations. Therefore, you will be taxed on the Treasury Obligations even prior to receiving any cash distributions. See "Tax Status" for further information.

Termination Value. If your Trust has been designed to return to investors at least $10 per Unit only at termination and you redeem or sell your Units prior to termination of your Trust, the amount you will receive will be affected by the values at that time of the Treasury Obligations and of the Equity Securities, and you may receive less than $10 per Unit.

Trust Preferred Securities. Certain Trusts may contain trust preferred securities. Trust preferred securities are limited-life preferred securities typically issued by corporations, generally in the form of interest-bearing notes or preferred securities, or by an affiliated business trust of a corporation, generally in the form of beneficial interests in subordinated debentures or similarly structured securities. Dividend payments of the trust preferred securities generally coincide with interest payments on the underlying obligations. Trust preferred securities generally have a yield advantage over traditional preferred stocks, but unlike preferred stocks, distributions are treated as interest rather than dividends for federal income tax purposes and therefore, are not eligible for the dividends-received deduction. Trust preferred securities are subject to unique risks which include the fact that dividend payments will only be paid if interest payments on the underlying obligations are made, which interest payments are dependent on the financial condition of the issuer and may be deferred for up to 20 consecutive quarters, and that the underlying obligations, and thus the trust preferred securities, may be prepaid after a stated call date or as a result of certain tax or regulatory events.

Closed End Funds. Certain Trusts may contain common stocks issued by closed-end investment companies. The closed-end investment companies in turn invest in other securities. Shares of closed-end funds frequently trade at a discount from their net asset value in the secondary market. This risk is separate and distinct from the risk that the net asset value of the closed-end fund shares may decrease. The amount of such discount from net asset value is subject to change from time to time in response to various factors.

Real Estate Investment Trusts. Certain Trusts may contain securities issued by Real Estate Investment Trusts ("REITs"). REITs are financial vehicles that pool investors' capital to purchase or finance real estate. REITs may concentrate their investments in specific geographic areas or in specific property types, i.e., hotels, shopping malls, residential complexes and office buildings. The value of the REITs and the ability of the REITs to distribute income may be adversely affected by several factors, including rising interest rates, changes in the national, state and local economic climate and real estate conditions, perceptions of prospective tenants of the safety, convenience and attractiveness of the properties, the ability of the owner to provide adequate management, maintenance and insurance, the cost of complying with the Americans with Disabilities Act, increased competition from new properties, the impact of present or future environmental legislation and compliance with environmental laws, changes in real estate taxes and other operating expenses, adverse changes in governmental rules and fiscal policies, adverse changes in zoning laws, and other factors beyond the control of the issuers of the REITs.

Legislation/Litigation. From time to time, various legislative initiatives are proposed in the United States and abroad which may have a negative impact on certain of the companies represented in the Trusts. In addition, litigation regarding any of the issuers of the Securities, or of the industries represented by such issuers may negatively impact the share prices of these Securities. We cannot predict what impact any pending or proposed legislation or pending or threatened litigation will have on the share prices of the Securities.

Foreign Stocks. Certain of the Securities in certain of the Trusts may be issued by foreign companies, which makes the Trusts subject to more risks than if they invested solely in domestic common stocks. These Securities are either directly listed on a U.S. securities exchange or are in the form of American Depositary Receipts ("ADRs") which are listed on a U.S. securities exchange. Risks of foreign common stocks include higher brokerage costs; different accounting standards;

expropriation, nationalization or other adverse political or economic developments; currency devaluations, blockages or transfer restrictions; restrictions on foreign investments and exchange of securities;
inadequate financial information; and lack of liquidity of certain foreign markets.

                     Public Offering

The Public Offering Price.

You may buy Units at the Public Offering Price, the per Unit price of which is comprised of the following:

- The aggregate offering side evaluation of the Treasury Obligations;

- The aggregate underlying value of the Securities (except the Treasury Obligations);

- The amount of any cash in the Income and Capital Accounts;

- Dividends receivable on Securities; and

- The total sales charge.

The price you pay for your Units will differ from the amount stated under "Summary of Essential Information" in Part One due to various factors, including fluctuations in the prices of the Securities and changes in the value of the Income and/or Capital Accounts.

Although you are not required to pay for your Units until three business days following your order (the "date of settlement"), you may pay before then. You will become the owner of Units ("Record Owner") on the date of settlement if payment has been received. If you pay for your Units before the date of settlement, we may use your payment during this time and it may be considered a benefit to us, subject to the limitations of the Securities Exchange Act of 1934.

Sales Charges.

The sales charge you will pay will consist of a one-time initial sales charge as listed in Part One for each Trust. See Part Three "Public Offering" for additional information for each Trust.

The Value of the Securities.

The Evaluator will determine the aggregate underlying value of the Securities in a Trust as of the Evaluation Time on each business day and will adjust the Public Offering Price of the Units according to this valuation. This Public Offering Price will be effective for all orders received before the Evaluation Time on each such day. If we or the Trustee receive orders for purchases, sales or redemptions after that time, or on a day which is not a business day, they will be held until the next determination of price. The term "business day" as used in this prospectus will exclude Saturdays, Sundays and certain national holidays on which the NYSE is closed.

The aggregate underlying value of the Treasury Obligations will be determined on the basis of current offering prices.

The aggregate underlying value of the Securities (except the Treasury Obligations) in a Trust will be determined as follows: if the Securities are listed on a securities exchange or The Nasdaq Stock Market, their value is generally based on the closing sale prices on that exchange or system (unless it is determined that these prices are not appropriate as a basis for valuation). However, if there is no closing sale price on that exchange or system, they are valued based on the closing bid prices. If the Securities are not so listed, or, if so listed and the principal market for them is other than on that exchange or system, their value will generally be based on the current bid prices on the over-the-counter market (unless it is determined that these prices are not appropriate as a basis for valuation). If current bid prices are unavailable, the valuation is generally determined:

a) On the basis of current bid prices for comparable securities;

b) By appraising the value of the Securities on the bid side of the market; or

c) By any combination of the above.

                  Distribution of Units

We intend to qualify Units of the Trusts for sale in a number of states. All Units will be sold at the then current Public Offering Price.

Dealer Concessions.

Dealers will receive concessions on the sale of Units in the amounts set forth in Part Three of this prospectus. We reserve the right to change the amount of concessions or agency commissions from time to time. Certain commercial banks may be making Units of the Trusts available to their customers on an agency basis. A portion of the sales charge paid by these customers is kept by or given to the banks in the amounts shown above.

Award Programs.

From time to time we may sponsor programs which provide awards to a dealer's registered representatives who have sold a minimum number of Units during a specified time period. We may also pay fees to qualifying dealers for services or activities which are meant to result in sales of Units of the Trusts. In addition, we will pay to dealers who sponsor sales contests or recognition programs that conform to our criteria, or participate in our sales programs, amounts equal to no more than the total applicable sales charge on Units sold by such persons during such programs. We make these payments out of our own assets and not out of Trust assets. These programs will not change the price you pay for your Units.

Investment Comparisons.

From time to time we may compare the estimated returns of the Trusts (which may show performance net of the expenses and charges the Trusts would have incurred) and returns over specified periods of other similar trusts we sponsor in our advertising and sales materials, with (1) returns on other taxable investments such as the common stocks comprising various market indexes, corporate or U.S. Government bonds, bank CDs and money market accounts or funds, (2) performance data from Morningstar Publications, Inc. or (3) information from publications such as Money, The New York Times, U.S. News and World Report, BusinessWeek, Forbes or Fortune. The investment characteristics of each Trust differ from other comparative investments. You should not assume that these performance comparisons will be representative of a Trust's future performance.

                  The Sponsor's Profits

We will receive a gross sales commission equal to the maximum sales charge per Unit of a Trust less any reduced sales charge as stated in Part Three of this prospectus. In maintaining a market for the Units, any difference between the price at which we purchase Units and the price at which we sell or redeem them will be a profit or loss to us.

                  The Secondary Market

Although not obligated, we intend to maintain a market for the Units and continuously offer to purchase Units at prices based on the Redemption Price per Unit.

We will pay all expenses to maintain a secondary market, except the Evaluator fees, Trustee costs to transfer and record the ownership of Units and costs incurred in annually updating each Trust's registration statement. We may discontinue purchases of Units at any time. IF YOU WISH TO DISPOSE OF YOUR UNITS, YOU SHOULD ASK US FOR THE CURRENT MARKET PRICES BEFORE MAKING A TENDER FOR REDEMPTION TO THE TRUSTEE.

                  How We Purchase Units

The Trustee will notify us of any tender of Units for redemption. If our bid at that time is equal to or greater than the Redemption Price per Unit, we may purchase the Units. You will receive your proceeds from the sale no later than if they were redeemed by the Trustee. We may tender Units that we hold to the Trustee for redemption as any other Units. If we elect not to purchase Units, the Trustee may sell tendered Units in the over-the-counter market, if any. However, the amount you will receive is the same as you would have received on redemption of the Units.

                  Expenses and Charges

The estimated annual expenses of each Trust are set forth under "Summary of Essential Information" in Part One of this prospectus. If actual expenses of a Trust exceed the estimate, that Trust will bear the excess. The Trustee will pay operating expenses of a Trust from the Income Account of such Trust if funds are available, and then from the Capital Account. The Income and Capital Accounts are noninterest-bearing to Unit holders, so the Trustee may earn interest on these funds, thus benefiting from their use.

As Sponsor, we will be compensated for providing bookkeeping and other administrative services to the Trusts, and will receive brokerage fees when a Trust uses us (or an affiliate of ours) as agent in buying or selling Securities. Legal, typesetting, electronic filing and regulatory filing fees and expenses associated with updating those Trusts' registration statements yearly are also now chargeable to such Trusts. Historically, we paid these fees and expenses. First Trust Advisors L.P., an affiliate of ours, acts as both Portfolio Supervisor and Evaluator to certain Trusts and will receive the fees set forth under "Summary of Essential Information" in Part One of this prospectus for providing portfolio supervisory and evaluation services to the Trusts. For certain Trusts, Securities Evaluation Service, Inc. acts as Evaluator, and will receive a fee as set forth under "Summary of Essential Information" in Part One of this prospectus. In providing portfolio supervisory services, the Portfolio Supervisor may purchase research services from a number of sources, which may include underwriters or dealers of the Trusts.

The fees payable to us, First Trust Advisors L.P., Securities Evaluation Service, Inc. and the Trustee are based on the largest aggregate number of Units of a Trust outstanding at any time during the calendar year. These fees may be adjusted for inflation without Unit holders' approval, but in no case will the annual fees paid to us or our affiliates for providing a given service to all unit investment trusts for which we provide such services be more than the actual cost of providing such services in such year.

For certain Trusts, as set forth in the "Summary of Essential Information" appearing in Part One for such Trusts, expenses incurred in establishing such Trusts, including costs of preparing the registration statement, the trust indenture and other closing documents, registering Units with the Securities and Exchange Commission and states, the initial audit of the Trust portfolio and the initial fees and expenses of the Trustee and any other out-of-pocket expenses, have been paid by the Trust and are being charged off over a period not to exceed five years from such Trust's Initial Date of Deposit, or over a period not to exceed the life of the Trust, if shorter than five years.

In addition to a Trust's operating expenses and those fees described above, each Trust may also incur the following charges:

- License fees payable by a Trust for the use of certain trademarks and trade names associated with such Trust, if any;

- All legal and annual auditing expenses of the Trustee according to its responsibilities under the Indenture;

- The expenses and costs incurred by the Trustee to protect a Trust and your rights and interests;

- Fees for any extraordinary services the Trustee performed under the Indenture;

- Payment for any loss, liability or expense the Trustee incurred without negligence, bad faith or willful misconduct on its part, in connection with its acceptance or administration of a Trust;

- Payment for any loss, liability or expenses we incurred without negligence, bad faith or willful misconduct in acting as Depositor of a Trust; and/or

- All taxes and other government charges imposed upon the Securities or any part of a Trust.

The above expenses and the Trustee's annual fee are secured by a lien on the Trusts. Since the dividend income is unpredictable, we cannot guarantee that dividends will be sufficient to meet any or all expenses of the Trusts. If there is not enough cash in the Income or Capital Account, the Trustee has the power to sell Securities in a Trust to make cash available to pay these charges which may result in capital gains or losses to you. See "Tax Status." However, for certain Trusts, Treasury Obligations will not be sold to pay expenses unless their sale will not reduce the per Unit termination value below $10.

Each Trust will be audited annually. We will bear the cost of these annual audits to the extent the costs exceed $0.0050 per Unit.
Otherwise, each Trust will pay for the audit. You can request a copy of the audited financial statements from the Trustee.

                       Tax Status

Federal Tax Status.

This section summarizes some of the main U.S. federal income tax consequences of owning Units of a Trust. This section is current as of the date of this prospectus. Tax laws and interpretations change frequently, and these summaries do not describe all of the tax consequences to all taxpayers. For example, these summaries generally do not describe your situation if you are a non-U.S. person, a broker/dealer, or other investor with special circumstances. In addition, this section does not describe state or foreign taxes. As with any investment, you should consult your own tax professional about your particular consequences. In addition, the Internal Revenue Service issued new withholding and reporting regulations effective January 1, 2001. Foreign investors should consult their own tax advisors regarding the tax consequences of these regulations.

Assets of the Trusts.

Each Trust will hold one or more of the following: (i) stock in domestic and foreign corporations (the "Stocks"), (ii) interests in real estate investment trusts (the "REIT Shares"), (iii) Trust Preferred Securities and Treasury Obligations (collectively, the "Debt Obligations") and (iv) shares in funds qualifying as regulated investment companies (the "RIC Shares"). All of the foregoing assets constitute the "Trust Assets." For purposes of this federal tax discussion, it is assumed that the Stocks constitute equity, the Debt Obligations constitute debt and that the RIC Shares and the REIT Shares constitute qualifying shares in regulated investment companies and real estate investment trusts, respectively, for federal income tax purposes.

GRANTOR TRUSTS

The following discussion applies to each Trust except a REIT Series.

Trust Status.

Except if indicated otherwise in Part Three of this prospectus, each Trust will not be taxed as a corporation for federal income tax purposes. As a Unit owner, you will be treated as the owner of a pro rata portion of each of the Trust Assets, and as such you will be considered to have received a pro rata share of income (i.e., interest, dividends, accruals of original issue discount and market discount, and capital gains, if any) from each Trust Asset when such income is considered to be received by the Trust. This is true even if you elect to have your distributions automatically reinvested into additional Units.

Your Tax Basis and Income or Loss upon Disposition.

If your Trust disposes of Trust Assets, you will generally recognize gain or loss. If you dispose of your Units or redeem your Units for cash, you will also generally recognize gain or loss. To determine the amount of this gain or loss, you must subtract your tax basis in the related Trust Assets from your share of the total proceeds received in the transaction. You can generally determine your initial tax basis in each Trust Asset by apportioning the cost of your Units, generally including sales charges, among each Trust Asset ratably according to its value on the date you acquire your Units. In certain circumstances, however, you may have to adjust your tax basis after you acquire your Units (for example, in the case of certain dividends that exceed a corporation's accumulated earnings and profits or in the case of original issue discount, market discount, premium and accrued interest with regard to the Debt Obligations, as discussed below).

If you are an individual, the maximum marginal federal tax rate for net capital gain is generally 20% (10% for certain taxpayers in the lowest tax bracket). For tax years beginning after December 31, 2000, the 20% rate is reduced to 18% and the 10% rate is reduced to 8% for long-term gains from most property with a holding period of more than five years. However, the reduction of the 20% rate to 18% applies only if the holding period for the property begins after December 31, 2000. Therefore, you will not be eligible for the 18% capital gain rate on assets for which your holding period began before January 1, 2001. However, if you are an individual, you may elect to treat certain assets you hold on January 1, 2001 as having been sold for their fair market value on the next business day after January 1, 2001 for purposes of this holding period requirement. If you make this election for an asset, the asset would be eligible for the 18% rate if it is held by you for more than five years after this deemed sale. If you make this election, you must recognize any gain from this deemed sale, but any loss is not recognized.

Net capital gain equals net long-term capital gain minus net short-term capital loss for the taxable year. Capital gain or loss is long-term if the holding period for the asset is more than one year and is short-term if the holding period for the asset is one year or less. You must exclude the date you purchase your Units or the date your Trust purchases a Trust Asset to determine the holding period. The tax rates for capital gains realized from assets held for one year or less are generally the same as for ordinary income. The Code may, however, treat certain capital gains as ordinary income in special situations (for example, in the case of gain on the Debt Obligations attributable to market discount). In addition, capital gain received from assets held for more than one year that is considered "unrecaptured section 1250 gain" (which may be the case, for example, with some capital gains attributable to the REIT Shares) is taxed at a maximum stated tax rate of 25%. The application of the rules described above in the case of pass-through entities such as the REITs and RICs will be prescribed in future Treasury Regulations. The Internal Revenue Service has released preliminary guidance which provides that, in general, pass-through entities such as REITs and RICs may designate their capital gains dividends as either a 20% rate gain distribution or an unrecaptured section 1250 gain distribution, depending on the nature of the gain received by the pass-through entity.

Dividends from RIC Shares and REIT Shares.

Some dividends on the REIT Shares or the RIC Shares may qualify as "capital gain dividends," taxable to you as long-term capital gains. If you hold a Unit for six months or less or if your Trust holds a RIC Share or REIT Share for six months or less, any loss incurred by you related to the disposition of such RIC Share or REIT Share will be treated as a long-term capital loss to the extent of any long-term capital gain distributions received (or deemed to have been received) with respect to such RIC Share or REIT Share. Distributions of income or capital gains declared on the REIT Shares or the RIC Shares in October, November or December will be deemed to have been paid to you on December 31 of the year they are declared, even when paid by the REIT or the RIC during the following January.

Discount, Accrued Interest and Premium on Debt Obligations.

Some Debt Obligations may have been sold with original issue discount. This generally means that the Debt Obligations were originally issued at a price below their face (or par) value. Original issue discount accrues on a daily basis and generally is treated as interest income for federal income tax purposes. The basis of your Unit and of each Debt Obligation which was issued with original issue discount must be increased as original issue discount accrues.

Some Debt Obligations may have been purchased by you or your Trust at a market discount. Market discount is generally the excess of the stated redemption price at maturity for the Debt Obligation over the purchase price of the Debt Obligation (not including unaccrued original issue discount). Market discount can arise based on the price your Trust pays for a Debt Obligation or on the price you pay for your Units. Market discount is taxed as ordinary income. You will recognize this income when your Trust receives principal payments on the Debt Obligation, when the Debt Obligation is sold or redeemed, or when you sell or redeem your Units. Alternatively, you may elect to include market discount in taxable income as it accrues. Whether or not you make this election will affect how you calculate your basis and the timing of certain interest expense deductions.

Alternatively, some Debt Obligations may have been purchased by you or your Trust at a premium. Generally, if the tax basis of your pro rata portion of any Debt Obligation exceeds the amount payable at maturity, such excess is considered premium. You may elect to amortize premium. If you make this election, you may reduce your interest income received on the Debt Obligation by the amount of the premium that is amortized and your tax basis will be reduced.

If the price of your Units included accrued interest on a Debt
Obligation, you must include the accrued interest in your tax basis in that Debt Obligation. When your Trust receives this accrued interest, you must treat it as a return of capital and reduce your tax basis in the Debt Obligation.

This discussion provides only the general rules with respect to the tax treatment of original issue discount, market discount and premium. The rules, however, are complex and special rules apply in certain circumstances. For example, the accrual of market discount or premium may differ from the discussion set forth above in the case of Debt Obligations that were issued with original issue discount.

Dividends Received Deduction.

A corporation that owns Units will generally not be entitled to the dividends received deduction with respect to many dividends received by your Trust, because the dividends received deduction is not available for dividends from most foreign corporations or from REITs. Distributions on a RIC Share are eligible for the dividends received deduction only to the extent that the dividends received by the Unit owner are attributable to dividends received by the RIC itself from certain domestic corporations and are designated by the RIC as being eligible for the dividends received deduction. Finally, because the Debt Obligations are treated as debt (not equity) for federal income tax purposes, distributions from the Debt Obligations are not eligible for the dividends received deduction.

In-Kind Distributions.

Under certain circumstances, you may request an In-Kind Distribution of Trust Assets when you redeem your Units or at your Trust's termination. By electing to receive an In-Kind Distribution, you will receive an undivided interest in Trust Assets plus, possibly, cash. You will not recognize gain or loss if you only receive Trust Assets in exchange for your pro rata portion of the Trust Assets held by your Trust. However, if you also receive cash in exchange for a fractional portion of a Trust Asset, you will generally recognize gain or loss based on the difference between the amount of cash you receive and your tax basis in such fractional portion of the Trust Asset.

Limitations on the Deductibility of Trust Expenses.

Generally, for federal income tax purposes, you must take into account your full pro rata share of your Trust's income, even if some of that income is used to pay Trust expenses. You may deduct your pro rata share of each expense paid by your Trust to the same extent as if you directly paid the expense. You may be required to treat some or all of the expenses of your Trust as miscellaneous itemized deductions. However, individuals may only deduct certain miscellaneous itemized deductions to the extent they exceed 2% of adjusted gross income.

Foreign, State and Local Taxes.

Interest and dividend payments on your Trust Assets of foreign companies that are paid to your Trust may be subject to foreign withholding taxes. Any income withheld will still be treated as income to you. Under the grantor trust rules, you are considered to have paid directly your share of foreign taxes. Therefore, for U.S. tax purposes, you may be entitled to a foreign tax credit or deduction for those foreign taxes.

If you are a foreign investor (i.e., an investor other than a U.S. citizen or resident or a U.S. corporation, partnership, estate or trust), you will generally not be subject to U.S. federal income taxes, including withholding taxes, on some of the income from your Trust or on any gain from the sale or redemption of your Units, provided that certain conditions are met. You should consult your tax advisor with respect to the conditions you must meet in order to be exempt for U.S. tax purposes.

Under the existing income tax laws of the State and City of New York, your Trust will not be taxed as a corporation, and the income of your Trust will be treated as the income of the Unit holders in the same manner as for federal income tax purposes. You should consult your tax advisor regarding potential foreign, state or local taxation with respect to your Units.

REGULATED INVESTMENT COMPANY.

The following discussion applies only to a REIT Series.

Trust Status.

Each Trust qualifies as a "regulated investment company" under the Internal Revenue Code of 1986, as amended. If a Trust does in fact qualify as a regulated investment company and distributes its income as required by tax law, such Trust generally will not be subject to federal income taxes or excise taxes on income earned from the Securities. You, however, will be subject to federal income taxes on dividends you receive from such Trust.

Ordinary Income Distributions.

Distributions of a Trust's income, unless designated as capital gain dividends, will generally be taxable to you as ordinary income. To the extent distributions in any year exceed a Trust's current and accumulated earnings and profits, they will be treated as a return of capital and will reduce your basis and be treated as a gain from the sale of Units to the extent they exceed your basis. Distributions from a Trust are not eligible for the 70% dividends received deduction for corporations. Under certain circumstances, distributions made to you in January must be treated for federal income tax purposes as having been received by you on December 31 of the previous year.

Capital Gains Dividends, Your Tax Basis and Income or Loss upon
Disposition.

Distributions of net capital gain from a Trust which are designated by such Trust as capital gain dividends will generally be taxable to you as long-term capital gain, regardless of how long you have owned your Units. However, if you receive a capital gain dividend and sell your Units prior to holding them for six months, the loss will be recharacterized as long-term capital loss to the extent of the long-term capital gain received as a dividend.

In addition, a Trust may designate some capital gain dividends as "unrecaptured Section 1250 gain distributions," in which case the dividend would be subject to a maximum tax rate of 25% (rather than 20%). You will generally recognize capital gain or loss when you dispose of your Units (by sale, redemption or otherwise). To determine the amount of this gain or loss, you must subtract your tax basis in your Units from what you receive in the transaction. Your tax basis in your Units is generally equal to the cost of your Units. In some cases, however, you may have to adjust your tax basis after you purchase your Units.

If you are an individual, the maximum marginal federal tax rate for net capital gain (except for unrecaptured Section 1250 gains, as discussed above) is generally 20% (10% for certain taxpayers in the lowest tax bracket). For tax years beginning after December 31, 2000, the 20% rate is reduced to 18% and the 10% rate is reduced to 8% for long-term gains from most property held for more than five years. Net capital gain equals net long-term capital gain minus net short-term capital loss for the taxable year. Capital gain or loss is long-term if the holding period for the asset is more than one year and is short-term if the holding period for the asset is one year or less. You must exclude the date you purchase your Units to determine the holding period of your Units. The tax rates for capital gains realized from assets held for one year or less are generally the same as for ordinary income.

In-Kind Distributions

Under certain circumstances, you may request a distribution of Securities (an "In-Kind Distribution") when you redeem your Units or at each Trust's termination. If you request an In-Kind Distribution you will be responsible for any expenses related to this distribution. This transaction, however, is subject to taxation and you will recognize gain or loss, generally based on the value at that time, of the Securities received.

Limitations on the Deductibility of Trust Expenses.

Certain miscellaneous itemized deductions, such as investment expenses, tax return preparation fees and employee business expenses, will be deductible by individuals only to the extent they exceed 2% of adjusted gross income. Miscellaneous itemized deductions subject to this limitation do not include expenses incurred by a Trust so long as the Units are held by or for 500 or more persons at all times during the taxable year or another exception is met. In the event the Units are held by fewer than 500 persons, additional taxable income may be realized by the individual (and other noncorporate) Unit holders in excess of the distributions received from a Trust.

Foreign Investors.

If you are a foreign investor, subject to applicable tax treaties, distributions from a Trust which constitute dividends for U.S. federal income tax purposes (other than dividends designated by such Trust as capital gain dividends) will be subject to U.S. income taxes, including withholding taxes. Distributions designated as capital gain dividends should not be subject to U.S. federal income taxes, including withholding taxes, provided certain conditions are met. You should consult your tax advisor with respect to the conditions you must meet in order to be exempt for U.S. tax purposes.

                    Retirement Plans

You may purchase Units of the Trusts for:

- Individual Retirement Accounts;

- Keogh Plans;

- Pension funds; and

- Other tax-deferred retirement plans.

Generally, the federal income tax on capital gains and income received in each of the above plans is deferred until you receive distributions. These distributions are generally treated as ordinary income but may, in some cases, be eligible for special averaging or tax-deferred rollover treatment. Before participating in a plan like this, you should review the tax laws regarding these plans and consult your attorney or tax advisor. Brokerage firms and other financial institutions offer these plans with varying fees and charges.

                 Rights of Unit Holders

Unit Ownership.

The Trustee will treat as Record Owner of Units persons registered as such on its books. It is your responsibility to notify the Trustee when you become Record Owner, but normally your broker/dealer provides this notice. You may elect to hold your Units in either certificated or uncertificated form.

Certificated Units. When you purchase your Units you can request that they be evidenced by certificates, which will be delivered shortly after your order. Certificates will be issued in fully registered form, transferable only on the books of the Trustee in denominations of one Unit or any multiple thereof. You can transfer or redeem your certificated Units by endorsing and surrendering the certificate to the Trustee, along with a written instrument of transfer. You must sign your name exactly as it appears on the face of the certificate with your signature guaranteed by an eligible institution. In certain cases the Trustee may require additional documentation before they will transfer or redeem your Units.

You may be required to pay a nominal fee to the Trustee for each certificate reissued or transferred, and to pay any government charge that may be imposed for each transfer or exchange. If a certificate gets lost, stolen or destroyed, you may be required to furnish indemnity to the Trustee to receive replacement certificates. You must surrender mutilated certificates to the Trustee for replacement.

Uncertificated Units. You may also choose to hold your Units in uncertificated form. If you choose this option, the Trustee will establish an account for you and credit your account with the number of Units you purchase. Within two business days of the issuance or transfer of Units held in uncertificated form, the Trustee will send you:

- A written initial transaction statement containing a description of the Trust;

- A list of the number of Units issued or transferred;

- Your name, address and Taxpayer Identification Number ("TIN");

- A notation of any liens or restrictions of the issuer and any adverse claims; and

- The date the transfer was registered.

Uncertificated Units may be transferred the same way as certificated Units, except that no certificate needs to be presented to the Trustee. Also, no certificate will be issued when the transfer takes place unless you request it. You may at any time request that the Trustee issue certificates for your Units.

Unit Holder Reports.

In connection with each distribution, the Trustee will provide you with a statement detailing the per Unit amount of income (if any) distributed. After the end of each calendar year, the Trustee will provide you with the following information:

- A summary of transactions in your Trust for the year;

- A list of any Securities sold during the year and the Securities held at the end of that year by your Trust;

- The Redemption Price per Unit, computed on the 31st day of December of such year (or the last business day before); and

- Amounts of income and capital distributed during the year.

You may request from the Trustee copies of the evaluations of the Securities as prepared by the Evaluator to enable you to comply with federal and state tax reporting requirements.

            Income and Capital Distributions

You will begin receiving distributions on your Units only after you become a Record Owner. The Trustee will credit dividends received on a Trust's Securities to the Income Account of such Trust. All other receipts, such as return of capital, are credited to the Capital Account of such Trust.

The Trustee will distribute any net income in the Income Account on or near the Income Distribution Dates to Unit holders of record on the preceding Income Distribution Record Date. See "Summary of Essential Information" in Part One of this prospectus. No income distribution will be paid if accrued expenses of a Trust exceed amounts in the Income Account on the Income Distribution Dates. Distribution amounts will vary with changes in a Trust's fees and expenses, in dividends received and with the sale of Securities. The Trustee will distribute amounts in the Capital Account, net of amounts designated to meet redemptions or pay expenses on the last day of each month to Unit holders of record on the fifteenth day of each month provided the amount equals at least $1.00 per 100 Units ($1.00 per 1,000 Units if the Initial Public Offering
Price was approximately $1.00 per Unit). If the Trustee does not have your TIN, it is required to withhold a certain percentage of your distribution and deliver such amount to the Internal Revenue Service ("IRS"). You may recover this amount by giving your TIN to the Trustee, or when you file a tax return. However, you should check your statements to make sure the Trustee has your TIN to avoid this "back-up withholding."

Within a reasonable time after a Trust is terminated, you will receive the pro rata share of the money from the sale of the Securities.
However, if you are eligible, you may elect to receive an In-Kind
Distribution as described under "Amending or Terminating the Indenture." You will receive a pro rata share of any other assets remaining in your Trust after deducting any unpaid expenses.

The Trustee may establish reserves (the "Reserve Account") within a Trust to cover anticipated state and local taxes or any governmental charges to be paid out of such Trust.

Distribution Reinvestment Option. If applicable, you may elect to have each distribution of income and/or capital reinvested into additional Units of your Trust by notifying the Trustee at least 10 days before any Record Date. Each later distribution of income and/or capital on your Units will be reinvested by the Trustee into additional Units of your Trust. There is no sales charge on Units acquired through the Distribution Reinvestment Option. This option may not be available in all states.PLEASE NOTE THAT EVEN IF YOU REINVEST DISTRIBUTIONS, THEY ARE STILL CONSIDERED DISTRIBUTIONS FOR INCOME TAX PURPOSES.See Part Three of this prospectus to determine whether the distribution reinvestment option is available for a particular Trust.

                  Redeeming Your Units

You may redeem all or a portion of your Units at any time by sending the certificates representing the Units you want to redeem to the Trustee at its unit investment trust office. If your Units are uncertificated, you need only deliver a request for redemption to the Trustee. In either case, the certificates or the redemption request must be properly endorsed with proper instruments of transfer and signature guarantees as explained in "Rights of Unit Holders-Unit Ownership" (or by providing satisfactory indemnity if the certificates were lost, stolen, or destroyed). No redemption fee will be charged, but you are responsible for any governmental charges that apply. Certain broker/dealers may charge a transaction fee for processing redemption requests. Units redeemed directly through the Trustee are not subject to such transaction fees. Three business days after the day you tender your Units (the "Date of Tender") you will receive cash in an amount for each Unit equal to the Redemption Price per Unit calculated at the Evaluation Time on the Date of Tender.

The Date of Tender is considered to be the date on which the Trustee receives your certificates or redemption request (if such day is a day the NYSE is open for trading). However, if your certificates or redemption request are received after 4:00 p.m. Eastern time (or after any earlier closing time on a day on which the NYSE is scheduled in advance to close at such earlier time), the Date of Tender is the next day the NYSE is open for trading.

Any amounts paid on redemption representing income will be withdrawn from the Income Account if funds are available for that purpose, or from the Capital Account. All other amounts paid on redemption will be taken from the Capital Account. The IRS will require the Trustee to withhold a portion of your redemption proceeds if it does not have your TIN, as generally discussed under "Income and Capital Distributions."

For certain Trusts, if you tender at least the minimum number of Units specified in "Summary of Essential Information" in Part One of this prospectus, rather than receiving cash, you may elect to receive an In-Kind Distribution in an amount equal to the Redemption Price per Unit by making this request in writing to the Trustee at the time of tender. However, to be eligible to participate in the In-Kind Distribution at redemption, Fee Accounts Unit holders must have held their Units for at least one month. No In-Kind Distribution requests submitted during the nine business days prior to a Trust's Mandatory Termination Date will be honored. Where possible, the Trustee will make an In-Kind Distribution by distributing each of the Securities in book-entry form to your bank or broker/dealer account at the Depository Trust Company. The Trustee will subtract any customary transfer and registration charges from your In-Kind Distribution. As a tendering Unit holder, you will receive your pro rata number of whole shares of the Securities that make up the portfolio, and cash from the Capital Account equal to the fractional shares to which you are entitled.

The Trustee may sell Securities to make funds available for redemption. If Securities are sold, the size and diversification of a Trust will be reduced. These sales may result in lower prices than if the Securities were sold at a different time.

Your right to redeem Units (and therefore, your right to receive payment) may be delayed:

- If the NYSE is closed (other than customary weekend and holiday closings);

- If the SEC determines that trading on the NYSE is restricted or that an emergency exists making sale or evaluation of the Securities not reasonably practical; or

- For any other period permitted by SEC order.

The Trustee is not liable to any person for any loss or damage which may result from such a suspension or postponement.

The Redemption Price.

The Redemption Price per Unit is determined by the Trustee by:

adding

1. cash in the Income and Capital Accounts of a Trust not designated to purchase Securities;

2. the aggregate value of the Securities held in a Trust; and

3. dividends receivable on the Securities trading ex-dividend as of the date of computation; and

deducting

1. any applicable taxes or governmental charges that need to be paid out of a Trust;

2. any amounts owed to the Trustee for its advances;

3. estimated accrued expenses of a Trust, if any;

4. cash held for distribution to Unit holders of record of a Trust as of the business day before the evaluation being made;

5. liquidation costs for foreign Securities, if any; and

6. other liabilities incurred by a Trust; and

dividing

1. the result by the number of outstanding Units of a Trust.

            Removing Securities from a Trust

The portfolios of the Trusts are not managed. However, we may, but are not required to, direct the Trustee to dispose of a Security in certain limited circumstances, including situations in which:

- The issuer of the Security defaults in the payment of a declared dividend;

- Any action or proceeding prevents the payment of dividends;

- There is any legal question or impediment affecting the Security;

- The issuer of the Security has breached a covenant which would affect the payment of dividends, the issuer's credit standing, or otherwise damage the sound investment character of the Security;

- The issuer has defaulted on the payment of any other of its outstanding obligations;

- There has been a public tender offer made for a Security or a merger or acquisition is announced affecting a Security, and that in our opinion the sale or tender of the Security is in the best interest of Unit holders; or

- The price of the Security has declined to such an extent, or such other credit factors exist, that in our opinion keeping the Security would be harmful to a Trust.

A Trust may not acquire any securities or other property other than the Securities. The Trustee, on behalf of the Trusts, will reject any offer for new or exchanged securities or property in exchange for a Security, such as those acquired in a merger or other transaction. If such exchanged securities or property are nevertheless acquired by a Trust, at our instruction, they will either be sold or held in such Trust. In making the determination as to whether to sell or hold the exchanged securities or property we may get advice from each Portfolio Supervisor. Any proceeds received from the sale of Securities, exchanged securities or property will be credited to the Capital Account for distribution to Unit holders or to meet redemption requests. The Trustee may retain and pay us or an affiliate of ours to act as agent for a Trust to facilitate selling Securities, exchanged securities or property from the Trusts. If we or our affiliate act in this capacity, we will be held subject to the restrictions under the Investment Company Act of 1940, as amended.

The Trustee may sell Securities designated by us or, absent our direction, at its own discretion, in order to meet redemption requests or pay expenses. In designating Securities to be sold, we will try to maintain the proportionate relationship among the Securities. If this is not possible, the composition and diversification of a Trust may be changed. To get the best price for a Trust we may specify minimum amounts (generally 100 shares) in which blocks of Securities are to be sold. We may consider sales of units of unit investment trusts which we sponsor when we make recommendations to the Trustee as to which broker/dealers they select to execute a Trust's portfolio transactions, or when acting as agent for a Trust in acquiring or selling Securities on behalf of the Trusts.

          Amending or Terminating the Indenture

Amendments. The Indenture may be amended by us and the Trustee without your consent:

- To cure ambiguities;

- To correct or supplement any defective or inconsistent provision;

- To make any amendment required by any governmental agency; or

- To make other changes determined not to be materially adverse to your best interests (as determined by us and the Trustee).

Termination. As provided by the Indenture, the Trusts will terminate on the Mandatory Termination Date as stated in the "Summary of Essential Information" in Part One for each Trust. The Trusts may be terminated earlier:

- Upon the consent of 100% of the Unit holders of a Trust;

- If the value of the Securities owned by a Trust as shown by any evaluation is less than the lower of $2,000,000 or 20% of the total value of Securities deposited in such Trust during the initial offering period ("Discretionary Liquidation Amount"); or

- In the event that Units of a Trust not yet sold aggregating more than 60% of the Units of such Trust are tendered for redemption by underwriters, including the Sponsor.

Prior to termination, the Trustee will send written notice to all Unit holders which will specify how you should tender your certificates, if any, to the Trustee. For various reasons, a Trust may be reduced below the Discretionary Liquidation Amount and could therefore be terminated before the Mandatory Termination Date.

Unless terminated earlier, the Trustee will begin to sell Securities in connection with the termination of a Trust during the period beginning nine business days prior to, and no later than, the Mandatory Termination Date. We will determine the manner and timing of the sale of Securities. Because the Trustee must sell the Securities within a relatively short period of time, the sale of Securities as part of the termination process may result in a lower sales price than might otherwise be realized if such sale were not required at this time.

If you qualify for an In-Kind Distribution, the Trustee will send you a form at least 30 days prior to the Mandatory Termination Date which will enable you to receive an In-Kind Distribution (reduced by customary transfer and registration charges and subject to any additional restrictions imposed on Fee Accounts Units by "wrap fee" plans) rather than the typical cash distribution. See "Tax Status" for additional information. You must notify the Trustee at least ten business days prior to the Mandatory Termination Date if you elect this In-Kind Distribution option. If you do not elect to participate in the In-Kind Distribution option, you will receive a cash distribution from the sale of the remaining Securities, along with your interest in the Income and Capital Accounts, within a reasonable time after such Trust is terminated. Regardless of the distribution involved, the Trustee will deduct from the Trusts any accrued costs, expenses, advances or indemnities provided for by the Indenture, including estimated compensation of the Trustee and costs of liquidation and any amounts required as a reserve to pay any taxes or other governmental charges.

    Information on the Sponsor, Trustee and Evaluator

The Sponsor.

We, First Trust Portfolios L.P. (formerly known as Nike Securities L.P.), specialize in the underwriting, trading and wholesale distribution of unit investment trusts under the "First Trust" brand name and other securities. An Illinois limited partnership formed in 1991, we act as Sponsor for successive series of:

- The First Trust Combined Series

- FT Series (formerly known as The First Trust Special Situations Trust)

- The First Trust Insured Corporate Trust

- The First Trust of Insured Municipal Bonds

- The First Trust GNMA

First Trust introduced the first insured unit investment trust in 1974. To date we have deposited more than $40 billion in First Trust unit investment trusts. Our employees include a team of professionals with many years of experience in the unit investment trust industry.

We are a member of the National Association of Securities Dealers, Inc. and Securities Investor Protection Corporation. Our principal offices are at 1001 Warrenville Road, Lisle, Illinois 60532; telephone number
(630) 241-4141. As of December 31, 2001, the total partners' capital of First Trust Portfolios L.P. was $17,560,001 (audited).

This information refers only to us and not to the Trusts or to any series of the Trusts or to any other dealer. We are including this information only to inform you of our financial responsibility and our ability to carry out our contractual obligations. We will provide more detailed financial information on request.

Code of Ethics. The Sponsor and the Trusts have adopted a code of ethics requiring the Sponsor's employees who have access to information on Trust transactions to report personal securities transactions. The purpose of the code is to avoid potential conflicts of interest and to prevent fraud, deception or misconduct with respect to the Trusts.

The Trustee.

The Trustee is JP Morgan Chase Bank, with its principal executive office located at 270 Park Avenue, New York, New York 10017 and its unit investment trust office at 4 Chase MetroTech Center, 3rd Floor, Brooklyn, New York 11245. If you have questions regarding the Trusts, you may call the Customer Service Help Line at 1-800-682-7520. The Trustee is supervised by the Superintendent of Banks of the State of New York, the Federal Deposit Insurance Corporation and the Board of Governors of the Federal Reserve System.

The Trustee has not participated in selecting the Securities for the Trusts; it only provides administrative services.

Limitations of Liabilities of Sponsor and Trustee.

Neither we nor the Trustee will be liable for taking any action or for not taking any action in good faith according to the Indenture. We will also not be accountable for errors in judgment. We will only be liable for our own willful misfeasance, bad faith, gross negligence (ordinary negligence in the Trustee's case) or reckless disregard of our obligations and duties. The Trustee is not liable for any loss or depreciation when the Securities are sold. If we fail to act under the Indenture, the Trustee may do so, and the Trustee will not be liable for any action it takes in good faith under the Indenture.

The Trustee will not be liable for any taxes or other governmental charges or interest on the Securities which the Trustee may be required to pay under any present or future law of the United States or of any other taxing authority with jurisdiction. Also, the Indenture states other provisions regarding the liability of the Trustee.

If we do not perform any of our duties under the Indenture or are not able to act or become bankrupt, or if our affairs are taken over by public authorities, then the Trustee may:

- Appoint a successor sponsor, paying them a reasonable rate not more than that stated by the SEC;

- Terminate the Indenture and liquidate the Trusts; or

- Continue to act as Trustee without terminating the Indenture.

The Evaluator.

The Evaluator is First Trust Advisors L.P., an Illinois limited partnership formed in 1991 and an affiliate of the Sponsor. The
Evaluator's address is 1001 Warrenville Road, Lisle, Illinois 60532.

The Trustee, Sponsor and Unit holders may rely on the accuracy of any evaluation prepared by the Evaluator. The Evaluator will make determinations in good faith based upon the best available information, but will not be liable to the Trustee, Sponsor or Unit holders for errors in judgment.

                    Other Information

Legal Opinions.

Our counsel is Chapman and Cutler, 111 W. Monroe St., Chicago, Illinois, 60603. They have passed upon the legality of the Units offered hereby and certain matters relating to federal tax law. Carter, Ledyard & Milburn acts as the Trustee's counsel, as well as special New York tax counsel for the Trusts.

Experts.

The financial statements of the Trusts for the period set forth in and included as part of Part One of this prospectus have been audited by Deloitte & Touche LLP, independent auditors, as stated in their reports appearing herein, and are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.

The financial statements for periods prior to that audited by Deloitte & Touche LLP were audited by other auditors whose report expressed an unqualified opinion on those financial statements.

                             First Trust(R)

                THE FIRST TRUST SPECIAL SITUATIONS TRUST
                                FT SERIES

                               Prospectus
                                Part Two

                                Sponsor:

                       First Trust Portfolios L.P.

                    1001 Warrenville Road, Suite 300
                          Lisle, Illinois 60532
                             1-630-241-4141

                                Trustee:

                          JP Morgan Chase Bank

                   4 Chase MetroTech Center, 3rd floor
                        Brooklyn, New York 11245
                             1-800-682-7520
                          24-Hour Pricing Line:
                             1-800-446-0132

  This prospectus contains information relating to the above-mentioned unit investment trusts, but does not contain all of the information about this investment company as filed with the Securities and Exchange
                Commission in Washington, D.C. under the:

- Securities Act of 1933 (file no. set forth in Part One for each Trust) and

- Investment Company Act of 1940 (file no. 811-05903)

  Information about the Trusts, including their Codes of Ethics, can be reviewed and copied at the Securities and Exchange Commission's Public
Reference Room in Washington D.C. Information regarding the operation of the Commission's Public Reference Room may be obtained by calling the
                      Commission at 1-202-942-8090.

 Information about the Trusts is available on the EDGAR Database on the
                      Commission's Internet site at
                           http://www.sec.gov.

                 To obtain copies at prescribed rates -

              Write: Public Reference Section of the Commission
                     450 Fifth Street, N.W.
                     Washington, D.C. 20549-0102
     e-mail address: publicinfo@sec.gov

                              July 31, 2002

     PLEASE RETAIN ALL PARTS OF THIS PROSPECTUS FOR FUTURE REFERENCE

                   Investment Style Equity Portfolios:
                         Small-Cap Value Series
                         Small-Cap Growth Series
                          Mid-Cap Value Series
                          Mid-Cap Growth Series
                         Large-Cap Value Series
                         Large-Cap Growth Series
                          International Series

                                FT Series

PROSPECTUS                                     NOTE: THIS PART THREE PROSPECTUS
Part Three                                                MAY ONLY BE USED WITH
Dated July 31, 2002                                       PART ONE AND PART TWO

Each Trust contains a diversified portfolio of common stocks
("Securities") of companies with the investment style characteristics for which each Trust is named. The objective of each Trust is to provide the potential for above-average capital appreciation.

  All Parts of the Prospectus Should be Retained for Future Reference.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                             First Trust(R)

                             1-800-621-9533

                        Portfolios

Objectives.

The objective of each Trust is to provide the potential for above average capital appreciation through an investment in a diversified portfolio of common stocks of companies with the investment style characteristics for which each Trust is named.

Investment success can hinge on many different factors. We believe it is important to build a well-balanced portfolio to help you meet your long-term financial goals. An asset allocation strategy is one component that, when used within the framework of your overall portfolio, can help you capitalize on the risk and return potential that different asset classes offer.

Asset classes are typically categorized broadly as stocks, bonds, and cash. The stock asset class can be further broken down into both growth and value investment styles as well as large, mid, and small market capitalization categories. A distinction is also often made between domestic and foreign stocks. From year to year these different types of stocks can perform quite differently, with a particular type of asset performing better than other types of assets one year and worse the next.

The Trusts have been designed to fill a variety of investment needs and risk tolerance levels and may be appropriate for a variety of reasons such as asset allocation, tax control, liquidity, and diversification. The Trusts offer many features found in other packaged products but with two major differences-a defined portfolio and a defined horizon. Unlike actively managed funds that continually buy and sell securities, thereby changing their investment mix, each Trust's portfolio will generally remain fixed over its life. Because the portfolios are clearly defined and adhere to their stated investment objective, your ability to control your asset allocation is greatly enhanced. Additionally, this "Buy and Hold" philosophy that is employed by the Trusts maintains that it is far better to purchase a well-chosen portfolio of stocks and to hold them for a period of time than to "play the market."

As of the Initial Date of Deposit, the Trusts each contained 25 stocks, except for the International Series which had 30 stocks. While the benefits of risk reduction through diversification are well known, studies show that the benefit of adding additional stocks becomes incremental at around 32 stocks. These studies suggest that the risk of owning a more concentrated investment is offset somewhat by diversification across sectors or market segments. Because the Trusts place such an emphasis on concentration, we believe that selecting stocks for the Trusts requires added experience and discipline. In selecting the stocks for the Trusts, our team of analysts employ the same fundamental "bottom up" approach that they have applied in choosing stocks for hundreds of other concentrated portfolios.

It is our view that financial markets generally set the price of securities based on expectations of future cash flows and not on traditional accounting measures of corporate performance. Accounting distortions, inflation, and other factors often make traditional measures, such as return on equity, misleading as an assessment of a company's performance. Thus, we believe that perceived changes in the ability of a company to generate cash flow in the future is, in large part, what drives valuations in the stock market. By concentrating on a company's cash flow return on its investment, we focus our attention on its business operations rather than its accounting practices. Our goal is to select stocks that we believe offer the best opportunity for capital appreciation regardless of the conditions shaping the market by being consistent in our discipline.

The style and capitalization characteristics used to describe each Trust are designed to help you better understand how a Trust fits into your overall investment plan. These characteristics are determined as of the Initial Date of Deposit and due to changes in the value of the Securities, may vary thereafter. In general, growth portfolios include stocks with high relative price-to-book ratios while value portfolios include stocks with low relative price-to-book ratios. All of the stocks in a Trust on the Initial Date of Deposit must fall into either the growth or value category to receive the designation. Market capitalization designations used for the Trusts are as follows: Small-Cap-less than $1.5 billion; Mid-Cap-$1.5 billion to $8 billion; Large-Cap-over $8 billion.

You should be aware that predictions stated herein may not be realized. In addition, the Securities contained in each Trust are not intended to be representative of the selected industry, sector or investment style as a whole and the performance of each Trust is expected to differ from that of its comparative industry, sector or investment style.

Of course, as with any similar investments, there can be no guarantee that the objective of the Trusts will be achieved. See "Risk Factors" herein and in Part Two of this prospectus for a discussion of the risks of investing in the Trusts.

                       Risk Factors

Technology Industry. Because more than 25% of the Large-Cap Growth Series is invested in technology companies, the Trust is considered to be concentrated in technology stocks. A portfolio concentrated in a single sector may present more risks than a portfolio that is broadly diversified. Technology companies are generally subject to the risks of rapidly changing technologies; short product life cycles; fierce competition; aggressive pricing and reduced profit margins; the loss of patent, copyright and trademark protections; cyclical market patterns; evolving industry standards and frequent new product introductions. Technology companies may be smaller and less experienced companies, with limited product lines, markets or financial resources and fewer experienced management or marketing personnel. Technology company stocks, especially those which are Internet-related, have experienced extreme price and volume fluctuations that are often unrelated to their operating performance. Also, the stocks of many Internet companies have exceptionally high price-to-earnings ratios with little or no earnings histories.

Investment Style. Although the Securities contained in each Trust meet the stated style, capitalization, and investment objective of such Trusts on the Initial Date of Deposit, market fluctuations after this date may change a particular Security's classification. Securities will not generally be removed from a Trust as a result of market fluctuations.

                      Public Offering

Discounts for Certain Persons.

If you invest at least $50,000 (except if you are purchasing for "Fee Accounts" as described in Part Two of this prospectus), the sales charge is reduced as described below.

                                    Your maximum
If you invest                       initial sales charge
(in thousands):*                    will be:
_________________                   ________________
$50 but less than $100              2.75%
$100 but less than $250             2.50%
$250 but less than $500             2.15%
$500 but less than $1 million       2.00%
$1 million or more                  1.25%

* Breakpoint sales charges are also applied on a Unit basis utilizing a breakpoint equivalent in the above table of $10 per Unit and will be applied on whichever basis is more favorable to the investor. The breakpoints will be adjusted to take into consideration purchase orders stated in dollars which cannot be completely fulfilled due to the requirement that only whole Units be issued.

The reduced sales charge for quantity purchases will apply only to purchases made by the same person on any one day from any one dealer. We will also consider Units you purchase in the name of your spouse or child under 21 years of age to be purchases by you. The reduced sales charge will also apply to a trustee or other fiduciary purchasing Units for a single trust estate or single fiduciary account. You must inform your dealer of any combined purchases before the sale in order to be eligible for a reduced sales charge. Any reduced transactional sales charge is the responsibility of the party making the sale.

The following persons may purchase Units at the Public Offering Price less the applicable dealer concession:

- Employees, officers and directors of the Sponsor, our related companies, dealers and their affiliates, and vendors providing services to us.

- Immediate family members of the above (spouses, children, grandchildren, parents, grandparents, siblings, mothers-in-law, fathers-in-law, sons-in-law, daughters-in-law, brothers-in-law and sisters-in-law, and trustees, custodians or fiduciaries for the benefit of such persons).

                   Distribution of Units

We intend to qualify Units of the Trusts for sale in a number of states. Units will be sold at the current Public Offering Price.

Dealer Concessions.

Dealers and other selling agents can purchase Units at prices which represent a concession or agency commission of 65% of the then current maximum sales charge.

                   Expenses and Charges

As Sponsor, we will receive a fee for creating and developing the Trusts, including determining each Trust's objectives, policies, composition and size, selecting service providers and information services and for providing other similar administrative and ministerial functions. The "creation and development fee" is accrued (and becomes a liability of each Trust) on a daily basis. The dollar amount of the creation and development fee accrued each day, which will vary with fluctuations in a Trust's net asset value, is determined by multiplying the net asset value of the Trust on that day by 1/365 of the annual creation and development fee of .35% for each Trust. The total amount of any accrued but unpaid creation and development fee is paid to the Sponsor on a monthly basis from the assets of your Trust. If you redeem your Units, you will only be responsible for any accrued and unpaid creation and development fee through the date of redemption. In connection with the creation and development fee, in no event will the Sponsor collect more than 1.05% for each Portfolio Series of a Unit holder's initial investment. We do not use this fee to pay distribution expenses or as compensation for sales efforts.

                     Other Information

Supplemental Information.

If you write or call the Trustee, you will receive free of charge supplemental information about this Series, which has been filed with the SEC and to which we have referred throughout. This information states more specific details concerning the nature, structure and risks of this product.

                             First Trust(R)

                   Investment Style Equity Portfolios:
                         Small-Cap Value Series
                         Small-Cap Growth Series
                          Mid-Cap Value Series
                          Mid-Cap Growth Series
                         Large-Cap Value Series
                         Large-Cap Growth Series
                          International Series

                                FT Series

                          PART THREE PROSPECTUS
                Must be Accompanied by Parts One and Two

                                 Sponsor:

                       First Trust Portfolios L.P.

                    1001 Warrenville Road, Suite 300
                          Lisle, Illinois 60532
                             1-630-241-4141

                                 Trustee:

                           JPMorgan Chase Bank

                   4 Chase MetroTech Center, 3rd floor
                        Brooklyn, New York 11245
                             1-800-682-7520
                          24-Hour Pricing Line:
                             1-800-446-0132

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL, OR A SOLICITATION OF AN OFFER TO BUY, SECURITIES IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS NOT LAWFUL TO MAKE SUCH OFFER IN SUCH JURISDICTION.

THIS PROSPECTUS DOES NOT CONTAIN ALL THE INFORMATION SET FORTH IN THE REGISTRATION STATEMENTS AND EXHIBITS RELATING THERETO, WHICH THE TRUST HAS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION, WASHINGTON, D.C. UNDER THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940, AND TO WHICH REFERENCE IS HEREBY MADE.

     PLEASE RETAIN ALL PARTS OF THIS PROSPECTUS FOR FUTURE REFERENCE

                             First Trust(R)

                   Investment Style Equity Portfolios:
                         Small-Cap Value Series
                         Small-Cap Growth Series
                          Mid-Cap Value Series
                          Mid-Cap Growth Series
                         Large-Cap Value Series
                         Large-Cap Growth Series
                          International Series

                              The FT Series

                         Information Supplement

This Information Supplement provides additional information concerning the structure, operations and risks of unit investment trusts ("Trusts") contained in the Trusts not found in the prospectus. This Information Supplement is not a prospectus and does not include all of the information that a prospective investor should consider before investing in a Trust. This Information Supplement should be read in conjunction with the prospectus for the Trust in which an investor is considering investing ("prospectus").

This Information Supplement is dated July 31, 2002. Capitalized terms have been defined in the prospectus.

                            Table of Contents

Risk Factors
   Securities                                                  1
   Small-Cap Companies                                         1
   Dividends                                                   1
   Foreign Issuers                                             2
Litigation
   Microsoft Corporation                                       2
   Tobacco Industry                                            3
Concentration
   Technology                                                  3

Risk Factors

Securities. An investment in Units should be made with an understanding of the risks which an investment in common stocks entails, including the risk that the financial condition of the issuers of the Securities or the general condition of the relevant stock market may worsen, and the value of the Securities and therefore the value of the Units may decline. Common stocks are especially susceptible to general stock market movements and to volatile increases and decreases of value, as market confidence in and perceptions of the issuers change. These perceptions are based on unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic or banking crises. Both U.S. and foreign markets have experienced substantial volatility and significant declines recently as a result of certain or all of these factors.

Small-Cap Companies. While historically small-cap company stocks have outperformed the stocks of large companies, the former have customarily involved more investment risk as well. Small-cap companies may have limited product lines, markets or financial resources; may lack management depth or experience; and may be more vulnerable to adverse general market or economic developments than large companies. Some of these companies may distribute, sell or produce products which have recently been brought to market and may be dependent on key personnel.

The prices of small company securities are often more volatile than prices associated with large company issues, and can display abrupt or erratic movements at times, due to limited trading volumes and less publicly available information. Also, because small cap companies normally have fewer shares outstanding and these shares trade less frequently than large companies, it may be more difficult for the Trusts which contain these Securities to buy and sell significant amounts of such shares without an unfavorable impact on prevailing market prices.

Dividends. Shareholders of common stocks have rights to receive payments from the issuers of those common stocks that are generally subordinate to those of creditors of, or holders of debt obligations or preferred stocks of, such issuers. Common stocks do not represent an obligation of the issuer and, therefore, do not offer any assurance of income or provide the same degree of protection of capital as do debt securities. The issuance of additional debt securities or preferred stock will create prior claims for payment of principal, interest and dividends which could adversely affect the ability and inclination of the issuer to declare or pay dividends on its common stock or the rights of holders of common stock with respect to assets of the issuer upon liquidation or bankruptcy.

Foreign Issuers. Since certain of the Securities included in certain Trusts consist of securities of foreign issuers, an investment in the Trusts involves certain investment risks that are different in some respects from an investment in a trust which invests entirely in the securities of domestic issuers. These investment risks include future political or governmental restrictions which might adversely affect the payment or receipt of payment of dividends on the relevant Securities, the possibility that the financial condition of the issuers of the Securities may become impaired or that the general condition of the relevant stock market may worsen (both of which would contribute directly to a decrease in the value of the Securities and thus in the value of the Units), the limited liquidity and relatively small market capitalization of the relevant securities market, expropriation or confiscatory taxation, economic uncertainties and foreign currency devaluations and fluctuations. In addition, for foreign issuers that are not subject to the reporting requirements of the Securities Exchange Act of 1934, there may be less publicly available information than is available from a domestic issuer. Also, foreign issuers are not necessarily subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic issuers. The securities of many foreign issuers are less liquid and their prices more volatile than securities of comparable domestic issuers. In addition, fixed brokerage commissions and other transaction costs on foreign securities exchanges are generally higher than in the United States and there is generally less government supervision and regulation of exchanges, brokers and issuers in foreign countries than there is in the United States. However, due to the nature of the issuers of the Securities selected for the Trusts, the Sponsor believes that adequate information will be available to allow the Supervisor to provide portfolio surveillance for the Trusts.

Securities issued by non-U.S. issuers generally pay dividends in foreign currencies and are principally traded in foreign currencies. Therefore, there is a risk that the U.S. dollar value of these securities will vary with fluctuations in the U.S. dollar foreign exchange rates for the various Securities.

On the basis of the best information available to the Sponsor at the present time, none of the Securities in the Trusts are subject to exchange control restrictions under existing law which would materially interfere with payment to the Trusts of dividends due on, or proceeds from the sale of, the Securities. However, there can be no assurance that exchange control regulations might not be adopted in the future which might adversely affect payment to the Trusts. The adoption of exchange control regulations and other legal restrictions could have an adverse impact on the marketability of international securities in the Trusts and on the ability of the Trusts to satisfy its obligation to redeem Units tendered to the Trustee for redemption. In addition, restrictions on the settlement of transactions on either the purchase or sale side, or both, could cause delays or increase the costs associated with the purchase and sale of the foreign Securities and correspondingly could affect the price of the Units.

Investors should be aware that it may not be possible to buy all Securities at the same time because of the unavailability of any Security, and restrictions applicable to the Trusts relating to the purchase of a Security by reason of the federal securities laws or otherwise.

Foreign securities generally have not been registered under the Securities Act of 1933 and may not be exempt from the registration requirements of such Act. Sales of non-exempt Securities by a Trust in the United States securities markets are subject to severe restrictions and may not be practicable. Accordingly, sales of these Securities by the Trusts will generally be effected only in foreign securities markets. Although the Sponsor does not believe that the Trusts will encounter obstacles in disposing of the Securities, investors should realize that the Securities may be traded in foreign countries where the securities markets are not as developed or efficient and may not be as liquid as those in the United States. The value of the Securities will be adversely affected if trading markets for the Securities are limited or absent.

Litigation

Microsoft Corporation. Microsoft Corporation is currently engaged in litigation with the U.S. Department of Justice and several state

Attorneys General. The complaints against Microsoft include unfair competition and anti-trust violations. The claims seek injunctive relief and monetary damages. The District Court handling the antitrust case recently held that Microsoft exercised monopoly power in violation of the Sherman Antitrust Act and various state antitrust laws. The federal appeals court overturned a June 7, 2000 ruling which called for Microsoft to be broken up into two separate companies, one composed of the company's operating systems and the other containing its applications software business. The appeals court has sent the case back to the lower court to determine penalties. It is impossible to predict what impact the penalties will have on Microsoft or the value of its stock.

Tobacco Industry. Certain of the issuers of Securities in certain Trusts may be involved in the manufacture, distribution and sale of tobacco products. Pending litigation proceedings against such issuers in the United States and abroad cover a wide range of matters including product liability and consumer protection. Damages claimed in such litigation alleging personal injury (both individual and class actions), and in health cost recovery cases brought by governments, labor unions and similar entities seeking reimbursement for health care expenditures, aggregate many billions of dollars.

In November 1998, certain companies in the U.S. tobacco industry entered into a negotiated settlement with several states which would result in the resolution of significant litigation and regulatory issues affecting the tobacco industry generally. The proposed settlement, while extremely costly to the tobacco industry, would significantly reduce uncertainties facing the industry and increase stability in business and capital markets. Future litigation and/or legislation could adversely affect the value, operating revenues and financial position of tobacco companies. The Sponsor is unable to predict the outcome of litigation pending against tobacco companies or how the current uncertainty concerning regulatory and legislative measures will ultimately be resolved. These and other possible developments may have a significant impact upon both the price of such Securities and the value of Units of the Equity Growth and Income Portfolio.

Concentration

Technology. Technology companies generally include companies involved in the development, design, manufacture and sale of computers and peripherals, software and services, data networking/communications equipment, internet access/information providers, semiconductors and semiconductor equipment and other related products, systems and services. The market for these products, especially those specifically related to the Internet, is characterized by rapidly changing technology, rapid product obsolescence, cyclical market patterns, evolving industry standards and frequent new product introductions. The success of the issuers of the Securities depends in substantial part on the timely and successful introduction of new products. An unexpected change in one or more of the technologies affecting an issuer's products or in the market for products based on a particular technology could have a material adverse affect on an issuer's operating results. Furthermore, there can be no assurance that the issuers of the Securities will be able to respond in a timely manner to compete in the rapidly developing marketplace.

Based on trading history of common stock, factors such as announcements of new products or development of new technologies and general conditions of the industry have caused and are likely to cause the market price of high-technology common stocks to fluctuate substantially. In addition, technology company stocks have experienced extreme price and volume fluctuations that often have been unrelated to the operating performance of such companies. This market volatility may adversely affect the market price of the Securities and therefore the ability of a Unit holder to redeem Units at a price equal to or greater than the original price paid for such Units.

Some key components of certain products of technology issuers are currently available only from single sources. There can be no assurance that in the future suppliers will be able to meet the demand for components in a timely and cost effective manner. Accordingly, an issuer's operating results and customer relationships could be adversely affected by either an increase in price for, or an interruption or reduction in supply of, any key components. Additionally, many technology issuers are characterized by a highly concentrated customer base consisting of a limited number of large customers who may require product vendors to comply with rigorous industry standards. Any failure to comply with such standards may result in a significant loss or reduction of sales. Because many products and technologies of technology companies are incorporated into other related products, such companies are often highly dependent on the performance of the personal computer, electronics and telecommunications industries. There can be no assurance that these customers will place additional orders, or that an issuer of Securities will obtain orders of similar magnitude as past orders from other customers. Similarly, the success of certain technology companies is tied to a relatively small concentration of products or technologies. Accordingly, a decline in demand of such products, technologies or from such customers could have a material adverse impact on issuers of the Securities.

Many technology companies rely on a combination of patents, copyrights, trademarks and trade secret laws to establish and protect their proprietary rights in their products and technologies. There can be no assurance that the steps taken by the issuers of the Securities to protect their proprietary rights will be adequate to prevent misappropriation of their technology or that competitors will not independently develop technologies that are substantially equivalent or superior to such issuers' technology. In addition, due to the increasing public use of the Internet, it is possible that other laws and regulations may be adopted to address issues such as privacy, pricing, characteristics, and quality of Internet products and services. The adoption of any such laws could have a material adverse impact on the Securities in the Trusts.

Like many areas of technology, the semiconductor business environment is highly competitive, notoriously cyclical and subject to rapid and often unanticipated change. Recent industry downturns have resulted, in part, from weak pricing, persistent overcapacity, slowdown in Asian demand and a shift in retail personal computer sales toward the low end, or "sub- $1,000" segment. Industry growth is dependent upon several factors, including: the rate of global economic expansion; demand for products such as personal computers and networking and communications equipment; excess productive capacity and the resultant effect on pricing; and the rate of growth in the market for low-priced personal computers.

                               REIT Series

                                FT Series

PROSPECTUS                                    NOTE: THIS PART THREE PROSPECTUS
Part Three                                               MAY ONLY BE USED WITH
Dated July 31, 2002                                      PART ONE AND PART TWO

Each Trust contains a diversified portfolio of common stocks
("Securities") of Real Estate Investment Trusts. The objective of each Trust is to provide the potential for above-average capital appreciation.

  All Parts of the Prospectus Should be Retained for Future Reference.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                             First Trust(R)

                             1-800-621-9533

                        Portfolios

Objectives.

The objective of each Trust is to provide the potential for above average capital appreciation through an investment in a diversified portfolio of common stocks of Real Estate Investment Trusts.

Investment success can hinge on many different factors. We believe it is important to build a well-balanced portfolio to help you meet your long-term financial goals. An asset allocation strategy is one component that, when used within the framework of your overall portfolio, can help you capitalize on the risk and return potential that different asset classes offer.

Asset classes are typically categorized broadly as stocks, bonds, and cash. The stock asset class can be further broken down into both growth and value investment styles as well as large, mid, and small market capitalization categories. A distinction is also often made between domestic and foreign stocks. From year to year these different types of stocks can perform quite differently, with a particular type of asset performing better than other types of assets one year and worse the next.

Each Trust may be appropriate for a variety of reasons such as asset allocation, tax control, liquidity, and diversification. Each Trust offers many features found in other packaged products but with two major differences-a defined portfolio and a defined horizon. Unlike actively managed funds that continually buy and sell securities, thereby changing their investment mix, each Trust's portfolio will generally remain fixed over its life. Because the portfolios are clearly defined and adhere to their stated investment objective, your ability to control your asset allocation is greatly enhanced. Additionally, this "Buy and Hold" philosophy that is employed by each Trust maintains that it is far better to purchase a well-chosen portfolio of stocks and to hold them for a period of time than to "play the market."

As of the Initial Date of Deposit, each Trust contained 25 stocks. While the benefits of risk reduction through diversification are well known, studies show that the benefit of adding additional stocks becomes incremental at around 32 stocks. These studies suggest that the risk of owning a more concentrated investment is offset somewhat by diversification across sectors or market segments. Because each Trust places such an emphasis on concentration, we believe that selecting stocks for the Trusts requires added experience and discipline. In selecting the stocks for each Trust, our team of analysts employ the same fundamental "bottom up" approach that they have applied in choosing stocks for hundreds of other concentrated portfolios.

It is our view that financial markets generally set the price of securities based on expectations of future cash flows and not on traditional accounting measures of corporate performance. Accounting distortions, inflation, and other factors often make traditional measures, such as return on equity, misleading as an assessment of a company's performance. Thus, we believe that perceived changes in the ability of a company to generate cash flow in the future is, in large part, what drives valuations in the stock market. By concentrating on a company's cash flow return on its investment, we focus our attention on its business operations rather than its accounting practices. Our goal is to select stocks that we believe offer the best opportunity for capital appreciation regardless of the conditions shaping the market by being consistent in our discipline.

You should be aware that predictions stated herein may not be realized. In addition, the Securities contained in each Trust are not intended to be representative of the selected industry, sector or investment style as a whole and the performance of each Trust is expected to differ from that of its comparative industry, sector or investment style.

Of course, as with any similar investments, there can be no guarantee that the objective of the Trusts will be achieved. See "Risk Factors" herein and in Part Two of this prospectus for a discussion of the risks of investing in the Trusts.

                       Risk Factors

Real Estate Investment Trusts. The REIT Series is considered to be concentrated in Real Estate Investment Trusts ("REITs"). REITs are financial vehicles that pool investors' capital to purchase or finance real estate. REITs may concentrate their investments in specific geographic areas or in specific property types, i.e., hotels, shopping malls, residential complexes and office buildings. The value of the REITs and the ability of the REITs to distribute income may be adversely affected by several factors, including rising interest rates, changes in the national, state and local economic climate and real estate conditions, perceptions of prospective tenants of the safety, convenience and attractiveness of the properties, the ability of the owner to provide adequate management, maintenance and insurance, the cost of complying with the Americans with Disabilities Act, increased competition from new properties, the impact of present or future environmental legislation and compliance with environmental laws, changes in real estate taxes and other operating expenses, adverse changes in governmental rules and fiscal policies, adverse changes in zoning laws, and other factors beyond the control of the issuers of the REITs.

                      Public Offering

Discounts for Certain Persons.

If you invest at least $50,000 (except if you are purchasing for "Fee Accounts" as described in Part Two of this prospectus), the sales charge is reduced as described below.

                                    Your maximum
If you invest                       initial sales charge
(in thousands):*                    will be:
_________________                   ________________
$50 but less than $100              2.75%
$100 but less than $250             2.50%
$250 but less than $500             2.15%
$500 but less than $1 million       2.00%
$1 million or more                  1.25%

* Breakpoint sales charges are also applied on a Unit basis utilizing a breakpoint equivalent in the above table of $10 per Unit and will be applied on whichever basis is more favorable to the investor. The breakpoints will be adjusted to take into consideration purchase orders stated in dollars which cannot be completely fulfilled due to the requirement that only whole Units be issued.

The reduced sales charge for quantity purchases will apply only to purchases made by the same person on any one day from any one dealer. We will also consider Units you purchase in the name of your spouse or child under 21 years of age to be purchases by you. The reduced sales charge will also apply to a trustee or other fiduciary purchasing Units for a single trust estate or single fiduciary account. You must inform your dealer of any combined purchases before the sale in order to be eligible for a reduced sales charge. Any reduced transactional sales charge is the responsibility of the party making the sale.

The following persons may purchase Units at the Public Offering Price less the applicable dealer concession:

- Employees, officers and directors of the Sponsor, our related companies, dealers and their affiliates, and vendors providing services to us.

- Immediate family members of the above (spouses, children, grandchildren, parents, grandparents, siblings, mothers-in-law, fathers-in-law, sons-in-law, daughters-in-law, brothers-in-law and sisters-in-law, and trustees, custodians or fiduciaries for the benefit of such persons).

                   Distribution of Units

We intend to qualify Units of the Trusts for sale in a number of states. Units will be sold at the current Public Offering Price.

Dealer Concessions.

Dealers and other selling agents can purchase Units at prices which represent a concession or agency commission of 65% of the then current maximum sales charge.

                   Expenses and Charges

As Sponsor, we will receive a fee for creating and developing the Trusts, including determining each Trust's objectives, policies, composition and size, selecting service providers and information services and for providing other similar administrative and ministerial functions. The "creation and development fee" is accrued (and becomes a liability of each Trust) on a daily basis. The dollar amount of the creation and development fee accrued each day, which will vary with fluctuations in a Trust's net asset value, is determined by multiplying the net asset value of the Trust on that day by 1/365 of the annual creation and development fee of .35% for each Trust. The total amount of any accrued but unpaid creation and development fee is paid to the Sponsor on a monthly basis from the assets of your Trust. If you redeem your Units, you will only be responsible for any accrued and unpaid creation and development fee through the date of redemption. In connection with the creation and development fee, in no event will the Sponsor collect more than 1.05% for each Portfolio Series of a Unit holder's initial investment. We do not use this fee to pay distribution expenses or as compensation for sales efforts.

                     Other Information

Supplemental Information.

If you write or call the Trustee, you will receive free of charge supplemental information about this Series, which has been filed with the SEC and to which we have referred throughout. This information states more specific details concerning the nature, structure and risks of this product.

                             First Trust(R)

                               REIT Series

                                FT Series

                          PART THREE PROSPECTUS
                Must be Accompanied by Parts One and Two

                                Sponsor:

                       First Trust Portfolios L.P.

                    1001 Warrenville Road, Suite 300
                          Lisle, Illinois 60532
                             1-630-241-4141

                                Trustee:

                           JPMorgan Chase Bank

                   4 Chase MetroTech Center, 3rd floor
                        Brooklyn, New York 11245
                             1-800-682-7520
                          24-Hour Pricing Line:
                             1-800-446-0132

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL, OR A SOLICITATION OF AN OFFER TO BUY, SECURITIES IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS NOT LAWFUL TO MAKE SUCH OFFER IN SUCH JURISDICTION.

THIS PROSPECTUS DOES NOT CONTAIN ALL THE INFORMATION SET FORTH IN THE REGISTRATION STATEMENTS AND EXHIBITS RELATING THERETO, WHICH THE TRUST HAS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION, WASHINGTON, D.C. UNDER THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940, AND TO WHICH REFERENCE IS HEREBY MADE.

     PLEASE RETAIN ALL PARTS OF THIS PROSPECTUS FOR FUTURE REFERENCE

                             First Trust(R)

                               REIT Series

                              The FT Series

                         Information Supplement

This Information Supplement provides additional information concerning the structure, operations and risks of unit investment trusts ("Trusts") contained in the Trusts not found in the prospectus. This Information Supplement is not a prospectus and does not include all of the information that a prospective investor should consider before investing in a Trust. This Information Supplement should be read in conjunction with the prospectus for the Trust in which an investor is considering investing ("prospectus").

This Information Supplement is dated July 31, 2002. Capitalized terms have been defined in the prospectus.

                            Table of Contents

Risk Factors
   Securities                                                  1
   Small-Cap Companies                                         1
   Dividends                                                   1
Concentration
   REITs                                                       2

Risk Factors

Securities. An investment in Units should be made with an understanding of the risks which an investment in common stocks entails, including the risk that the financial condition of the issuers of the Securities or the general condition of the relevant stock market may worsen, and the value of the Securities and therefore the value of the Units may decline. Common stocks are especially susceptible to general stock market movements and to volatile increases and decreases of value, as market confidence in and perceptions of the issuers change. These perceptions are based on unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic or banking crises. Both U.S. and foreign markets have experienced substantial volatility and significant declines recently as a result of certain or all of these factors.

Small-Cap Companies. While historically small-cap company stocks have outperformed the stocks of large companies, the former have customarily involved more investment risk as well. Small-cap companies may have limited product lines, markets or financial resources; may lack management depth or experience; and may be more vulnerable to adverse general market or economic developments than large companies. Some of these companies may distribute, sell or produce products which have recently been brought to market and may be dependent on key personnel.

The prices of small company securities are often more volatile than prices associated with large company issues, and can display abrupt or erratic movements at times, due to limited trading volumes and less publicly available information. Also, because small cap companies normally have fewer shares outstanding and these shares trade less frequently than large companies, it may be more difficult for the Trusts which contain these Securities to buy and sell significant amounts of such shares without an unfavorable impact on prevailing market prices.

Dividends. Shareholders of common stocks have rights to receive payments from the issuers of those common stocks that are generally subordinate to those of creditors of, or holders of debt obligations or preferred stocks of, such issuers. Common stocks do not represent an obligation of the issuer and, therefore, do not offer any assurance of income or provide the same degree of protection of capital as do debt securities. The issuance of additional debt securities or preferred stock will create prior claims for payment of principal, interest and dividends which could adversely affect the ability and inclination of the issuer to declare or pay dividends on its common stock or the rights of holders of common stock with respect to assets of the issuer upon liquidation or bankruptcy.

Concentration

REITs. An investment in Units of the Trusts should be made with an understanding of risks inherent in an investment in REITs specifically and real estate generally (in addition to securities market risks). Generally, these include economic recession, the cyclical nature of real estate markets, competitive overbuilding, unusually adverse weather conditions, changing demographics, changes in governmental regulations (including tax laws and environmental, building, zoning and sales regulations), increases in real estate taxes or costs of material and labor, the inability to secure performance guarantees or insurance as required, the unavailability of investment capital and the inability to obtain construction financing or mortgage loans at rates acceptable to builders and purchasers of real estate. Additional risks include an inability to reduce expenditures associated with a property (such as mortgage payments and property taxes) when rental revenue declines, and possible loss upon foreclosure of mortgaged properties if mortgage payments are not paid when due.

REITs are financial vehicles that have as their objective the pooling of capital from a number of investors in order to participate directly in real estate ownership or financing. REITs are generally fully integrated operating companies that have interests in income-producing real estate. Equity REITs emphasize direct property investment, holding their invested assets primarily in the ownership of real estate or other equity interests. REITs obtain capital funds for investment in underlying real estate assets by selling debt or equity securities in the public or institutional capital markets or by bank borrowing. Thus, the returns on common equities of the REITs in which the Trust invests will be significantly affected by changes in costs of capital and, particularly in the case of highly "leveraged" REITs (i.e., those with large amounts of borrowings outstanding), by changes in the level of interest rates. The objective of an equity REIT is to purchase income-producing real estate properties in order to generate high levels of cash flow from rental income and a gradual asset appreciation, and they typically invest in properties such as office, retail, industrial, hotel and apartment buildings and healthcare facilities.

REITs are a creation of the tax law. REITs essentially operate as a corporation or business trust with the advantage of exemption from corporate income taxes provided the REIT satisfies the requirements of Sections 856 through 860 of the Internal Revenue Code. The major tests for tax-qualified status are that the REIT (i) be managed by one or more trustees or directors, (ii) issue shares of transferable interest to its owners, (iii) have at least 100 shareholders, (iv) have no more than 50% of the shares held by five or fewer individuals, (v) invest substantially all of its capital in real estate related assets and derive substantially all of its gross income from real estate related assets and (vi) distributed at least 95% of its taxable income to its shareholders each year. If any REIT in a Trust's portfolio should fail to qualify for such tax status, the related shareholders (including the Trust) could be adversely affected by the resulting tax consequences.

The underlying value of the Securities and a Trust's ability to make distributions to Unit holders may be adversely affected by changes in national economic conditions, changes in local market conditions due to changes in general or local economic conditions and neighborhood characteristics, increased competition from other properties, obsolescence of property, changes in the availability, cost and terms of mortgage funds, the impact of present or future environmental legislation and compliance with environmental laws, the ongoing need for capital improvements, particularly in older properties, changes in real estate tax rates and other operating expenses, regulatory and economic impediments to raising rents, adverse changes in governmental rules and fiscal policies, dependency on management skill, civil unrest, acts of God, including earthquakes and other natural disasters (which may result in uninsured losses), acts of war, adverse changes in zoning laws, and other factors which are beyond the control of the issuers of the REITs in a Trust. The value of the REITs may at times be particularly sensitive to devaluation in the event of rising interest rates.

REITs may concentrate investments in specific geographic areas or in specific property types, i.e., hotels, shopping malls, residential complexes and office buildings. The impact of economic conditions on REITs can also be expected to vary with geographic location and property type. Investors should be aware the REITs may not be diversified and are subject to the risks of financing projects. REITs are also subject to defaults by borrowers, self-liquidation, the market's perception of the REIT industry generally, and the possibility of failing to qualify for pass-through of income under the Internal Revenue Code, and to maintain exemption from the Investment Company Act of 1940. A default by a borrower or lessee may cause the REIT to experience delays in enforcing its right as mortgagee or lessor and to incur significant costs related to protecting its investments. In addition, because real estate generally is subject to real property taxes, the REITs in a Trust may be adversely affected by increases or decreases in property tax rates and assessments or reassessments of the properties underlying the REITs by taxing authorities. Furthermore, because real estate is relatively illiquid, the ability of REITs to vary their portfolios in response to changes in economic and other conditions may be limited and may adversely affect the value of the Units. There can be no assurance that any REIT will be able to dispose of its underlying real estate assets when advantageous or necessary.

The issuer of REITs generally maintains comprehensive insurance on presently owned and subsequently acquired real property assets, including liability, fire and extended coverage. However, certain types of losses may be uninsurable or not be economically insurable as to which the underlying properties are at risk in their particular locales. There can be no assurance that insurance coverage will be sufficient to pay the full current market value or current replacement cost of any lost investment. Various factors might make it impracticable to use insurance proceeds to replace a facility after it has been damaged or destroyed. Under such circumstances, the insurance proceeds received by a REIT might not be adequate to restore its economic position with respect to such property.

Under various environmental laws, a current or previous owner or operator of real property may be liable for the costs of removal or remediation of hazardous or toxic substances on, under or in such property. Such laws often impose liability whether or not the owner or operator caused or knew of the presence of such hazardous or toxic substances and whether or not the storage of such substances was in violation of a tenant's lease. In addition, the presence of hazardous or toxic substances, or the failure to remediate such property properly, may adversely affect the owner's ability to borrow using such real property as collateral. No assurance can be given that one or more of the REITs in the Trust may not be presently liable or potentially liable for any such costs in connection with real estate assets they presently own or subsequently acquire while such REITs are held in the Trusts.

              CONTENTS OF POST-EFFECTIVE AMENDMENT
                    OF REGISTRATION STATEMENT


     This Post-Effective Amendment of Registration Statement comprises the following papers and documents:

                          The facing sheet

                          The prospectus

                          The signatures

                          The Consent of Independent Auditors


                               S-1

                           SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, the Registrant, FT 527 INVESTMENT STYLE EQUITY PORTFOLIO, SMALL-CAP VALUE SERIES, INVESTMENT STYLE EQUITY PORTFOLIO, SMALL-CAP GROWTH SERIES, INVESTMENT STYLE EQUITY PORTFOLIO, MID-CAP VALUE SERIES, INVESTMENT STYLE EQUITY PORTFOLIO, MID-CAP GROWTH SERIES, INVESTMENT STYLE EQUITY PORTFOLIO, LARGE-CAP VALUE SERIES, INVESTMENT STYLE EQUITY PORTFOLIO, LARGE-CAP GROWTH SERIES, INVESTMENT STYLE EQUITY PORTFOLIO, INTERNATIONAL SERIES, INVESTMENT STYLE EQUITY PORTFOLIO,
REIT  SERIES,  certifies  that  it  meets  all  of   the
requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment of its Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized in the Village of Lisle and State of Illinois on July 31, 2002.

                              FT 527
                              INVESTMENT STYLE EQUITY PORTFOLIO, SMALL-CAP
                                VALUE SERIES
                                INVESTMENT STYLE EQUITY PORTFOLIO, SMALL-CAP
                                GROWTH SERIES
                                INVESTMENT STYLE EQUITY PORTFOLIO, MID-CAP
                                VALUE SERIES
                                INVESTMENT STYLE EQUITY PORTFOLIO, MID-CAP
                                GROWTH SERIES
                                INVESTMENT STYLE EQUITY PORTFOLIO, LARGE-CAP
                                VALUE SERIES
                                INVESTMENT STYLE EQUITY PORTFOLIO, LARGE-CAP
                                GROWTH SERIES
                                INVESTMENT STYLE EQUITY PORTFOLIO,
                                INTERNATIONAL SERIES
                                INVESTMENT STYLE EQUITY PORTFOLIO, REIT SERIES
                                    (Registrant)
                              By  FIRST TRUST PORTFOLIOS, L.P.
                                    (Depositor)


                              By  Robert M. Porcellino
                                  Senior Vice President


                           S-2

     Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following person in the capacity and on the date indicated:

       NAME                  TITLE*                 DATE

David J. Allen              Director           )
                            of The Charger     )
                            Corporation, the   )  July 31, 2002
                            General Partner of )
                            First Trust        )
                            Portfolios, L.P.   )
                                               )
Judith M. Van Kampen        Director           )
                            of The Charger     )  Robert M. Porcellino
                            Corporation, the   )  Attorney-in-Fact**
                            General Partner of )
                            First Trust        )
                            Portfolios, L.P.   )

Karla M. Van Kampen-Pierre  Director           )
                            of The Charger     )
                            Corporation, the   )
                            General Partner of )
                            First Trust        )
                            Portfolios, L.P.   )

David G. Wisen              Director           )
                            of The Charger     )
                            Corporation, the   )
                            General Partner of )
                            First Trust        )
                            Portfolios, L.P.   )


       * The title of the person named herein represents his capacity in and relationship to First Trust Portfolios, L.P., Depositor.

       ** An executed copy of the related power of attorney was filed with the Securities and Exchange Commission in connection with the Amendment No. 1 to Form S-6 of FT 597 (File No. 333-76518) and the same is hereby incorporated herein by this reference.


                               S-3

                  INDEPENDENT AUDITORS' CONSENT


We consent to the use in this Post-Effective Amendment to this Registration Statement of FT Series of our reports dated July 15, 2002 appearing in the Prospectus, which is a part of such Registration Statement, and to the reference to us under the heading "Experts" in such Prospectus.




Deloitte & Touche LLP



Chicago, Illinois
July 29, 2002